UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-5485
Atlas Funds
(Exact name of registrant as specified in charter)
794 Davis Street, San Leandro, California	94577-6900
(Address of principal executive offices)	(Zip code)
W. Lawrence Key, President, Atlas Funds, 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(510) 297-7444

Date of fiscal year end:	12/31/2004

Date of reporting period:	09/30/2004

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2004 is filed herewith.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Balanced Fund

	shares	value (note 1)
Common Stocks - 61.73%
Apparel - 4.88%
Limited Brands	37,805	$842,673
Liz Claiborne, Inc.	22,980	866,806
Banks - 2.17%
Wells Fargo & Co.	12,750	760,282
Diversified Financial Services - 5.49%
Freddie Mac	11,125	725,795
MBNA Corp.	31,845	802,494
Morgan Stanley	8,015	395,139
Environmental Control - 2.00%
Waste Management, Inc.	25,640	700,998
Food - .99%
Kraft Foods, Inc. - Class A	10,975	348,127
Health Care - Products - 4.55%
Baxter International, Inc.	17,205	553,313
Johnson & Johnson	18,500	1,042,105
Insurance - 9.83%
American International Group, Inc.	8,555	581,654
Berkshire Hathaway, Inc. - Class B (b)	280	803,880
Markel Corp. (b)	2,000	616,800
MGIC Investment Corp.	11,250	748,688
Willis Group Holdings Ltd.	18,540	693,396
Media - 7.28%
Comcast Corp. - Class A (b)	30,500	851,560
Liberty Media Corp. - Class A (b)	109,236	952,538
Viacom, Inc. - Class B	22,210	745,368
Miscellaneous - Manufacturing - 1.34%
Dover Corp.	12,045	468,189
Pharmaceuticals - 2.50%
Pfizer, Inc.	28,680	877,608
Retail - 7.40%
Costco Wholesale Corp.	19,255	800,238
McDonald’s Corp.	26,445	741,253
Target Corp.	10,165	459,966
Walgreen Co.	16,500	591,195
Semiconductors - 1.45%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	71,202	508,382
Software - 9.96%
First Data Corp.	18,315	796,703
Fiserv, Inc. (b)	26,310	917,167
Intuit, Inc. (b)	19,560	888,024
Microsoft Corp.	32,065	886,597
Textiles - 1.89%
Mohawk Industries, Inc. (b)	8,355	663,303
Total Common Stocks (cost: $19,285,732)		21,630,241

	face amount	value (note 1)
Corporate Bonds and Notes - 17.79%
Auto Manufacturers - 1.50%
Daimler Chrysler North America Holding Corp.,
6.40% Gtd. Nts., due 05/15/06	$250,000	$263,066
Ford Motor Credit Co.,
6.875% Unsec. Nts., due 02/01/06	$250,000	261,606
Computers - 1.63%
Hewlett-Packard Co.,
5.50% Nts., due 07/01/07	$300,000	317,133
IBM Corp.,
4.75% Sr. Unsec. Nts., due 11/29/12	$250,000	253,529
Diversified Financial Services - 3.72%
American Express Co.,
5.50% Nts., due 09/12/06	$325,000	340,376
Countrywide Home Loans, Inc.,
5.625% Medium-Term Nts., Series K, due 05/15/07	$300,000	316,338
Household Finance Corp.,
7.875% Sr. Unsec. Nts., due 03/01/07	$250,000	276,664
International Lease Finance Corp.,
5.75% Unsec. Nts., due 10/15/06	$350,000	369,343
Electric - .97%
WPS Resources Corp.,
7.00% Sr. Unsec. Unsub. Nts., due 11/01/09	$300,000	340,200
Food - .88%
Kraft Foods, Inc.,
4.625% Nts., due 11/01/06	$300,000	308,524
Insurance - 1.90%
Markel Corp.,
6.80% Sr. Nts., due 02/15/13	$300,000	321,287
MGIC Investment Corp.,
6.00% Sr. Unsec. Nts., due 03/15/07	$325,000	345,053
Media - .93%
Comcast Cable Communications Corp.,
6.20% Sr. Nts., due 11/15/08	$300,000	324,186
Miscellaneous - Manufacturing - .73%
General Electric Co.,
5.00% Unsec. Nts., due 02/01/13	$250,000	257,110
Oil & Gas - 1.75%
Conoco Funding Co.,
5.45% Gtd. Nts., due 10/15/06	$335,000	351,216
Marathon Oil Corp.,
5.375% Unsec. Nts., due 06/01/07	$250,000	262,230
Retail - .45%
Costco Wholesale Corp.,
5.50% Sr. Nts., due 03/15/07	$150,000	157,953
Semiconductors - 1.04%
Texas Instruments Corp.,
6.125% Unsec. Nts., due 02/01/06	$350,000	364,805
Telecommunications - 2.12%
SBC Communications, Inc.,
5.75% Sr. Unsec. Nts., due 05/02/06	$350,000	365,439
Sprint Capital Corp.,
6.125% Sr. Unsec. Unsub. Nts., due 11/15/08	$350,000	377,782
Transportation - .17%
Union Pacific Corp.,
6.39% Medium-Term Nts., Series E, due 11/01/04	$60,000	60,159
Total Corporate Bonds and Notes (cost: $6,149,272)		6,233,999

	face amount	value (note 1)
Mortgage-Backed Obligations - .72%
Government - Sponsored Enterprises - .72%
Fannie Mae,
6.00% due 05/01/32	$149,590	$155,011
6.50% due 04/01/32	$91,564	96,112
Total Mortgage-Backed Obligations (cost: $237,988)		251,123

	face amount	value (note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 9.96%
Fannie Mae,
3.25% due 08/15/08	$550,000	545,396
4.00% due 12/15/08	$470,000	469,919
Freddie Mac,
3.05% due 01/19/07	$465,000	465,472
4.25% due 06/15/05	$700,000	709,803
4.875% due 03/15/07	$650,000	679,013
5.25% due 01/15/06	$600,000	620,774
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $3,475,340)		3,490,377

	face amount	value (note 1)
U.S. Government Obligations - 2.66%
U.S. Treasury Note,
4.625% due 05/15/06	$500,000	517,285
5.75% due 11/15/05	$400,000	415,438
Total U.S. Government Obligations (cost: $929,485)		932,723

	shares or face amount	value (note 1)

Short-Term Investments - 6.73%

Triparty Repurchase Agreement dated September 30, 2004 with Investors Bank & Trust Co., effective yield of 1.22%, due October 1, 2004, collateralized by U.S. Treasury Bonds, 1.75%, December 31, 2004 with a value of $2,413,001	$2,357,667	2,357,667
Total Short-Term Investments (cost: $2,357,667)		2,357,667

Total Securities (cost: $32,435,484) - 99.59%		34,896,130
Other Assets and Liabilities, Net - .41%		144,243
Net Assets - 100.00%		$35,040,373

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Emerging Growth Fund

	shares	value (note 1)

Common Stocks - 94.68%
Advertising - 1.37%
R.H. Donnelley Corp. (b)	12,560	$619,962
Apparel - 1.29%
Quiksilver, Inc. (b)	8,550	217,341
Warnaco Group (The), Inc. (b)	16,340	363,238
Auto Manufacturers - .98%
Wabash National Corp. (b)	16,170	444,190
Auto Parts & Equipment - 1.15%
Goodyear Tire & Rubber Co. (The) (o) (b)	48,240	518,098
Banks - 3.70%
Brookline Bancorp, Inc.	21,570	338,002
East-West Bancorp, Inc.	8,200	275,438
South Financial Group (The), Inc.	14,720	415,104
Southwest Bancorp of Texas, Inc.	15,630	314,788
Umpqua Holdings Corp.	14,370	324,187
Biotechnology - .70%
Digene Corp. (b)	12,160	315,674
Building Materials - .89%
Texas Industries, Inc.	7,770	399,689
Chemicals - 4.67%
Agrium, Inc.	29,410	522,322
FMC Corp. (b)	12,810	622,182
Georgia Gulf Corp.	4,290	191,291
Minerals Technologies, Inc.	7,260	427,324
RPM International, Inc.	19,550	345,057
Coal - 1.79%
Arch Coal, Inc.	15,240	540,868
Fording Canadian Coal Trust	4,800	268,656
Commercial Services - 1.46%
Brink’s Co. (The)	19,230	580,169
Interactive Data Corp. (b)	4,180	78,668
Computers - 5.16%
Imation Corp.	10,570	376,186
Intergraph Corp. (b)	39,420	1,071,041
Nam Tai Electronics, Inc.	41,170	878,979
Cosmetics & Personal Care - .80%
Elizabeth Arden, Inc. (b)	17,040	358,862
Diversified Financial Services - .97%
Accredited Home Lenders Holding Co. (b)	11,390	438,743
Engineering & Construction - 1.32%
Washington Group International, Inc. (b)	17,140	593,387
Environmental Control - .51%
Waste Connections, Inc. (b)	7,220	228,730
Food - 1.14%
Ralcorp Holdings, Inc. (b)	14,200	512,620
Gas - 2.41%
AGL Resources, Inc.	18,050	555,398
Southern Union Co. (b)	26,008	533,164

Health Care - Products - 1.69%
Dade Behring Holdings, Inc. (b)	7,790	$434,043
PolyMedica Corp.	10,620	327,096
Health Care - Services - 3.29%
AMERIGROUP Corp. (b)	6,250	351,562
Beverly Enterprises, Inc. (b)	43,810	331,642
LabOne, Inc. - Class A (b)	8,580	250,793
Magellan Health Services, Inc. (b)	15,080	551,325
Home Builders - 1.19%
Hovnanian Enterprises, Inc. - Class A (b)	13,410	537,741
Household Products & Wares - .63%
Jarden Corp. (b)	7,760	283,162
Insurance - 1.29%
IPC Holdings Ltd.	5,630	213,996
ProAssurance Corp. (b)	10,540	369,111
Internet - 2.44%
j2 Global Communications, Inc. (o) (b)	17,860	564,197
Websense, Inc. (b)	12,850	535,459
Iron & Steel - 2.30%
Allegheny Technologies, Inc.	19,990	364,817
Carpenter Technology Corp.	6,420	306,491
Cleveland-Cliffs, Inc. (b)	4,540	367,150
Lodging - .22%
Choice Hotels International, Inc.	1,720	99,055
Machinery - Construction & Mining - 2.89%
Joy Global, Inc.	18,230	626,747
Terex Corp. (o) (b)	15,560	675,304
Machinery - Diversified - .89%
Idex Corp.	11,810	401,068
Media - .68%
4Kids Entertainment, Inc. (b)	15,080	304,616
Mining - 1.06%
Apex Silver Mines Ltd. (o) (b)	22,100	479,570
Miscellaneous - Manufacturing - 2.36%
Ceradyne, Inc. (b)	12,840	563,804
Roper Industries, Inc.	8,690	499,327
Oil & Gas - 2.10%
Range Resources Corp.	17,250	301,702
Southwestern Energy Co. (b)	15,330	643,707
Oil & Gas Services - 2.69%
CAL Dive International, Inc. (b)	13,970	497,611
Lone Star Technologies, Inc. (b)	18,910	714,798
Pharmaceuticals - 2.87%
Angiotech Pharmaceuticals, Inc. (b)	19,840	402,157
Encysive Pharmaceuticals, Inc. (b)	23,520	212,386
Endo Pharmaceuticals Holdings, Inc. (b)	23,875	438,345
United Therapeutics Corp. (o) (b)	6,970	243,462
Pipelines - 1.77%
Dynegy, Inc. - Class A (o) (b)	60,780	303,292
McDermott International, Inc. (b)	41,930	494,774
REITS - 7.11%
Alexandria Real Estate Equities, Inc. REIT	9,030	593,452
Capital Automotive REIT	16,990	531,277
Maguire Properties, Inc. REIT	8,600	209,066
MI Developments, Inc. - Class A	17,640	446,292
New Century Financial Corp. REIT	5,730	345,061
Reckson Associates Realty Corp. REIT	17,070	490,762
Ventas, Inc. REIT	22,770	590,198
Retail - 7.40%
BJ’s Wholesale Club, Inc. (b)	12,130	331,634
Blockbuster, Inc. - Class A (o)	24,810	188,308

Cash American Investments, Inc.	14,230	$348,066
Claire’s Stores, Inc.	17,880	447,715
Dick’s Sporting Goods, Inc. (b)	10,710	381,490
Guitar Center, Inc. (b)	7,180	310,894
Red Robin Gourmet Burgers (b)	9,470	413,555
School Specialty, Inc. (o) (b)	8,320	327,891
Sonic Corp. (b)	13,590	348,312
Zale Corp. (b)	8,550	240,255
Savings & Loans - 5.04%
BankAtlantic Bancorp, Inc. - Class A	18,790	344,233
Commercial Capital Bancorp, Inc.	23,430	531,627
People’s Bank	21,945	784,095
Webster Financial Corp.	12,410	612,930
Semiconductors - 2.68%
Cree, Inc.(o) (b)	9,390	286,677
DSP Group, Inc. (b)	15,700	330,485
Exar Corp. (b)	22,900	324,264
Tessera Technologies, Inc. (b)	12,070	266,747
Software - 1.96%
Analogic Corp.	10,290	428,990
Avid Technology, Inc. (b)	4,730	221,695
Transaction Systems Architects, Inc. - Class A (b)	12,680	235,658
Telecommunications - 4.34%
Alamosa Holdings, Inc. (o) (b)	107,040	817,786
NII Holdings, Inc. - Class B (o) (b)	12,890	531,197
Spectrasite, Inc. (o) (b)	13,050	606,825
Transportation - 5.48%
General Maritime Corp. (b)	14,390	501,204
Laidlaw International (b)	35,730	587,759
OMI Corp.	55,040	881,741
Overnite Corp.	15,950	501,309
Total Common Stocks (cost: $36,547,270)		42,699,118

	shares or face amount	value (note 1)

Short-Term Investments - 13.00%

Dreyfus Cash Management Plus Fund (p)	$1,798,188	1,798,188
Goldman Sachs Financial Square Prime Obligations Fund (p)	$1,444,877	1,444,877
Triparty Repurchase Agreement dated September 30, 2004 with Investors Bank & Trust Co., effective yield of 1.22%, due October 1, 2004, collateralized by U.S. Treasury Bonds, 1.75%, December 31, 2004 with a value of $2,683,848	$2,618,592	2,618,592
Total Short-Term Investments (cost: $5,861,657)		5,861,657

Total Securities (cost: $42,408,927) - 107.68%		48,560,775
Other Assets and Liabilities, Net - (7.68)%		(3,463,568)
Net Assets - 100.00%		$45,097,207

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Fund of Funds

	shares	percent of net assets	value (note 1)
Investment in Atlas Funds - 99.81%
American Enterprise Bond Fund	532,429	10.04%	$5,334,935
Emerging Growth Fund	493,049	13.11%	6,971,709
Global Growth Fund	375,926	12.92%	6,868,175
Growth Opportunities Fund	305,240	11.83%	6,291,000
Money Market Fund	2,400,616	4.52%	2,400,616
S&P 500 Index Fund	502,671	7.23%	3,845,433
Strategic Growth Fund	228,850	5.00%	2,656,948
Strategic Income Fund	1,219,345	10.39%	5,523,634
U.S. Government and Mortgage Securities Fund	514,261	9.84%	5,230,036
Value Fund	784,563	14.93%	7,939,782
Total Investment in Atlas Funds (cost: $51,082,612)			53,062,268

	shares or face amount	value (note 1)

Short-Term Investments - .16%

Triparty Repurchase Agreement dated September 30, 2004 with Investors Bank & Trust Co., effective yield of 1.22%, due October 1, 2004, collateralized by U.S. Treasury Bonds, 1.75%, December 31, 2004 with a value of $89,084	$87,271	87,271
Total Short-Term Investments (cost: $87,271)		87,271

Total Securities (cost: $51,169,883) - 99.97%		53,149,539
Other Assets and Liabilities, Net - .03%		14,207
Net Assets - 100.00%		$53,163,746

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Global Growth Fund

	shares	value(s) (note 1)

Common Stocks - 93.51%
Advertising - .81%
JC Decaux SA (b)	38,980	$886,210
WPP Group PLC	80,400	748,783
Aerospace & Defense - 3.16%
Boeing Co. (The)	21,600	1,114,992
Empresa Brasileira de Aeronautica SA, Sponsored ADR	61,153	1,614,439
Lockheed Martin Corp.	17,500	976,150
Northrop Grumman Corp.	19,400	1,034,602
Raytheon Co.	42,500	1,614,150
Apparel - .27%
Coach, Inc. (b)	12,900	547,218
Auto Manufacturers - 1.50%
Porsche AG Preferred	1,713	1,109,402
Toyota Motor Corp.	49,900	1,913,563
Banks - 8.41%
ABN AMRO Holding NV	86,000	1,954,142
Anglo Irish Bank Corp. PLC	56,900	1,045,710
Australia & New Zealand Banking Group Ltd.	61,372	845,881
Commerce Bancorp, Inc.	7,000	386,400
HSBC Holdings PLC	133,200	2,118,380
ICICI Bank Ltd., Sponsored ADR	90,825	1,253,385
Northern Trust Corp.	15,600	636,480
Resona Holdings, Inc. (b)	476,000	718,034
Royal Bank of Scotland Group PLC	136,687	3,948,887
Societe Generale - Class A	21,490	1,902,240
Wachovia Corp.	45,180	2,121,201
Beverages - 1.48%
Companhia de Bebidas das Americas, Sponsored ADR	40,953	917,347
Diageo PLC (b)	28,620	357,465
Fomento Economico Mexicano SA	211,800	935,917
Grupo Modelo SA - Class C	312,000	759,237
Biotechnology - 2.85%
Affymetrix, Inc. (b)	30,400	933,584
Amgen, Inc. (b)	34,360	1,947,525
Genentech, Inc. (b)	19,200	1,006,464
Genzyme Corp. (b)	19,000	1,033,790
Human Genome Sciences, Inc. (b)	22,100	241,111
Millennium Pharmaceuticals, Inc. (b)	21,800	298,878
Nektar Therapeutics (b)	5,000	72,400
Nektar Therapeutics (m) (a) (b) (f)	17,092	197,994
Computers - 1.93%
Cadence Design Systems, Inc. (b)	66,541	867,695
International Business Machines Corp.	22,826	1,957,101
Sun Microsystems, Inc. (b)	259,700	1,049,188
Cosmetics & Personal Care - 1.17%
Gillette Co. (The)	39,400	1,644,556
Shiseido Co. Ltd.	57,000	701,849
Diversified Financial Services - 4.99%

American Express Co.	31,800	$1,636,428
Charles Schwab Corp. (The) (o)	65,900	605,621
Citigroup, Inc.	16,066	708,832
Credit Saison Co. Ltd.	37,100	1,142,887
JP Morgan Chase & Co.	92,711	3,683,408
MBNA Corp.	72,900	1,837,080
MLP AG (o)	26,132	420,098
Electric - .15%
Electricidade de Portugal SA	101,600	296,623
Electrical Components & Equipment - 1.35%
Samsung Electronics Co. Ltd.	4,729	1,880,922
Sharp Corp.	60,000	826,571
Electronics - 1.19%
Applera Corp. - Applied Biosystems Group	38,900	734,043
Keyence Corp.	4,010	844,671
Murata Manufacturing Co. Ltd.	17,100	823,572
Engineering & Construction - .60%
Hyundai Heavy Industries Co. Ltd.	26,863	723,190
JGC Corp.	38,000	387,096
Leighton Holdings Ltd.	13,575	94,240
Entertainment - .76%
International Game Technology Corp.	42,500	1,527,875
Food - 1.26%
Cadbury Schweppes PLC	247,972	1,907,683
Carrefour SA	13,380	629,499
Gas - .55%
Hong Kong & China Gas	589,000	1,099,148
Health Care - Products - 1.03%
Cie Generale D’Optique Essilor International SA	13,800	887,224
Smith & Nephew PLC	129,870	1,194,228
Health Care - Services - .91%
Quest Diagnostics, Inc.	20,800	1,834,976
Holding Companies - Diversified - .41%
Hutchison Whampoa Ltd.	105,000	821,480
Household Products & Wares - 1.82%
Reckitt Benckiser PLC	149,843	3,672,567
Insurance - 3.95%
ACE Ltd.	37,512	1,502,731
Aegon NV	124,912	1,347,001
Allianz AG	16,754	1,687,834
Berkshire Hathaway, Inc. - Class B (b)	530	1,521,630
Everest Re Group Ltd.	9,200	683,836
Manulife Financial Corp.	27,572	1,210,324
Internet - 1.87%
Amazon.com, Inc. (b)	21,600	882,576
Symantec Corp. (b)	23,300	1,278,704
Trend Micro, Inc. (b)	25,000	1,076,832
Yahoo! Japan Corp. (b)	116	516,516
Media - 7.22%
Grupo Televisa SA, Sponsored ADR	31,432	1,657,409
Pearson PLC	148,450	1,588,116
Reed Elsevier PLC	110,227	967,708
Singapore Press Holdings, Ltd. (b)	434,681	1,223,472
Sirius Satellite Radio, Inc. (o) (b)	1,829,186	5,853,395
Societe Television Francaise 1	26,060	739,460
Television Broadcasts Ltd.	358,022	1,602,556
Wolters Kluwer NV	53,268	896,705
Miscellaneous - Manufacturing - .93%
Nikon Corp.	89,371	842,992
Siemens AG	14,177	1,039,155
Office & Business Equipment - .40%

Canon, Inc.	17,000	$800,218
Oil & Gas - 6.99%
BP PLC, Sponsored ADR	30,360	1,746,611
Burlington Resources, Inc.	24,200	987,360
ChevronTexaco Corp.	35,516	1,905,078
EnCana Corp.	26,896	1,243,518
ENI-Ente Nazionale Idrocarburi SpA	39,500	885,568
GlobalSantaFe Corp.	67,800	2,078,070
Husky Energy, Inc.	76,990	1,878,311
Total SA	4,290	874,068
Transocean, Inc. (b)	68,800	2,461,664
Oil & Gas Services - 1.06%
Technip SA	13,150	2,123,797
Pharmaceuticals - 8.68%
AstraZeneca PLC	19,750	809,748
Chugai Pharmaceutical Co Ltd.	55,700	804,283
Eli Lilly & Co.	11,800	708,590
Express Scripts, Inc. (b)	11,900	777,546
Gilead Sciences, Inc. (b)	53,200	1,988,616
Novartis AG (b)	30,716	1,434,268
Pfizer, Inc.	50,222	1,536,793
Roche Holding AG	23,401	2,421,958
Sanofi-Synthelabo SA	52,417	3,803,023
Schering-Plough Corp.	57,200	1,090,232
Shionogi & Co. Ltd.	95,000	1,363,124
Teva Pharmaceutical Industries, Sponsored ADR	27,600	716,220
Retail - 5.83%
Boots Group PLC	73,885	858,630
Circuit City Stores, Inc.	93,443	1,433,416
Dixons Group PLC	681,380	2,106,031
Gap, Inc. (The)	39,100	731,170
Hennes & Maurtiz AB - Class B	146,600	4,036,710
RadioShack Corp.	25,300	724,592
Seven-Eleven Japan Co. Ltd.	25,000	715,616
Starbucks Corp. (b)	24,800	1,127,408
Semiconductors - 2.58%
Advanced Micro Devices, Inc. (b)	144,000	1,872,000
Altera Corp. (o) (b)	9,700	189,829
National Semiconductor Corp. (b)	85,000	1,316,650
Silicon Laboratories, Inc. (b)	5,500	181,995
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	228,401	1,630,783
Software - 2.79%
BEA Systems, Inc. (b)	104,700	723,477
Electronic Arts, Inc. (b)	7,026	323,126
IMS Health, Inc.	39,100	935,272
Novell, Inc. (b)	136,700	862,577
Red Hat, Inc. (b)	29,800	364,752
SAP AG	12,705	1,980,899
Veritas Software Corp. (b)	23,600	420,080
Telecommunications - 13.76%
Alcatel SA (b)	80,160	937,112
Cisco Systems, Inc. (b)	69,700	1,261,570
Corning, Inc. (b)	92,600	1,026,008
France Telecom SA	68,724	1,712,708
JDS Uniphase Corp. (b)	343,500	1,157,595
Juniper Networks, Inc. (b)	33,600	792,960
KDDI Corp.	644	3,130,901
Qualcomm, Inc.	50,740	1,980,890
Scientific-Atlanta, Inc.	23,260	602,899
SK Telecom Co. Ltd.	3,050	464,850
SK Telecom Co. Ltd., Sponsored ADR (o)	30,600	595,170

Tandberg ASA	105,400	$952,480
Tele Norte Leste Participacoes SA	5	62
Tele Norte Leste Participacoes SA Preferred	106,430	1,400,346
Telefonaktiebolaget LM Ericsson - Class B (b)	1,370,400	4,253,387
Vodafone Group PLC	3,099,880	7,420,875
Transportation - .52%
Amadeus Global Travel Distribution - Class A	105,852	837,688
Peninsular and Oriental Steam Navigation Co. (The)	43,270	205,995
Venture Capital - .33%
3I Group PLC	67,131	675,028
Total Common Stocks (cost: $155,582,098)		188,133,465

	face amount or units (j)	value(s) (note 1)

Rights, Warrants and Certificates - .00%

Hutchison Whampoa Ltd. Rts., Exp. 12/31/09	1,400	—
Total Rights, Warrants and Certificates (cost: $0)		0

	shares or face amount	value(s) (note 1)

Short-Term Investments - 6.39%

Dreyfus Cash Management Plus Fund (p)	$1,848,206	1,848,206
Goldman Sachs Financial Square Prime Obligations Fund (p)	$1,485,066	1,485,066
Triparty Repurchase Agreement dated September 30, 2004 with Investors Bank & Trust Co., effective yield of 1.22%, due October 1, 2004, collateralized by U.S. Treasury Bonds, 1.75%, December 31, 2004 with a value of $9,730,794	$9,530,942	9,530,942
Total Short-Term Investments (cost: $12,864,214)		12,864,214

Total Securities (cost: $168,446,312) - 99.90%		200,997,679
Other Assets and Liabilities, Net - .10%		191,217
Net Assets - 100.00%		$201,188,896

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Growth Opportunities Fund

	shares	value (note 1)

Common Stocks - 98.60%
Aerospace & Defense - 3.64%
Empresa Brasileira de Aeronautica SA, Sponsored ADR	121,300	$3,202,320
Raytheon Co.	270,500	10,273,590
Apparel - .30%
Polo Ralph Lauren Corp.	30,800	1,120,196
Auto Parts & Equipment - .39%
Autoliv, Inc.	35,700	1,442,280
Banks - 4.65%
Bank of America Corp.	219,636	9,516,828
Commerce Bancorp, Inc.	29,600	1,633,920
Wells Fargo & Co.	101,200	6,034,556
Beverages - 1.14%
Coca-Cola Co. (The)	36,500	1,461,825
Pepsico, Inc.	56,300	2,738,995
Biotechnology - 4.17%
Amgen, Inc. (b)	100,500	5,696,340
Celgene Corp. (b)	7,600	442,548
Genentech, Inc. (b)	67,900	3,559,318
Genzyme Corp. (b)	38,400	2,089,344
MedImmune, Inc. (b)	153,000	3,626,100
Chemicals - 1.41%
Dow Chemical	25,900	1,170,162
Praxair, Inc.	94,300	4,030,382
Commercial Services - 3.71%
Accenture, Ltd. - Class A (b)	101,700	2,750,985
Apollo Group, Inc. - Class A (b)	19,200	1,408,704
Cendant Corp.	374,100	8,080,560
Monster Worldwide, Inc.	60,200	1,483,328
Computers - 6.61%
Agilent Technologies, Inc. (b)	58,100	1,253,217
AU Optronics Corp., Sponsored ADR (o)	68,700	860,124
Dell, Inc. (b)	69,600	2,477,760
EMC Corp. (b)	315,400	3,639,716
Hewlett-Packard Co.	98,500	1,846,875
International Business Machines Corp.	142,900	12,252,246
SanDisk Corp. (b)	30,700	893,984
Sun Microsystems, Inc. (b)	300,000	1,212,000
Cosmetics & Personal Care - 1.32%
Avon Products, Inc.	67,000	2,926,560
Estee Lauder Cos. (The), Inc. - Class A	47,200	1,972,960
Diversified Financial Services - 8.54%
American Express Co.	100,800	5,187,168
Citigroup, Inc.	175,500	7,743,060
Franklin Resources, Inc.	112,300	6,261,848
Freddie Mac	60,700	3,960,068
Lehman Brothers Holdings, Inc.	25,700	2,048,804
Morgan Stanley	129,500	6,384,350
Electric - 2.06%
AES Corp. (The) (b)	555,000	5,544,450
PG&E Corp. (b)	68,500	2,082,400

Gas - .68%
Sempra Energy	69,800	$2,526,062
Health Care - Products - 2.32%
Boston Scientific Corp. (b)	84,500	3,357,185
Stryker Corp.	39,500	1,899,160
Varian Medical Systems, Inc. (b)	96,700	3,342,919
Insurance - 4.34%
Aflac, Inc.	53,200	2,085,972
American International Group, Inc.	55,000	3,739,450
Genworth Financial, Inc. - Class A (b)	43,800	1,020,540
Platinum Underwriters Holdings	66,100	1,935,408
Prudential Financial, Inc.	154,800	7,281,792
Internet - 1.81%
Amazon.com, Inc. (b)	30,500	1,246,230
IAC/InterActiveCorp (b)	45,700	1,006,314
Opsware, Inc. (o) (b)	168,400	944,724
Symantec Corp. (b)	64,100	3,517,808
Leisure Time - .44%
Harley-Davidson, Inc.	27,600	1,640,544
Machinery - Diversified - .53%
Deere & Co.	30,300	1,955,865
Media - 6.02%
Clear Channel Communications, Inc.	38,800	1,209,396
Comcast Corp. - Class A (b)	76,500	2,160,360
Liberty Media Corp. - Class A (b)	900,800	7,854,976
UnitedGlobalCom, Inc. - Class A (b)	1,477,401	11,036,186
Mining - .83%
Alcan, Inc.	30,800	1,472,240
Inco, Ltd. (b)	40,800	1,593,240
Miscellaneous - Manufacturing - 6.33%
General Electric Co.	505,000	16,957,900
Tyco International Ltd.	211,200	6,475,392
Oil & Gas - 5.64%
Amerada Hess Corp.	19,600	1,744,400
Apache Corp.	38,000	1,904,180
BP PLC, Sponsored ADR	196,300	11,293,139
Lukoil, Sponsored ADR	31,600	3,918,400
Noble Energy, Inc.	34,300	1,997,632
Oil & Gas Services - 2.04%
BJ Services Co.	44,900	2,353,209
Halliburton Co.	72,300	2,435,787
Schlumberger Ltd.	40,900	2,752,979
Pharmaceuticals - 4.75%
Elan Corp. PLC, Sponsored ADR (o) (b)	93,100	2,178,540
Eli Lilly & Co.	26,900	1,615,345
Gilead Sciences, Inc. (b)	101,900	3,809,022
ImClone Systems, Inc. (b)	17,200	909,020
Pfizer, Inc.	170,500	5,217,300
Teva Pharmaceutical Industries, Sponsored ADR	12,800	332,160
Wyeth Corp.	93,400	3,493,160
Pipelines - .42%
Kinder Morgan, Inc.	24,600	1,545,372
Retail - 6.23%
Chico’s FAS, Inc. (b)	37,400	1,279,080
Gap, Inc. (The)	72,100	1,348,270
Home Depot, Inc. (The)	67,900	2,661,680
Kohl’s Corp. (b)	36,300	1,749,297
McDonald’s Corp.	224,100	6,281,523
Staples, Inc.	117,400	3,500,868
Target Corp.	67,600	3,058,900
Walgreen Co.	34,800	1,246,884
Wal-Mart Stores, Inc.	36,300	1,931,160
Williams-Sonoma, Inc. (b)	200	7,510

Semiconductors - 3.81%
ASML Holding NV, ADR (b)	61,300	$788,931
Broadcom Corp. - Class A (b)	34,700	946,963
Intel Corp.	187,000	3,751,220
International Rectifier Corp. (b)	43,700	1,498,910
Marvell Technology Group Ltd. (b)	56,900	1,486,797
National Semiconductor Corp. (b)	250,500	3,880,245
Silicon Laboratories, Inc. (b)	52,700	1,743,843
Software - 7.79%
Adobe Systems, Inc.	19,500	964,665
Computer Associates International, Inc.	82,300	2,164,490
Compuware Corp. (b)	199,400	1,026,910
Mercury Interactive Corp. (b)	51,400	1,792,832
Microsoft Corp.	316,100	8,740,165
NAVTEQ Corp. (b)	37,800	1,347,192
Novell, Inc. (b)	122,400	772,344
Red Hat, Inc. (b)	64,900	794,376
SAP AG, Sponsored ADR	62,400	2,430,480
Siebel Systems, Inc. (b)	105,000	791,700
Take-Two Interactive Software, Inc. (b)	243,500	7,998,975
Telecommunications - 6.03%
Cisco Systems, Inc. (b)	242,300	4,385,630
Corning, Inc. (b)	160,300	1,776,124
IDT Corp. - Class B (b)	419,300	6,302,079
Nortel Networks Corp. (b)	368,100	1,251,540
SBC Communications, Inc.	126,400	3,280,080
Telefonaktiebolaget LM Ericsson, Sponsored ADR (b)	99,100	3,095,884
Verizon Communications, Inc.	56,400	2,221,032
Transportation - .65%
Expeditors International of Washington, Inc.	22,800	1,178,760
FedEx Corp.	14,200	1,216,798
Total Common Stocks (cost: $331,983,487)		364,763,316

	date	strike	contracts/face subject to call (put)	value (note 1)

Options Purchased - .01%

EMC Corp. Put	10/04	11	256,300	51,260
Total Options Purchased (cost: $120,307)				51,260

	shares or face amount	value (note 1)

Short-Term Investments - 2.32%

Dreyfus Cash Management Plus Fund (p)	$1,871,010	1,871,010
Goldman Sachs Financial Square Prime Obligations Fund (p)	$1,503,390	1,503,390
Triparty Repurchase Agreement dated September 30, 2004 with Investors Bank & Trust Co., effective yield of 1.22% due October 1, 2004, collateralized by U.S. Treasury Bonds, 1.75%, December 31, 2004 with a value of $5,313,526	$5,190,636	5,190,636
Total Short-Term Investments (cost: $8,565,036)		8,565,036

Total Securities (cost: $340,668,830) - 100.93%		373,379,612
Other Assets and Liabilities, Net - (.93)%		(3,452,209)
Net Assets - 100.00%		$369,927,403

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

S&P 500 Index Fund

value (note 1)

Investment in Master Investment Portfolio

S&P 500 Index Master Portfolio (100.00% in MIP) (cost: $122,343,879)	$104,374,943

Total Investment in MIP (cost: $122,343,879) – 99.91%	104,374,943
Other Assets and Liabilities, Net – 0.09%	91,896

Net Assets – 100.00%	$104,466,839

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Strategic Growth Fund

	shares	value (note 1)

Common Stocks - 92.49%
Apparel - 2.79%
Liz Claiborne, Inc.	55,845	$2,106,473
Banks - 3.05%
Wells Fargo & Co.	38,700	2,307,681
Commercial Services - 3.26%
Hewitt Associates, Inc. - Class A (b)	93,260	2,467,660
Diversified Financial Services - 5.81%
Freddie Mac	22,970	1,498,563
MBNA Corp.	56,690	1,428,588
Morgan Stanley	29,725	1,465,442
Electronics - 1.05%
Kemet Corp. (b)	98,280	795,085
Engineering & Construction - 2.49%
Jacobs Engineering Group, Inc. (b)	49,065	1,878,699
Environmental Control - 3.03%
Waste Management, Inc.	83,840	2,292,186
Food - 6.06%
Del Monte Foods Co. (b)	220,115	2,309,006
Kraft Foods, Inc. - Class A	71,630	2,272,104
Health Care - Products - 3.02%
Johnson & Johnson	40,580	2,285,871
Insurance - 19.99%
American International Group, Inc.	27,390	1,862,246
Berkshire Hathaway, Inc. - Class B (b)	974	2,796,354
Markel Corp. (b)	9,525	2,937,510
Odyssey Re Holdings Corp. (o)	108,115	2,397,991
White Mountains Insurance Group Ltd.	5,350	2,814,100
Willis Group Holdings Ltd.	61,575	2,302,905
Media - 10.09%
Comcast Corp. - Class A (b)	93,095	2,599,212
Liberty Media Corp. - Class A (b)	280,401	2,445,097
Viacom, Inc. - Class B	76,975	2,583,281
Miscellaneous - Manufacturing - 3.01%
Dover Corp.	58,575	2,276,810
Pharmaceuticals - 2.88%
Pfizer, Inc.	71,170	2,177,802
Retail - 8.69%
Costco Wholesale Corp.	42,080	1,748,845
McDonald’s Corp.	60,360	1,691,891
Office Depot, Inc. (b)	101,025	1,518,406
Walgreen Co.	45,000	1,612,350
Semiconductors - 1.65%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	174,210	1,243,859
Software - 11.92%
First Data Corp.	65,070	2,830,545
Fiserv, Inc. (b)	61,515	2,144,413
Intuit, Inc. (b)	47,920	2,175,568
Microsoft Corp.	67,180	1,857,527

Textiles - 2.50%
Mohawk Industries, Inc. (b)	23,780	$1,887,894
Transportation - 1.20%
Expeditors International of Washington, Inc.	17,615	910,696
Total Common Stocks (cost: $62,887,111)		69,922,660

	shares or face amount	value (note 1)

Short-Term Investments - 9.25%

Dreyfus Cash Management Plus Fund (p)	$705,233	705,233
Goldman Sachs Financial Square Prime Obligations Fund (p)	$566,667	566,667
Triparty Repurchse Agreement dated September 30, 2004 with Investors Bank & Trust Co., effective yield of 1.22%, due October 1, 2004, collateralized by U.S. Treasury Bonds, 1.75%, December 31, 2004 with a value of $5,840,446	$5,720,474	5,720,474
Total Short-Term Investments (cost: $6,992,374)		6,992,374

Total Securities (cost: $69,879,485) - 101.74%		76,915,034
Other Assets and Liabilities, Net - (1.74)%		(1,317,693)
Net Assets - 100.00%		$75,597,341

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Value Fund

	shares	value (note 1)

Common Stocks - 96.32%
Aerospace & Defense - 3.77%
Lockheed Martin Corp.	13,200	$736,296
Raytheon Co.	7,900	300,042
Banks - 3.52%
Bank of America Corp.	6,400	277,312
Comerica, Inc.	4,700	278,945
KeyCorp	8,500	268,600
UnionBanCal Corp.	2,400	142,104
Commercial Services - 2.03%
Cendant Corp.	25,800	557,280
Computers - 5.64%
Electronic Data Systems Corp.	64,800	1,256,472
Hewlett-Packard Co.	15,600	292,500
Diversified Financial Services - 7.24%
CIT Group, Inc.	11,300	422,507
Freddie Mac	13,000	848,120
JP Morgan Chase & Co.	18,100	719,113
Electric - 6.55%
American Electric Power Co., Inc.	6,600	210,936
Entergy Corp.	3,800	230,318
FirstEnergy Corp.	15,600	640,848
FPL Group, Inc.	10,500	717,360
Environmental Control - 2.35%
Waste Management, Inc.	23,600	645,224
Food - 5.38%
Albertson’s, Inc.	11,900	284,767
Kraft Foods, Inc. - Class A	17,800	564,616
Safeway, Inc. (b)	17,600	339,856
Sara Lee Corp.	12,600	288,036
Forest Products & Paper - 2.39%
International Paper Co.	5,400	218,214
Weyerhaeuser Co.	6,600	438,768
Health Care - Services - 6.10%
Aetna, Inc.	4,600	459,678
HCA, Inc.	14,700	560,805
Health Net, Inc. (b)	11,300	279,336
Tenet Healthcare Corp. (b)	34,900	376,571
Home Builders - 3.71%
Centex Corp.	20,200	1,019,292
Insurance - 16.92%
Allstate Corp.	11,300	542,287
Assurant, Inc.	10,700	278,200
Conseco, Inc. (b)	16,000	282,560
Hartford Financial Services Group, Inc.	4,400	272,492
Metlife, Inc.	31,900	1,232,935
Principal Financial Group, Inc.	13,900	499,983
Prudential Financial, Inc.	18,000	846,720
St. Paul Travelers Companies, Inc.	21,000	694,260

Iron & Steel - 2.27%
Alcoa, Inc.	18,600	$624,774
Lodging - 2.26%
MGM Mirage, Inc. (b)	12,500	620,625
Miscellaneous - Manufacturing - 3.69%
Eastman Kodak Co.	9,500	306,090
Tyco International Ltd.	23,100	708,246
Oil & Gas - 3.35%
Petro-Canada	5,500	285,725
Royal Dutch Petroleum Co.	200	10,320
Valero Energy Corp.	7,800	625,638
Pharmaceuticals - 1.73%
Merck & Co., Inc.	14,400	475,200
Retail - 9.00%
JC Penney Co., Inc.	7,700	271,656
McDonald’s Corp.	10,300	288,709
Sears, Roebuck & Co.	33,800	1,346,930
Target Corp.	6,200	280,550
Yum! Brands, Inc.	7,000	284,620
Savings & Loans - 1.54%
Washington Mutual, Inc.	10,800	422,064
Software - 3.23%
Computer Associates International, Inc.	33,800	888,940
Telecommunications - .52%
Alltel Corp.	2,600	142,766
Transportation - 3.13%
CSX Corp.	25,900	859,880
Total Common Stocks (cost: $25,066,741)		26,466,086

	shares or face amount	value (note 1)

Short-Term Investments - 5.70%

Triparty Repurchase Agreement dated September 30, 2004 with Investors Bank & Trust Co., effective yield of 1.22%, due October 1, 2004, collateralized by U.S. Treasury Bonds, 1.75%, December 31, 2004 with a value of $1,600,460	$1,567,836	1,567,836
Total Short-Term Investments (cost: $1,567,836)		1,567,836

Total Securities (cost: $26,634,577) - 102.02%		28,033,922
Other Assets and Liabilities, Net - (2.02)%		(556,142)
Net Assets - 100.00%		$27,477,780

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas American Enterprise Bond Fund

	face amount	value (note 1)
Mortgage-Backed Obligations - 13.70%
Government - Sponsored Enterprises - 13.70%
Fannie Mae,
5.00% due 02/01/18	$239,067	$243,394
5.25% due 04/15/07	225,000	237,194
5.50% due 10/01/16-11/01/17	542,158	561,652
6.00% due 09/01/32-11/01/32	143,606	148,810
6.50% due 08/01/32	143,745	150,882
Freddie Mac,
5.00% due 08/01/18-06/01/19	1,620,495	1,648,699
5.50% due 02/01/17-11/01/17	1,292,512	1,338,122
6.50% due 02/01/33	151,669	159,231
Total Mortgage-Backed Obligations (cost: $4,492,525)		4,487,984

	face amount	value (note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 16.84%
Fannie Mae,
3.05% due 04/20/07	500,000	500,205
3.10% due 07/28/08	400,000	390,002
4.00% due 12/15/08	700,000	699,879
6.00% due 12/15/05	750,000	781,852
Federal Home Loan Bank,
3.875% due 08/22/08	500,000	502,005
Freddie Mac,
3.05% due 01/19/07	605,000	605,614
4.125% due 09/01/09	750,000	749,086
4.25% due 06/15/05	225,000	228,151
4.625% due 07/18/07	300,000	305,526
4.875% due 03/15/07	725,000	757,361
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $5,526,642)		5,519,681

	face amount	value (note 1)
U.S. Government Obligations - 4.79%
U.S. Treasury Note,
4.625% due 05/15/06	750,000	775,928
4.75% due 11/15/08	750,000	795,000
Total U.S. Government Obligations (cost: $1,583,438)		1,570,928

	face amount	value (note 1)

Corporate Bonds and Notes - 59.30%
Apparel - 1.56%
Gap, Inc. (The),
6.90% Unsec. Nts., due 09/15/07	$470,000	$511,125
Auto Manufacturers - 2.81%
DaimlerChrysler North America Holding Corp.,
7.20% Unsec. Nts., due 09/01/09	400,000	450,226
Ford Motor Credit Co.,
6.875% Unsec. Nts., due 02/01/06	450,000	470,890
Auto Parts & Equipment - 1.23%
Lear Corp.,
8.11% Sr. Nts., due 05/15/09	350,000	404,108
Banks - 2.76%
Nations Bank Corp.,
7.50% Unsec. Sub. Nts., due 09/15/06	400,000	433,031
US Bancorp,
5.10% Sr. Nts., Series N, due 07/15/07	450,000	470,609
Beverages - 1.07%
PepsiCo, Inc.,
3.20% Nts., due 05/15/07	350,000	351,464
Building Materials - 1.09%
American Standard, Inc.,
7.375% Sr. Unsec. Nts., due 02/01/08	275,000	300,438
7.625% Sr. Unsec. Nts., due 02/15/10	50,000	56,625
Chemicals - 2.35%
Chevron Phillips Chemical Co. LLC,
5.375% Sr. Unsec. Nts., due 06/15/07	450,000	471,083
Lubrizol Corp.,
4.625% Sr. Nts., due 10/01/09	300,000	300,056
Commercial Services - 1.51%
Science Applications International Corp.,
6.25% Nts., due 07/01/12	450,000	494,231
Computers - 5.25%
Computer Sciences Corp.,
3.50% Nts., due 04/15/08	400,000	398,808
Hewlett-Packard Co.,
5.50% Nts., due 07/01/07	450,000	475,700
International Business Machines Corp.,
4.875% Sr. Unsec. Nts., due 10/01/06	400,000	415,235
Lexmark International, Inc.,
6.75% Sr. Unsec. Unsub. Nts., due 05/15/08	395,000	430,889
Diversified Financial Services - 13.83%
CIT Group, Inc.,
5.75% Sr. Nts., due 09/25/07	450,000	478,685
Citigroup, Inc.,
5.75% Sr. Unsec. Nts., due 05/10/06	450,000	470,360
Countrywide Home Loans, Inc.,
5.50% Medium-Term Nts., Series K, due 02/01/07	450,000	471,814
General Electric Capital Corp.,
4.625% Nts., Series A, due 09/15/09	450,000	465,660
General Motors Acceptance Corp.,
7.50% Nts., due 07/15/05	400,000	414,922
Goldman Sachs Group, Inc.,
7.35% Nts., Series B, due 10/01/09	400,000	458,878
Household Finance Corp.,
7.875% Sr. Unsec. Nts., due 03/01/07	415,000	459,262
International Lease Finance Corp.,
5.75% Unsec. Nts., due 10/15/06	450,000	474,870
Merrill Lynch & Co.,
4.00% Nts., Series B, due 11/15/07	450,000	457,572
Morgan Stanley Group, Inc.,
6.875% Sr. Unsec. Unsub. Nts., due 03/01/07	350,000	379,625

Electric - 2.72%
Wisconsin Power & Light Co.,
7.00% Unsec. Nts., due 06/15/07	$200,000	$217,304
7.625% Unsec. Nts., due 03/01/10	140,000	161,736
WPS Resources Corp.,
7.00% Sr. Unsec. Unsub. Nts., due 11/01/09	450,000	510,300
Food - 1.41%
Kraft Foods, Inc.,
4.625% Nts., due 11/01/06	450,000	462,786
Health Care - Services - 1.38%
UnitedHealth Group, Inc.,
4.125% Nts., due 08/15/09	450,000	453,236
Insurance - 3.65%
Harleysville Group,
5.75% Nts., due 07/15/13	250,000	237,258
Markel Corp.,
6.80% Sr. Nts., due 02/15/13	450,000	481,931
MGIC Investment Corp.,
6.00% Sr. Unsec. Nts., due 03/15/07	450,000	477,765
Media - 1.48%
AT&T Broadband Corp.,
8.375% Unsec. Nts., due 03/15/13	400,000	484,396
Oil & Gas - 4.16%
Conoco, Inc.,
6.35% Nts., due 04/15/09	450,000	498,300
Marathon Oil Corp.,
5.375% Unsec. Nts., due 06/01/07	390,000	409,078
Occidental Petroleum Corp.,
7.375% Sr. Unsec. Nts., due 11/15/08	400,000	454,339
Pharmaceuticals - 1.02%
AmerisourceBergen Corp.,
8.125% Sr. Nts., due 09/01/08	300,000	333,000
Retail - 2.83%
Target Corp.,
5.375% Unsec. Nts., due 06/15/09	500,000	532,690
Tricon Global Restaurants, Inc.,
7.65% Sr. Nts., due 05/15/08	350,000	394,887
Semiconductors - 1.43%
Texas Instruments Corp.,
6.125% Unsec. Nts., due 02/01/06	450,000	469,035
Software - 1.47%
First Data Corp.,
5.625% Sr. Nts., due 11/01/11	450,000	481,218
Telecommunications - 4.29%
Motorola, Inc.,
8.00% Sr. Unsec. Nts., due 11/01/11	375,000	450,736
SBC Communications, Inc.,
5.75% Sr. Unsec. Nts., due 05/02/06	450,000	469,850
Sprint Capital Corp.,
6.125% Sr. Unsec. Unsub. Nts., due 11/15/08	450,000	485,720
Total Corporate Bonds and Notes (cost: $19,459,143)		19,431,731
Total Securities (cost: $31,061,748) - 94.63%		31,010,324
Other Assets and Liabilities, Net - 5.37%		1,760,328
Net Assets - 100.00%		$32,770,652

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas California Municipal Bond Fund

	face amount	value (note 1)
Fixed Rate Bonds and Notes - 88.99%
A B C, Unified School District, Capital Appropriation, FGIC Insured, Series B,
0.00% due 08/01/23	$2,000,000	$775,140
Abag Financing Authority For Nonprofit Corps., Schools of Sacred Heart, Series A,
6.15% due 06/01/15	1,000,000	1,088,410
6.45% due 06/01/30	2,600,000	2,763,332
Alameda Corridor Transportation Authority Revenue, AMBAC Insured,
5.25% due 10/01/21	3,000,000	2,097,630
Anaheim Public Financing Authority, Lease Revenue, Public Improvements Project, Series A, FSA Insured,
5.00% due 03/01/37	6,000,000	6,045,240
Anaheim Union High School District, Series A, FSA Insured,
5.375% due 08/01/20	1,000,000	1,106,670
Bay Area Toll Authority, San Francisco Bay Area, Series D,
5.00% due 04/01/16	1,000,000	1,079,920
Beverly Hills, Unified School District Refunding,
5.50% due 05/01/17	1,000,000	1,161,160
5.50% due 05/01/18	990,000	1,154,657
5.50% due 05/01/20	765,000	891,279
Burbank, Glendale, Pasadena Airport Authority, Airport Revenue Refunding, AMBAC Insured,
6.40% due 06/01/10	2,000,000	2,007,280
Calleguas-Las Virgines Public Financing Authority, Municipal Water District B, MBIA Insured,
5.25% due 07/01/19	1,000,000	1,095,350
Capistrano, Unified School District, School Facilities Improvement District No. 1, Series C, FSA Insured,
5.50% due 08/01/22	1,215,000	1,327,691
Centinella Valley, Unified School District Refunding, Series A, MBIA Insured,
5.25% due 08/01/31	1,000,000	1,101,840
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities, Series A, AMBAC Insured,
5.00% due 10/01/22	3,250,000	3,379,610
Chaffey Community College District, Series A, FSA Insured,
5.25% due 07/01/17	1,605,000	1,774,183
Contra Costa Water District, Water Treatment Revenue Refunding, Series G, MBIA Insured,
5.90% due 10/01/08	3,600,000	3,672,432
East Bay Municipal Utility District, Water System Revenue, MBIA Insured,
5.00% due 06/01/26	3,000,000	3,075,000
Elk Grove, Unified School District, Special Tax Refunding, Community Facilities District 1, AMBAC Insured,
6.50% due 12/01/24	1,500,000	1,906,470
Foothill/Eastern Corridor Agency, Toll Road Revenue,
5.75% due 01/15/40	7,345,000	7,396,415
MBIA Insured, 0.00% due 01/15/20	3,000,000	2,650,740

Jurupa, Unified School District, FGIC Insured,
5.50% due 08/01/15	$1,125,000	$1,257,187
Kern High School District Refunding, Series 1990-C, MBIA Insured,
6.25% due 08/01/12	1,200,000	1,449,060
LA Quinta, Redevelopment Agency, Tax Allocation, Project Area #1, AMBAC Insured,
5.00% due 09/01/21	1,000,000	1,053,640
Lodi, Unified School District, MBIA Insured,
5.00% due 08/01/19	2,990,000	3,187,220
5.00% due 08/01/22	4,195,000	4,396,905
Long Beach Harbor Revenue, MBIA Insured,
AMT, 5.25% due 05/15/25	2,000,000	2,064,860
Series B, FGIC Insured, 5.00% due 05/15/17	3,000,000	3,275,160
Long Beach, Unified School District, Election 1999, Series C, MBIA Insured,
5.00% due 08/01/21	2,245,000	2,351,997
Los Angeles, COP, Sonnenblick Del Rio, AMBAC Insured,
6.00% due 11/01/19	2,000,000	2,311,320
Los Angeles, Department of Water and Power Waterworks Revenue,
Series A, 5.125% due 07/01/41	6,500,000	6,589,830
Series C, 5.25% due 07/01/18	2,350,000	2,617,289
Los Angeles, Harbor Development Revenue,
7.60% due 10/01/18	140,000	177,355
Los Angeles, Unified School District, Series A, MBIA Insured,
5.375% due 07/01/18	1,000,000	1,115,490
Los Banos, Unified School District, Election of 1995, FGIC Insured,
5.00% due 08/01/25	1,005,000	1,039,160
Manhattan Beach, Unified School District, Series A, FGIC Insured,
0.00% due 09/01/16	2,690,000	1,595,627
Maritime Infrastructure Authority, Airport Revenue, San Diego University, Port District Airport, AMBAC Insured, AMT,
5.00% due 11/01/20	9,000,000	9,138,330
Modesto High School District, Stanislaus County, Capital Appropriation, Series A, FGIC Insured,
0.00% due 08/01/26	4,000,000	1,281,840
Modesto Irrigation District COP, Refunding and Capital Improvement, Series B,
5.30% due 07/01/22	2,775,000	2,776,637
Mt. Diablo, Unified School District, FSA Insured,
5.00% due 08/01/24	1,000,000	1,036,660
Natomas, Unified School District, 1999 Refunding, MBIA Insured,
5.95% due 09/01/21	1,000,000	1,203,450
North Orange County, Community College District, Election of 2002, Series B, FGIC Insured,
5.00% due 08/01/20	1,000,000	1,072,200
Northern California Power Agency Public Power Revenue Refunding, Hydroelectric Project 1, Series A, AMBAC Insured,
7.50% due 07/01/23	50,000	68,567
Oakland Building Authority Lease Revenue, Elihu M. Harris, Series A, AMBAC Insured,
5.00% due 04/01/23	2,330,000	2,391,885
Pacifica, COP, Street Improvement Project, AMBAC Insured,
5.875% due 11/01/29	1,105,000	1,237,191
Palo Alto, Unified School District, Series B,
5.375% due 08/01/18	1,250,000	1,342,438
Pasadena, Electric Revenue, MBIA Insured,
5.00% due 06/01/19	4,625,000	4,924,469
Pomona, Unified School District, Series C, FGIC Insured,
6.00% due 08/01/25	500,000	569,140
Puerto Rico Commonwealth, Public Improvement,
5.00% due 07/01/27	1,000,000	1,106,450
Prerefunded, FSA Insured, 5.125% due 07/01/30	1,230,000	1,379,051
Series A, MBIA Insured, 5.00% due 07/01/30	1,200,000	1,294,176
Series A, MBIA Insured, 5.50% due 07/01/13	1,000,000	1,159,420
Series A, MBIA Insured, 5.50% due 07/01/14	1,000,000	1,165,340

Series C, 6.00% due 07/01/13	$2,000,000	$2,220,360
Unrefunded, FSA Insured, 5.125% due 07/01/30	770,000	796,935
Puerto Rico, Electric Power Authority, Power Revenue,
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,155,940
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,169,080
Series PP, FGIC Insured, 5.00% due 07/01/25	2,000,000	2,100,680
Series Z, 5.25% due 07/01/21	2,000,000	2,036,300
Puerto Rico, Highway and Transportation Authority, Transportation Revenue, Series A,
5.00% due 07/01/38	3,500,000	3,513,615
Puerto Rico, Infrastructure Financing Authority, Series A,
5.50% due 10/01/32	1,000,000	1,083,890
Puerto Rico, Public Buildings Authority, Guaranteed Revenue,
Prerefunded, Series D, 5.375% due 07/01/33	3,300,000	3,728,736
Series H, FGIC Insured, 5.25% due 07/01/13	890,000	1,015,143
Unrefunded, Series D, 5.375% due 07/01/33	1,200,000	1,256,796
Puerto Rico, Public Finance Corp., Commonwealth Appropriation,
Prerefunded, Series E, 5.50% due 08/01/29	1,680,000	1,903,440
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,405,330
Unrefunded, Series E, 5.50% due 08/01/29	570,000	600,512
Riverside, Community College District, Series A, MBIA Insured,
5.50% due 08/01/29	2,000,000	2,177,320
Rowland, Unified School District, Election of 2000, Series B, MBIA Insured,
5.25% due 08/01/23	2,115,000	2,275,782
Sacramento Municipal Utility Distict, Series K, AMBAC Insured,
5.75% due 07/01/18	2,350,000	2,784,374
Sacramento Sanitation District Financing Authority Revenue, AMBAC Insured,
5.00% due 12/01/27	1,250,000	1,276,925
Salinas, Unified High School District, Series A, MBIA Insured,
5.375% due 06/01/22	2,830,000	3,089,539
San Bernardino County, COP, Medical Center Financing Project, MBIA Insured,
5.00% due 08/01/28	1,500,000	1,513,440
San Diego, COP,
5.25% due 10/01/28	1,000,000	1,030,090
San Diego, Public Safety Communication Project,
6.50% due 07/15/09	1,525,000	1,781,658
San Diego, Unified School District, Election of 1998, Series D, FGIC Insured,
5.25% due 07/01/19	2,000,000	2,268,520
5.25% due 07/01/25	3,260,000	3,697,688
San Francisco City and County Airport Commission, International Airport Revenue, Issue 23B, Second Series, FGIC Insured,
5.00% due 05/01/24	3,000,000	3,081,120
San Francisco City and County, COP, San Bruno Jail #3, AMBAC Insured,
5.25% due 10/01/33	4,000,000	4,146,000
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
7.40% due 01/01/07	1,000,000	1,121,490
7.50% due 01/01/09	1,000,000	1,188,620
San Jose Library, Parks and Public Safety Projects,
5.00% due 09/01/21	3,830,000	4,037,126
San Jose Redevelopment Agency Tax Allocation, Merged Area Redevelopment Project Refunding, MBIA Insured,
5.00% due 08/01/20	855,000	863,969
San Jose, Unified School District, Santa Clara County, Series A, FSA Insured,
5.00% due 08/01/21	1,745,000	1,838,497
5.00% due 08/01/22	3,700,000	3,878,081
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects, Series A, FSA Insured,
5.125% due 07/15/32	2,145,000	2,182,430

Sanger, Unified School District, MBIA Insured,
5.60% due 08/01/23	$2,530,000	$2,944,338
Santa Ana, Unified School District, MBIA Insured,
5.375% due 08/01/19	1,065,000	1,167,932
Santa Barbara, Revenue COP, Retirement Services,
5.75% due 08/01/20	2,000,000	2,144,300
Santa Clara Valley Transportation Authority, Sales Tax Revenue, MBIA Insured, Series A,
5.00% due 06/01/18	2,000,000	2,154,200
Santa Clara, Unified School District, Election of 1997, MBIA Insured,
5.00% due 07/01/21	1,795,000	1,890,279
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A, Series B, MBIA Insured,
7.25% due 08/01/07	500,000	570,340
7.25% due 08/01/13	2,000,000	2,566,900
South Whittier, Elementary School District, Capital Appropriation, Series A, FGIC Insured,
0.00% due 08/01/13	500,000	351,965
0.00% due 08/01/14	250,000	166,973
State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC Insured,
5.35% due 12/01/27	2,000,000	2,078,840
State Department of Water Resources, Power Supply Revenue,
Series A, 5.375% due 05/01/22	4,500,000	4,802,445
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,062,880
State Educational Facilities Authority Revenue Refunding,
California Institue of Technology, 5.00% due 10/01/32	1,000,000	1,020,890
College of Arts, 5.75% due 06/01/25	2,000,000	2,063,440
Dominican University, 5.75% due 12/01/30	1,000,000	1,033,300
Loyola Marymount University, MBIA Insured, 5.00% due 10/01/22	700,000	727,916
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,176,760
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	3,750,000	4,077,188
Scripps College, 5.00% due 08/01/31	500,000	503,420
Stanford University, Series R, 5.00% due 11/01/21	2,000,000	2,109,660
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,757,335
State Health Facilities Financing Authority, Revenue Refunding, Adventist Health System, Series A,
5.00% due 03/01/33	3,000,000	2,933,100
State Health Facilities Financing Authority, Revenue Refunding, Scripps Health, Series A, MBIA Insured,
5.00% due 10/01/22	500,000	515,660
State Health Facilities Financing Authority, Revenue Refunding, Stanford Health Care, Series A, FSA Insured,
5.00% due 11/15/23	2,000,000	2,035,080
5.00% due 11/15/28	1,000,000	1,013,630
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	2,000,000	2,089,020
Series F, MBIA Insured, AMT, 6.10% due 08/01/15	810,000	833,117
Series I, MBIA Insured, AMT, 5.65% due 08/01/17	615,000	644,299
Series K, MBIA Insured, 6.15% due 08/01/16	2,715,000	2,845,401
Series L, MBIA Insured, AMT, 5.55% due 08/01/05	300,000	306,867
Series Q, MBIA Insured, 5.85% due 08/01/16	710,000	748,539
State Infrastructure & Economic Development Bank, Revenue Refunding,
Bay Area Toll Bridges, 1st Lien, Series A, FSA Insured, 5.25% due 07/01/21	3,000,000	3,260,580
State Infrastructure & Economic Development Bank, Revenue,
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,006,390
Kaiser Hospital, Assistance I-Limited Liablity Co., Series A, 5.55% due 08/01/31	3,500,000	3,622,745
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,104,580

State Municipal Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project,
4.10% due 09/01/14	$1,000,000	$1,014,670
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series C, AMT,
4.85% due 12/01/27	1,000,000	1,044,090
State Public Works Board, Department of Corrections, Series C,
5.50% due 06/01/23	1,000,000	1,075,170
State Public Works Board, Lease Revenue, Coalinga State Hospital, Series A,
5.125% due 06/01/29	2,000,000	2,023,440
State Public Works Board, Lease Revenue, UCLA Replacement Hospital, Series A, FSA Insured,
5.375% due 10/01/17	1,700,000	1,883,277
State Public Works Board, Lease Revenue, Various Univeristy of California Projects, Series C, AMBAC Insured,
5.125% due 09/01/22	1,475,000	1,563,190
State Rural Home Mortgage Finance Authority, Single Family Revenue Refunding, Series C, AMT,
7.50% due 08/01/27	75,000	77,647
State, General Obligation,
5.00% due 02/01/17	500,000	536,885
5.00% due 07/01/17	5,000,000	5,329,600
5.00% due 02/01/32	2,500,000	2,517,400
5.00% due 02/01/33	1,500,000	1,509,915
5.25% due 02/01/28	5,000,000	5,154,900
5.25% due 04/01/34	2,000,000	2,063,100
5.50% due 06/01/20	2,765,000	3,043,767
5.50% due 09/01/24	1,000,000	1,081,040
5.50% due 06/01/25	1,590,000	1,708,678
5.50% due 11/01/33	2,100,000	2,224,572
5.625% due 05/01/19	400,000	447,732
Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,004,800
Statewide Communities Development Authority,
California Endowment, 5.00% due 07/01/33	3,000,000	3,074,580
COP, 6.00% due 08/01/28	2,000,000	2,077,440
Memorial Health Services, Series A, 5.50% due 10/01/33	2,000,000	2,023,000
Statewide Communities Development Authority, Kaiser Permanente, Series I,
3.45% due 04/01/35	2,000,000	1,974,300
Statewide Communities Development Authority, Multi-Family Revenue,
Residential-B, 5.20% due 12/01/29	2,500,000	2,673,575
Stockton Health Facilities Revenue, Dameron Hospital, Series A,
5.70% due 12/01/14	200,000	210,312
Turlock Irrigation District Revenue Refunding, Series A, MBIA Insured,
6.00% due 01/01/10	500,000	574,465
University of Calfornina, Multi-Purpose Projects, Series M, FGIC Insured,
5.125% due 09/01/21	5,440,000	5,806,166
University of Puerto Rico University System Revenue Bonds, COP, Series O, MBIA Insured,
5.375% due 06/01/30	1,000,000	1,026,610
Upland, COP, San Antonio Community Hospital,
5.00% due 01/01/18	2,745,000	2,749,749
Upland, Unified School District, Capital Appropriation, Election of 2000, FSA Insured,
5.125% due 08/01/25	1,000,000	1,051,800
Vallejo Revenue Water Improvement Project, Series B, FGIC Insured,
6.50% due 11/01/14	4,000,000	4,017,200
Vallejo Unified School District, Series A, MBIA Insured,
5.90% due 02/01/17	1,000,000	1,194,100
West Contra Costa Healthcare District, COP, AMBAC Insured
5.50% due 07/01/29	3,000,000	3,224,700
Westside Unified School District Refunding, Series C, AMBAC Insured,
6.00% due 08/01/14	300,000	359,841
Total Fixed Rate Bonds and Notes (cost: $302,318,087)		320,071,239

	face amount	value (note 1)
Variable Rate Demand Notes * - 9.36%
Irvine Improvement Bond Act of 1915, Assessment District No. 85-7, FSA Insured,
1.68% due 09/02/11	$1,000,000	$1,000,000
Irvine Ranch Water District,
1.73% due 08/01/16	1,100,000	1,100,000
Irvine Unified School District, Community Facilities District 03-1,
1.73% due 09/01/39	700,000	700,000
Los Angeles Housing Authority, Multi-Family Housing Revenue, Malibu Meadows Project, Series B,
1.68% due 04/15/28	3,200,000	3,200,000
Los Angeles, Community Development, Willowbrook Project,
1.39% due 11/01/15	2,600,000	2,600,000
Los Angeles, Community Redevelopment Agency, Multi-Family Housing Revenue, Academy Village Apartments, Series A,
1.75% due 10/01/19	500,000	500,000
Metropolitan Water District Southern California Waterworks Revenue,
Series A-6, 1.90% due 08/10/18	1,700,000	1,700,000
Series C-1, 1.80% due 07/01/36	400,000	400,000
Series C-2, 1.65% due 07/01/36	1,500,000	1,500,000
Orange County, Apartment Development Revenue,
Aliso Creek Project, Series B, 1.67% due 11/01/22	2,295,000	2,295,000
Capistrano Pointe Project, Series A, 1.68% due 12/01/29	1,000,000	1,000,000
Riverside County Housing Authority, Multi-Family Housing Mortgage Revenue, Mountian View Apartments, Series A,
1.51% due 08/01/25	1,075,000	1,075,000
San Francisco, City and County Redevelopment Agency, Multi-Family Revenue, Fillmore Center Project, Series A-1,
1.71% due 12/01/17	1,000,000	1,000,000
Southern California Public Power Authority Transmission Project, Revenue Refunding, Southern Transmission, Series A, FSA Insured,
1.70% due 07/01/23	1,800,000	1,800,000
State Economic Recovery,
Series C8, 1.77% due 07/01/23	300,000	300,000
State Health Facilities Financing Authority, Revenue Refunding, Scripps Health, Series A, MBIA Insured,
1.60% due 10/01/22	2,000,000	2,000,000
State Pollution Control Financing Authority, Pollution Control Revenue,
Pacific Gas & Electric Corp., Series C, 1.74% due 11/01/26	6,500,000	6,500,000
State, General Obligation,
Series A2, 1.71% due 05/01/33	1,400,000	1,400,000
Statewide Communities Development Authority,
John Muir/Mt. Diablo Health System, COP, AMBAC Insured, 0.97% due 08/15/27	1,400,000	1,400,000
Pollution Control Revenue, Chevron USA, Inc. Project, 1.71% due 05/15/24	2,000,000	2,000,000
Tahoe Forest, Hospital District Revenue,
1.70% due 07/01/33	200,000	200,000
Total Variable Rate Demand Notes * (cost: $33,670,000)		33,670,000
Total Securities (cost: $335,988,087) - 98.35%		353,741,239
Other Assets and Liabilities, Net - 1.65%		5,942,930
Net Assets - 100.00%		$359,684,169

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas National Municipal Bond Fund

	face amount	value (note 1)
Fixed Rate Bonds and Notes - 91.75%
A B C California, Unified School District, Capital Appropriation, Series B, FGIC Insured,
0.00% due 08/01/24	$1,715,000	$623,557
Agua Caliente Band Cahuilla Indians, California Revenue,
6.00% due 07/01/18	1,000,000	1,032,860
Alabama State Docks Department, Docks Facilities Revenue, MBIA Insured, AMT,
6.10% due 10/01/13	1,000,000	1,085,630
Anchorage, Alaska, Electric Utility Revenue Refunding, Senior Lien, MBIA Insured,
8.00% due 12/01/10	985,000	1,250,773
Boulder County, Colorado, Development Revenue, University Corp. for Atmospheric Research, MBIA Insured,
5.00% due 09/01/27	1,880,000	1,923,108
Broward County, Florida, Resource Recovery Revenue, Wheelabrator South-B,
4.50% due 06/01/11	400,000	417,344
Burlington, Kansas, Pollution Control Revenue, Kansas Gas & Electric Co. Project, Series A, MBIA Insured,
5.30% due 06/01/31	500,000	527,440
Calcasieu Parish, Louisiana, Public Trust Authority, Student Lease Revenue, McNeese Student Housing Project, MBIA Insured,
5.25% due 05/01/33	1,295,000	1,347,499
California, Department of Water Resources, Power Supply Revenue, Series A,
5.375% due 05/01/22	1,000,000	1,067,210
California, Educational Facilities Authority Revenue Refunding,
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	1,000,000	1,087,250
California, General Obligation,
5.00% due 07/01/17	1,500,000	1,598,880
5.00% due 10/01/22	700,000	726,159
5.00% due 02/01/32	500,000	503,480
5.00% due 02/01/33	500,000	503,305
5.50% due 11/01/33	700,000	741,524
Capital Trust Agency, Florida, Revenue, Seminole Tribe Convention, Series A,
8.95% due 10/01/33	225,000	261,061
10.00% due 10/01/33	610,000	730,304
Charles City County, Virginia, Industrial Development Authority, Waste Management Virginia, Inc. Project, AMT,
4.875% due 02/01/09	1,000,000	1,043,490
Chatham County, Georgia, Hospital Authority Revenue, Memorial Health Medical Center, Series A,
6.125% due 01/01/24	1,000,000	1,081,020
Chesterfield County, Virgina, Industrial Development Authority, Pollution Control Revenue, Virgina Electric and Power Co.,
5.875% due 06/01/17	1,500,000	1,660,665

Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement,
7.25% due 12/01/12	$1,500,000	$1,914,120
Chicago, Illinois, Park District Aquarium & Museum, Series B,
6.50% due 11/15/13	1,500,000	1,539,150
Colorado Department of Transportation, Revenue Anticipation Notes, Series A, MBIA Insured,
5.25% due 06/15/10	1,000,000	1,116,300
Colorado Educational & Cultural Facilities Authority Revenue,
5.875% due 04/01/22	1,000,000	1,059,310
Colorado Health Facilities Authority,
Evangelical Lutheran Project, Series A, 5.25% due 06/01/34	1,300,000	1,311,674
Vail Valley Medical Center Project,, 5.75% due 01/15/22	1,770,000	1,844,641
Colorado Housing Finance Authority, Single Family Program, Senior Series A-1, AMT,
7.40% due 11/01/27	105,000	109,487
Colorado Public Highway Authority, E-470, Capital Appropriation Senior Series B, MBIA Insured,
0.00% due 09/01/21	2,000,000	881,700
Colorado Springs, Colorado, Utilities System Revenue, Sub-Lien Improvement, Series A,
5.00% due 11/15/33	1,000,000	1,016,800
Colorado, South Suburban Parks & Recreation District Revenue, AMBAC Insured,
5.375% due 09/15/18	2,160,000	2,394,446
Connecticut State Health & Educational Facilities Authority Revenue,
5.125% due 07/01/27	2,700,000	2,771,064
Cook County, Illinois, MBIA Insured,
7.25% due 11/01/07	620,000	663,090
Cuyahoga, Ohio, Refunding Revenue Bonds, Series A,
5.50% due 01/01/29	1,000,000	1,031,430
Dallas-Fort Worth, Texas, International Airport Revenue, Refunding and Improvement, Series A, FGIC Insured, AMT,
5.50% due 11/01/31	1,500,000	1,556,895
Denver, City and County Airport Revenue, Series B,
5.00% due 11/15/33	1,000,000	1,015,320
El Paso County School District No. 20, FGIC Insured,
5.50% due 12/15/23	1,000,000	1,099,970
Escambia, Florida, Health Facilities Authority Revenue, Ascension Health Credit, Series A,
5.25% due 11/15/11	1,000,000	1,104,690
Foothill/Eastern Corridor Agency, Toll Road Revenue,
5.75% due 01/15/40	2,000,000	2,014,000
Illinois State General Obligation, FSA Insured,
5.375% due 05/01/13	2,000,000	2,260,220
Interlocken Metro District, Colorado, Series C,
0.00% due 12/15/25	1,500,000	458,490
Jones County, Mississippi, Hospital Revenue, South Central Regional Medical Center,
5.50% due 12/01/17	250,000	251,863
Kern, California, High School District, Series 1990-C Election, MBIA Insured,
6.25% due 08/01/10	545,000	645,242
Lakota, Ohio, Local School District, AMBAC Insured,
7.00% due 12/01/09	1,740,000	2,079,735
Larimer County, Colorado, School District No. R-001, MBIA Insured,
5.50% due 12/15/23	1,000,000	1,158,950
Long Island Power Authority, New York, Electric System Revenue,
5.00% due 06/01/08	1,500,000	1,617,855
Maricopa County, Arizona, Unified School District 69, Paradise Valley Refunding, MBIA Insured,
6.35% due 07/01/10	600,000	705,654
Maryland State Health & Higher Educational Facilities Authority Revenue,
John Hopkins University, Series A, 5.00% due 07/01/33	1,000,000	1,025,540

Lifebridge Health, Series A, 5.125% due 07/01/34	$1,000,000	$1,007,480
Massachusetts State Industrial Finance Agency Revenue,
5.65% due 10/01/18	500,000	528,120
Metropolitan Pier & Exposition Authority, Illinois, Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appropriation, FGIC Insured, 0.00% due 06/15/29	4,000,000	1,086,760
Prerefunded, Series A, 7.25% due 06/15/05	35,000	36,381
Prerefunded, Series A, 7.25% due 06/15/05	105,000	109,167
Prerefunded, Series A-2002, 7.25% due 06/15/05	105,000	109,160
Unrefunded Balance, Series A-2002, 7.25% due 06/15/05	5,000	5,187
Metropolitan Transportation Authority, New York, Service Contract, Series A,
5.125% due 01/01/29	1,000,000	1,022,060
5.75% due 01/01/18	1,000,000	1,165,110
Metropolitan Transportation Authority, New York, Transportation Facilities Revenue, Series 8,
5.375% due 07/01/21	1,000,000	1,149,200
Minnesota State Municipal Power Agency Electric Revenue, Series A,
5.00% due 10/01/34	1,000,000	1,001,790
Mississippi Higher Education Assistance Corp., Student Loan Revenue, Series C, AMT,
6.05% due 09/01/07	135,000	135,278
Mississippi Hospital Equipment & Facilites Authority Revenue, Baptist Memorial Hospital, Series B-1,
5.00% due 09/01/24	1,000,000	997,460
Mohegan Tribe Indians, Connecticut Gaming Authority, Public Improvement, Priority Distribution,
6.25% due 01/01/31	1,000,000	1,057,720
Monroe County, Pennsylvania, Hospital Authority Revenue, Pocono Medical Center,
6.00% due 01/01/43	1,000,000	1,022,680
Nevada Housing Division, Single Family Mortgage, Series C, AMT,
6.60% due 04/01/14	160,000	160,014
New Hampshire State Business Financing Authority, Pollution Control Revenue, Central Maine Power Co.,
5.375% due 05/01/14	1,300,000	1,401,062
New York City, New York, General Obligation,
Series F, 6.00% due 08/01/11	500,000	539,520
Series I, 5.875% due 03/15/14	500,000	537,325
Series L, 5.75% due 08/01/12	500,000	546,845
New York City, New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue,
Prerefunded, Series B, 6.00% due 06/15/33	625,000	732,138
Unrefunded, Series B, 6.00% due 06/15/33	375,000	430,526
New York City, New York, Transitional Financing Authority Revenue, Future Tax Secured, Series B,
5.00% due 05/01/30	1,000,000	1,016,580
New York State Dormitory Authority Revenue, North Shore Long Island Jewish Group,
5.375% due 05/01/23	1,200,000	1,253,184
New York State Highway Authority, Service Contract Revenue, Local Highway and Bridge,
Prerefunded, 5.00% due 04/01/17	205,000	224,213
Unrefunded, 5.00% due 04/01/17	795,000	841,833
North Carolina, Eastern Municipal Power Agency, Power System Revenue,
Series C, 5.375% due 01/01/17	1,000,000	1,065,370
Series D, 5.125% due 01/01/23	500,000	508,880
North Carolina, Municipal Power Agency, Series B,
6.375% due 01/01/08	1,000,000	1,111,020

North Carolina, State Facilities Financing Agency Revenue, Duke University Project, Series A,
5.125% due 07/01/42	$2,000,000	$2,032,400
Phoenix, Arizona, Civic Improvement Corp., Water System Revenue, FGIC Insured,
5.25% due 07/01/18	1,000,000	1,141,440
Pinal County, Arizona, Unified School District 43, Apache JCT, Series A, FGIC Insured,
6.80% due 07/01/09	425,000	500,552
Port of Seattle, Washington, Revenue, Series B, MBIA Insured, AMT,
5.625% due 02/01/24	1,000,000	1,087,230
Puerto Rico Commonwealth, Public Improvement,
Series A, FGIC Insured, 5.50% due 07/01/18	2,000,000	2,347,340
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	582,670
Series C, 6.00% due 07/01/13	1,000,000	1,110,180
Puerto Rico, Electric Power Authority, Power Revenue,
Series Z, 5.25% due 07/01/21	1,000,000	1,018,150
Puerto Rico, Infrastructure Financing Authority, Series A,
5.50% due 10/01/32	1,000,000	1,083,890
Puerto Rico, Public Buildings Authority Revenue, Government Facilities,
Prerefunded, Series D, 5.25% due 07/01/27	730,000	818,680
Unrefunded, Series D, 5.25% due 07/01/27	270,000	280,247
Rhode Island Health and Educational Building Corp. Revenue, Higher Education Facility, Salve Regina University,
5.125% due 03/15/32	1,500,000	1,519,380
Salt River Project, Arizona, Agricultural Improvement and Power District, Series A,
5.00% due 01/01/22	1,150,000	1,216,240
Steubenville, Ohio Hospital Revenue, Facilities Refunding and Improvement, Trinity Health System,
6.50% due 10/01/30	1,000,000	1,061,010
Superior, Wisconsin, Limited Obligation Revenue Refunding, Midwest Energy Resources, Series E, FGIC Insured,
6.90% due 08/01/21	500,000	655,860
Tallassee, Alabama, Industrial Development Board Revenue Refunding, Dow United Technologies Corp., Series B,
6.10% due 08/01/14	1,000,000	1,094,090
Tucson, Arizona, Water Revenue, FGIC Insured,
5.50% due 07/01/17	2,250,000	2,538,248
University of California Revenue, Multiple Purpose Projects, Series M, FGIC Insured,
5.125% due 09/01/22	1,000,000	1,059,790
University of Colorado, COP, Master Lease Purchase Agreement, Series A, AMBAC Insured,
5.00% due 06/01/33	1,000,000	1,017,530
Vermont Educational and Health Buildings Financing Agency, Norwich University Project,
5.50% due 07/01/21	1,000,000	1,033,110
Virginia College, Educational Facilities Revenue, Hampton University Project,
5.00% due 04/01/18	1,300,000	1,344,356
Washington State Public Power Supply,
Series A, Prerefunded, 7.25% due 07/01/06	470,000	513,470
Series A, Unrefunded, 7.25% due 07/01/06	30,000	32,711
Wyandotte, Kansas, Unified Government, General Motors Corp. Project,
6.00% due 06/01/25	1,000,000	1,041,350
Total Fixed Rate Bonds and Notes (cost: $94,648,601)		100,792,182

	face amount	value (note 1)
Variable Rate Demand Notes * - 6.93%
Anchorage, Alaska, Higher Education Revenue, Alaska Pacific University,
1.73% due 07/01/17	$390,000	$390,000
Brooklyn Center Minnesota Revenue, Brookdale Corp. II Project,
1.77% due 12/01/14	300,000	300,000
Clarksville, Tennessee, Public Building Authority Revenue, Tennessee Municipal Bond Fund
1.76% due 07/01/31	800,000	800,000
Connecticut State Health & Educational Facilities Authority Revenue,
1.65% due 07/01/29	500,000	500,000
Harris County, Texas, Health Facilities Development Corp. Hospital Revenue, Texas Children’s Hospital, Series B-1, MBIA Insured,
1.75% due 10/01/29	500,000	500,000
Hawaii, State Housing Finance and Development Corp. Revenue, Rental Housing System, Series 89A,
1.64% due 07/01/24	200,000	200,000
Iowa, Financing Authority Revenue, Wheaton Franciscan, Series A, MBIA Insured,
1.66% due 08/15/12	400,000	400,000
Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
1.74% due 06/01/23	400,000	400,000
Lancaster County, Nebraska, Hospital Authority Revenue, Immanuel Retirement Communities Project, Series A,
1.74% due 07/01/30	700,000	700,000
Miami, Florida, Health Facilities Authority Revenue, Mercy Hospital Project,
1.69% due 08/01/20	100,000	100,000
North Central, Texas, Health Facilities Development Corp. Revenue, Methodist Hospital of Dallas, Series B, MBIA Insured,
1.74% due 10/01/15	900,000	900,000
Rhode Island Health and Educational Building Corp. Revenue, St. Mary’s Academy,
1.76% due 12/01/31	500,000	500,000
Sarpy County, Nebraska, Health Facilities Revenue, Immanuel Retirement Communities, Series B,
1.74% due 07/01/30	725,000	725,000
Signal Mountain, Tennessee, Health, Educational and Housing Facilities Board Revenue, Alexian Village, FSA Insured,
1.64% due 01/01/28	600,000	600,000
Southwest Higher Education Authority, Inc., Southern Methodist University,
1.74% due 07/01/15	200,000	200,000
Washington, Housing Financing Nonprofit Housing Revenue, Golden Sands Project,
1.75% due 07/01/29	200,000	200,000
Wisconsin Health and Educational Facilities Authority Revenue, Wheaton Franciscan Services,
1.69% due 08/15/16	200,000	200,000
Total Variable Rate Demand Notes * (cost: $7,615,000)		7,615,000
Total Securities (cost: $102,263,601) - 98.68%		108,407,182
Other Assets and Liabilities, Net - 1.32%		1,450,980
Net Assets - 100.00%		$109,858,162

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Strategic Income Fund

	face amount or units (j)	value (note 1)

Asset-Backed Securities - 3.24%
Automobile - 2.42%
Bank One Auto Securitization Trust, Automobile Receivables,
Series 2003-1, Cl. A2, 1.29% due 08/21/06	$136,228	$135,888
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88% due 10/25/06	320,000	319,181
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2002-3, Cl. A2B, 3.05% due 09/15/05	88,804	88,941
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.24% due 09/15/08	70,000	70,784
Series 2003-A, Cl. A2, 1.26% due 01/16/06	21,322	21,312
Series 2003-B, Cl. A2, 1.28% due 03/15/06	50,997	50,942
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A3, 3.85% due 04/06/06	159,649	160,001
Series 2003-A, Cl. A2, 1.52% due 12/08/05	198,755	198,653
Series 2003-B, Cl. A2, 1.61% due 07/10/06	460,395	459,764
Series 2004-B, Cl. A2, 2.48% due 02/08/07 (f)	100,000	100,000
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2003-A, Cl. A2A, 1.62% due 08/15/05	15,199	15,199
Series 2004-A, Cl. A2, 2.13% due 10/15/06	440,000	439,242
Honda Auto Receivables Owner Trust, Automobile Receivables Obligations,
Series 2003-3, Cl. A2, 1.52% due 04/21/06	282,944	282,526
Series 2003-4, Cl. A2, 1.58% due 07/17/06	311,253	310,684
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56% due 12/18/06	131,889	131,650
M&I Auto Loan Trust, Automobile Loan Certificates,
Series 2002-1, Cl. A3, 2.49% due 10/22/07	138,259	138,447
Series 2003-1, Cl. A2, 1.60% due 07/20/06	266,197	265,848
National City Auto Receivables Trust,
Series 2004-A, Cl. A2, 1.50% due 02/15/07	220,000	219,245
Nissan Auto Lease Trust, Auto Lease Obligations,
Series 2003-A, Cl. A2, 1.69% due 12/15/05	130,213	130,200
Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
Series 2002-A, Cl. A4, 4.28% due 10/16/06	64,109	64,646
Series 2003-B, Cl. A2, 1.20% due 11/15/05	34,759	34,752
Series 2004-A, Cl. A2, 1.40% due 07/17/06	250,000	249,008
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations,
Series 2002-B, Cl. A3, 3.76% due 06/15/06	36,645	36,779
Series 2003-B, Cl. A2, 1.43% due 02/15/06	152,275	152,134
USAA Auto Loan Grantor Trust, Automobile Loan Asset-Backed Nts.,
Series 2002-1, Cl. A3, 2.41% due 10/16/06	65,947	66,021
Series 2003-1, Cl. A2, 1.22% due 04/17/06	44,419	44,398
Series 2004-1, Cl. A2, 1.43% due 09/15/06	600,000	597,885
Series 2004-2, Cl. A2, 2.41% due 02/15/07	220,000	219,975

Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
Series 2003-1, Cl. A2, 1.11% due 12/20/05	$152,942	$152,782
Series 2003-2, Cl. A2, 1.55% due 06/20/06	180,888	180,583
Series 2004-A, Cl. A2, 2.47% due 01/22/07	210,000	209,997
Wachovia Auto Owner Trust, Automobile Receivables,
Series 2004-B, Cl. A2, 2.40% due 05/20/07	160,000	159,871
Whole Auto Loan Trust, Automobile Loan Receivables,
Series 2002-1, Cl. A3, 2.60% due 08/15/06	362,284	362,929
Series 2003-1, Cl. A2A, 1.40% due 04/15/06	250,559	250,153
Home Equity - .55%
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates,
Series 2004-A, Cl. AF1, 2.03% due 06/25/19	109,564	109,257
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2003-B, Cl. AF1, 1.64% due 02/25/18	4,215	4,210
Series 2003-C, Cl. AF1, 2.14% due 07/25/18	85,990	85,850
Series 2004-D, Cl. AF1, 2.98% due 04/25/20 (e) (f)	120,000	119,996
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg. Obligations,
Series 2002-4, Cl. 1A3, 3.44% due 04/25/23	70,983	71,124
Series 2003-3, Cl. 1A1, 1.92% due 08/25/17 (c)	20,518	20,518
Series 2003-4, Cl. 1A1, 1.96% due 09/25/17 (c)	89,018	89,019
Series 2004-1, Cl. IIA1, 1.95% due 09/25/21 (c)	362,120	362,103
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg. Obligations,
Series 2003-2, Cl. AF1, 1.94% due 05/25/33 (c)	32,480	32,479
Series 2003-3, Cl. AF1, 1.96% due 08/25/33 (c)	78,726	78,729
Option One Mortgage Loan Trust,
Series 2004-3, Cl. A2, 1.983% due 11/25/34	130,000	130,000
Wells Fargo Home Equity, Home Equity Loan Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94% due 02/25/18	350,000	350,000
Other ABS - .27%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49% due 12/20/05	65,738	65,692
Series 2004-DFS, Cl. A2, 2.66% due 11/20/06 (a)	180,000	179,983
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40% due 05/15/07	220,000	222,838
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, 2.86% due 08/15/25 (r) (a) (b) (c) (f)	455,016	142
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2002-2, Cl. A1, 1.91% due 04/15/07	12,078	12,078
Series 2003-3, Cl. A1, 1.50% due 01/15/08	204,625	204,012
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-1, Cl. D, 8.75% due 01/25/29 (f)	54,708	14,600

Total Asset-Backed Securities (cost: $8,985,634)		8,473,050

	face amount or units (j)	value (note 1)

Mortgage-Backed Obligations - 20.83%
Commercial MBS - 1.33%
Banc of America Funding Corp.,
Series 2004-2, Cl. 2A1 6.50% due 07/20/32	402,424	415,125
Bank of America Mtg. Securities, Collateralized Mtg. Obligations,
Series 2004-8, Cl. 5A1 6.50% due 05/25/32	310,000	319,784
Series 2004-G, Cl. 2A1 2.469% due 08/25/34	246,038	245,373
Bank of America Mtg. Securities, Commercial Mtg. Pass-Through Certificates,
Series 2004-E, Cl. 2A9, 3.712% due 06/25/34	233,278	233,665

First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.999% due 04/29/39 (a) (c) (f)	$99,954	$103,015
First Union/Lehman Brothers/Bank of America, Commercial Mtg. Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56% due 11/18/35	150,000	163,005
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869% due 07/15/29	110,764	119,362
Mirant Mid-Atlantic LLC, Mortgage Related Pass-Through Certificates,
Sec. Nts., Series A 8.625% due 06/30/12	131,808	134,444
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.48% due 02/15/28 (a) (c)	97,137	90,485
Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	60,000	41,274
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59% due 03/15/30	170,000	186,261
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306% due 10/06/15 (a)	191,000	221,782
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates, Series 1996-C1, Cl. F,
8.38% due 01/20/28 (c) (f)	250,000	206,562
Washington Mutual Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 2003-AR12, Cl. A2, 2.45% due 02/25/34	317,306	317,457
Wells Fargo, Collateralized Mtg. Obligations,
Series 2004-W, Cl. A2, 4.677% due 11/27/34	260,000	261,737
Wells Fargo, Mortgage Related Pass-Through Certificates,
Series 2004-N, Cl. A10, 3.803% due 08/25/34 (f)	416,183	417,484
Government - Sponsored Enterprises - 19.32%
Fannie Mae,
Unsec. Bonds, 7.25% due 05/15/30	390,000	489,221
Unsec. Nts., 1.80% due 05/27/05	560,000	558,234
Unsec. Nts., 4.25% due 07/15/07	3,050,000	3,139,557
Unsec. Nts., 6.00% due 05/15/11	1,640,000	1,810,998
4.50% due 10/15/19 (n)	1,178,000	1,173,582
5.00% due 10/01/18 (n)	1,838,000	1,866,719
5.00% due 10/15/33 (n)	394,000	389,814
5.50% due 10/15/19 (n)	3,165,000	3,269,841
5.50% due 03/01/33	157,424	159,854
5.50% due 07/01/33	409,711	416,034
5.50% due 10/01/33	53,690	54,519
5.50% due 10/01/33 (n)	1,973,000	1,998,896
5.50% due 12/01/33	278,584	282,884
5.50% due 01/01/34	314,017	318,863
5.50% due 02/01/34	75,759	76,928
5.50% due 03/01/34	181,343	183,969
5.50% due 09/01/34	130,000	131,883
6.50% due 05/01/29	54,819	57,610
6.50% due 10/01/30	65,863	69,251
6.50% due 10/01/33 (n)	3,316,000	3,477,655
7.00% due 01/01/28	70,280	74,728
7.00% due 07/01/32	236,259	251,500
7.00% due 10/15/33 (n)	8,887,000	9,420,220
7.00% due 06/01/34	98,500	104,484
7.00% due 07/01/34	551,112	584,594
7.00% due 08/01/34	467,437	495,835
7.25% due 01/15/10	1,000,000	1,159,653
8.50% due 07/01/32	13,303	14,456
Fannie Mae, Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1996-35, Cl. Z, 7.00% due 07/25/26	415,621	436,854
Trust 1998-63, Cl. PG, 6.00% due 03/25/27	69,094	69,583

Trust 2001-50, Cl. NE, 6.00% due 08/25/30	$130,858	$131,389
Trust 2001-70, Cl. LR, 6.00% due 09/25/30	123,454	126,391
Trust 2001-72, Cl. NH, 6.00% due 04/25/30	102,669	104,874
Trust 2001-74, Cl. PD, 6.00% due 05/25/30	40,641	41,385
Trust 2002-50, Cl. PD, 6.00% due 09/25/27	138,793	139,474
Trust 2002-77, Cl. WF, 1.501% due 12/18/32	85,586	85,802
Trust 2002-94, Cl. MA, 4.50% due 08/25/09	206,418	207,276
Trust 2003-81, Cl. PA, 5.00% due 02/25/12	57,590	58,032
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Trust 2002-28, Cl. SA, 6.70% due 04/25/32 (g)	93,159	8,429
Trust 2002-38, Cl.SO, 5.16% due 04/25/32 (g)	145,260	10,288
Trust 2002-39, Cl. SD, 6.90% due 03/18/32 (g)	152,622	14,653
Trust 2002-48, Cl. S, 6.859% due 07/25/32 (g)	147,091	13,873
Trust 2002-52, Cl. SL, 6.859% due 09/25/32 (g)	92,433	8,734
Trust 2002-53, Cl. SK, 7.00% due 04/25/32 (g)	94,466	9,514
Trust 2002-56, Cl. SN, 6.859% due 07/25/32 (g)	202,781	19,208
Trust 2002-77, Cl. IS, 6.289% due 12/18/32 (g)	247,480	24,689
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-63, Cl. SD, 6.806% due 12/18/31 (g)	135,810	13,733
Trust 2001-68, Cl. SC, 6.80% due 11/25/31 (g)	101,517	10,354
Trust 2001-81, Cl. S, 6.335% due 01/25/32 (g)	116,932	10,932
Trust 2002-9, Cl. MS, 7.01% due 03/25/32 (g)	176,989	16,988
Trust 221-3, Cl. IO, 3.70% due 05/01/23 (g)	102,437	17,857
Trust 240, Cl. IO, 7.00% due 09/01/23 (g)	156,938	29,924
Trust 301, Cl. 2, 6.50% due 04/01/29 (g)	183,386	32,001
Trust 324, Cl. 2, 6.50% due 06/01/32 (g)	636,622	114,689
Trust 334, Cl. 17, 6.50% due 02/01/33 (g)	889,343	150,921
Freddie Mac,
Nts., 3.75% due 07/15/09 (EUR)	445,000	560,514
Unsec. Nts., 2.375% due 04/15/06	1,120,000	1,115,905
Unsec. Nts., 4.50% due 01/15/13	455,000	457,130
Unsec. Nts., 4.875% due 11/15/13	340,000	348,285
Unsec. Nts., 6.625% due 09/15/09	1,400,000	1,579,220
5.00% due 09/01/33	195,425	194,126
5.00% due 10/15/33 (n)	2,722,000	2,694,780
5.50% due 07/15/06	4,790,000	5,019,206
5.50% due 01/01/34	152,860	155,145
5.50% due 10/15/34 (n)	532,000	539,149
7.00% due 09/01/33	178,925	190,744
7.00% due 11/01/33	244,811	259,757
7.00% due 10/15/34 (n)	1,629,000	1,727,248
Freddie Mac, Gtd. Mtg. Pass-Through Participation Certificates,
Series 151, Cl. F, 9.00% due 05/15/21	39,239	39,266
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Series 1669, Cl. G, 6.50% due 02/15/23	78,545	79,228
Series 2055, Cl. ZM, 6.50% due 05/15/28	166,168	173,429
Series 2080, Cl. Z, 6.50% due 08/15/28	112,917	116,796
Series 2102, Cl. VA, 6.00% due 10/15/09	6,905	6,900
Series 2387, Cl. PD, 6.00% due 04/15/30	238,627	244,033
Series 2466, Cl. PD, 6.50% due 04/15/30	111,287	112,409
Series 2498, Cl. PC, 5.50% due 10/15/14	35,293	35,739
Series 2500, Cl. FD, 1.594% due 03/15/32 (c)	62,996	63,094
Series 2526, Cl. FE, 1.494% due 06/15/29 (c)	65,083	65,228
Series 2551, Cl. FD, 1.494% due 01/15/33 (c)	51,813	52,000
Series 2551, Cl. TA, 4.50% due 02/15/18	115,954	115,996
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 7.00% due 07/01/26 (g)	326,133	55,680
Series 192, Cl. IO, 6.50% due 02/01/28 (g)	52,821	9,079
Series 200, Cl. IO, 6.50% due 01/01/29 (g)	64,009	11,789
Series 205, Cl. IO, 7.00% due 09/01/29 (g)	355,612	61,042
Series 2074, Cl. S, 7.60% due 07/17/28 (g)	67,493	9,033

Series 2079, Cl. S, 7.42% due 07/17/28 (g)	$104,077	$14,059
Series 208, Cl. IO, 7.00% due 06/01/30 (g)	282,663	46,479
Series 2526, Cl. SE, 7.006% due 06/15/29 (g)	166,723	14,157
Series 2819, Cl. S, 5.84% due 06/15/34 (g)	1,624,917	134,146
Freddie Mac, Principal-Only Stripped Mtg.-Backed Security,
Series 217, Cl. PO, Zero Coupon due 02/01/32 (b)	63,250	54,484
Series 2819, Cl. PO, Zero Coupon due 06/15/34 (b)	221,765	194,652
Freddie Mac, Structured Pass Through Securities,
Series T-42, Cl. A2, 5.50% due 02/25/42	102	102
U.S. Government Agencies - .18%
Government National Mortgage Association,
7.00% due 03/15/28	193,473	206,616
7.00% due 07/15/28	93,575	99,932
Government National Mortgage Association, Gtd. Multiclass Mtg. Participation Certificates,
Series 1999-27, Cl. PQ, 7.50% due 08/16/28	117,162	117,182
Government National Mortgage Association, Interest-Only Stripped Mtg.-Backed Security,
Series 1998-19, Cl. SB, 7.60% due 07/16/28 (g)	215,759	28,523
Series 1998-6, Cl. SA, 7.39% due 03/16/28 (g)	127,744	15,745

Total Mortgage-Backed Obligations (cost: $55,097,315)		54,434,471

	face amount	value (note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) - .91%
Fannie Mae,
Unsec. Nts., 3.125% due 07/15/06	445,000	448,218
Unsec. Nts., 3.25% due 08/15/08	1,950,000	1,933,677

Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $2,378,151)		2,381,895

	face amount or units (j)	value (note 1)

U.S. Government Obligations - 6.28%
Residual Funding Corp., Strip Principal,
Zero Coupon due 01/15/21 (b)	470,000	201,277
Tennessee Valley Authority,
4.75% due 08/01/13	145,000	147,723
6.00% due 03/15/13	140,000	155,455
U.S. Treasury Bonds,
5.375% due 02/15/31	138,000	147,832
6.25% due 05/15/30	503,000	596,998
9.25% due 02/15/16 (q)	1,802,000	2,594,669
U.S. Treasury Notes,
2.75% due 07/31/06	1,781,000	1,787,679
2.75% due 08/15/07	258,000	257,295
5.75% due 08/15/10 (l)	1,150,000	1,282,026
6.50% due 02/15/10 (k)	3,324,000	3,814,031
7.00% due 07/15/06	2,500,000	2,694,530
U.S. Treasury STRIPS,
Zero Coupon due 02/15/10 (b)	3,100,000	2,556,570
Zero Coupon due 02/15/16 (b)	310,000	184,204

Total U.S. Government Obligations (cost: $16,317,706)		16,420,289

	face amount or units (j)	value (note 1)
Foreign Government Obligations - 31.89%
Argentina - .74%
Argentina (Republic of),
0.95% Bonds due 05/03/05	$24,000	$23,640
1.162% Bonds due 08/03/12	1,800,000	1,333,800
2.00% Series PR12 due 01/03/16 (ARS) (f)	540,000	186,857
2.00% Series PRE8 due 01/03/10 (ARS) (f)	800,000	350,663
3.00% Disc. Nts., Series L-GL due 03/31/23 (c) (f)	85,000	43,290
Buenos Aires (Province of),
1.385% Bonos de Consolidacion de Deudas, Series PBA1 due 04/01/07 (ARS) (r) (b) (c) (f)	21,454	8,425
Australia - 1.10%
Queensland Treasury Corp.,
6.00% due 07/14/09 (AUD)	3,890,000	2,881,440
Austria - 1.07%
Austria (Republic of),
5.00% Nts., Series 98-1 due 01/15/08 (EUR)	445,000	587,625
6.25% Bonds due 07/15/27 (EUR)	1,450,000	2,212,835
Belgium - 2.29%
Belgium (Kingdom of),
3.75% Bonds, Series 32 due 03/28/09 (EUR)	1,195,000	1,514,152
5.00% Bonds due 09/28/11 (EUR)	835,000	1,118,899
5.75% Bonds, Series 28 due 03/28/08 (EUR)	1,400,000	1,893,739
5.75% Bonds, Series 35 due 09/28/10 (EUR)	430,000	597,343
6.25% Bonds, Series 26 due 03/28/07 (EUR)	75,000	100,882
6.50% Bonds, Series 19 due 03/31/05 (EUR)	595,000	754,647
Brazil - 1.83%
Brazil (Federal Republic of),
2.125% Series 15 yr. due 04/15/09 (c)	5,883	5,750
8.00% Series 20 yr. due 04/15/14	2,703,092	2,672,817
8.875% Unsec. Unsub. Nts. due 04/15/24	366,000	349,530
10.00% Unsec. Unsub. Bonds due 08/07/11	230,000	253,805
11.00% Unsec. Unsub. Bonds due 02/04/10 (EUR)	140,000	197,602
11.00% Unsec. Unsub. Bonds due 08/17/40	805,000	902,405
12.00% Nts. due 04/15/10	345,000	411,067
Bulgaria - .28%
Bulgaria (Republic of),
8.25% Bonds due 01/15/15 (a)	295,000	363,587
8.25% Bonds due 01/15/15	295,000	364,254
Cayman Islands - .39%
Pioneer 2002 Ltd.,
5.509% Sec. Nts., Series 2002-1, Cl. E-A due 06/15/06 (a) (c)	250,000	251,925
6.129% Sec. Nts., Series 2003-II, Cl. B due 06/15/06 (a) (c)	250,000	254,075
6.129% Sec. Nts., Series 2003-II, Cl. C due 06/15/06 (a) (c)	250,000	255,050
7.183% Sec. Nts., Series 2003-II, Cl. A due 06/15/06 (a) (c)	250,000	255,000
Colombia - .08%
Colombia (Republic of),
8.375% Unsec. Unsub. Nts. due 02/15/27	235,000	217,375
Denmark - .34%
Denmark (Kingdom of),
4.00% Bonds due 08/15/08 (DKK)	5,100,000	875,376
El Salvador - .08%
El Salvador (Republic of),
7.625% Bonds due 09/21/34 (a)	200,000	205,000
Finland - .54%
Finland (Republic of),
2.75% Sr. Unsec. Unsub. Nts. due 07/04/06 (EUR)	80,000	99,746
5.00% Sr. Unsec. Unsub. Nts. due 07/04/07 (EUR)	415,000	544,601
5.75% Bonds due 02/23/11 (EUR)	545,000	759,979
France - 1.11%
France (Government of),
3.50% Treasury Nts. due 01/12/05 (EUR)	635,000	791,728
4.75% Treasury Nts. due 07/12/07 (EUR)	50,000	65,289
5.50% Obligations Assimilables du Tresor Bonds due 10/25/07 (EUR)	440,000	587,632
5.50% Obligations Assimilables du Tresor Bonds due 10/25/10 (EUR)	660,000	906,046

5.75% Obligations Assimilables du Tresor Bonds due 10/25/32 (EUR)	$375,000	$545,211
Germany - 4.80%
Germany (Republic of),
3.50% Series 143 due 10/10/08 (EUR)	7,270,000	9,154,718
4.00% Series 139 due 02/16/07 (EUR)	360,000	460,306
4.50% Series 140 due 08/17/07 (EUR)	620,000	804,957
5.00% Series 01 due 07/04/11 (EUR)	1,110,000	1,489,743
5.375% Bonds due 01/04/10 (EUR)	460,000	625,772
Great Britain - 2.37%
United Kingdom,
4.00% Treasury Bonds due 03/07/09 (GBP)	3,530,000	6,196,857
Greece - 1.51%
Greece (Republic of),
3.50% Bonds due 04/18/08 (EUR)	700,000	880,222
4.60% Bonds due 05/20/13 (EUR)	575,000	742,899
4.65% Sr. Unsub. Nts. due 04/19/07 (EUR)	1,060,000	1,375,727
5.35% Bonds due 05/18/11 (EUR)	705,000	957,878
Guatemala - .05%
Guatemala (Republic of),
10.25% Nts. due 11/08/11 (a)	80,000	93,200
10.25% Nts. due 11/08/11	30,000	35,100
Hungary - .12%
Hungary (Government of),
8.50% Bonds, Series 05/I due 10/12/05 (HUF)	64,370,000	317,231
Ireland - .20%
Ireland (Republic of),
3.25% Treasury Bonds due 04/18/09 (EUR)	425,000	528,161
Israel - .20%
Israel (State of),
5.50% Bonds due 12/04/23	510,000	527,064
Italy - 1.98%
Italy (Republic of),
4.00% Treasury Nts., Buoni del Tesoro Poliennali due 03/01/05 (EUR)	450,000	563,401
4.50% Treasury Nts., Buoni del Tesoro Poliennali due 03/01/07 (EUR)	465,000	601,517
5.00% Treasury Nts., Buoni del Tesoro Poliennali due 10/15/07 (EUR)	1,920,000	2,532,009
5.25% Treasury Nts., Buoni del Tesoro Poliennali due 12/15/05 (EUR)	1,160,000	1,488,683
Ivory Coast - .01%
Ivory Coast (Government of),
1.90% Past Due Interest Nts., Series F due 03/29/18 (FRF) (r) (b) (c) (f)	952,875	30,680
Japan - 2.14%
Japan (Government of),
0.40% Bonds, 5 yr. issue, Series 14 due 06/20/06 (JPY)	611,000,000	5,580,924
Korea, Republic of (South) - .32%
Korea (Republic of),
4.25% Nts. due 06/01/13	310,000	297,600
8.875% Unsec. Unsub. Nts. due 04/15/08	470,000	551,075
Mexico - .98%
United Mexican States,
6.75% Series GBR due 06/06/06 (JPY)	30,000,000	300,613
6.75% Series GRG due 06/06/06 (JPY)	33,000,000	331,310
7.50% Nts. due 01/14/12	770,000	867,790
7.50% Nts. due 04/08/33	280,000	294,280
8.00% Series M-20 due 12/07/23 (MXN)	8,570,000	585,588
8.30% Bonds due 08/15/31	150,000	173,100
Netherlands - 1.04%
Netherlands (Government of),
5.00% Bonds due 07/15/11 (EUR)	670,000	898,049
5.50% Bonds due 01/15/28 (EUR)	1,295,000	1,811,557

New Zealand - .12%
New Zealand (Government of),
7.00% Bonds due 07/15/09 (NZD)	$450,000	$314,588
Nigeria - .03%
Nigeria (Federal Republic of),
5.092% Promissory Nts., Series RC due 01/05/10	78,240	70,974
Peru - .39%
Peru (Republic of),
Zero Coupon Sr. Nts. due 02/28/16 (b)	364,184	208,204
5.00% Past Due Interest Bonds, Series 20 due 03/07/17	880,000	809,600
Philippines - .07%
Philippines (Republic of),
8.375% Bonds due 02/15/11	131,000	132,796
10.625% Nts. due 03/16/25	45,000	48,037
Poland - .99%
Poland (Republic of),
Zero Coupon Bonds due 08/12/05 (PLN) (b)	7,590,000	2,031,946
5.75% Bonds, Series WS0922 due 09/23/22 (PLN)	340,000	88,610
6.00% Bonds, Series DS0509 due 05/24/09 (PLN)	1,700,000	464,614
Portugal - .81%
Portugal (Republic of),
4.875% Obrigacoes Do Tesouro Medio Prazo Nts. due 08/17/07 (EUR)	1,070,000	1,399,502
5.85% Obrigacoes Do Tesouro Medio Prazo Unsec. Unsub. Nts. due 05/20/10 (EUR)	520,000	723,267
Russia - 1.15%
Russian Federation,
3.00% Debs., Series VI due 05/14/06	760,000	744,306
5.00% Unsec. Unsub. Nts. due 03/31/30 (a) (e)	375	361
5.00% Unsub. Nts. due 03/31/30 (e)	875	842
Russian Ministry of Finance,
3.00% Unsec. Nts., Series V due 05/14/08	2,500,000	2,262,500
Spain - 1.85%
Spain (Kingdom of),
Zero Coupon Treasury Bills due 10/22/04 (EUR) (b)	925,000	1,148,048
5.35% Bonos y Obligacion del Estado due 10/31/11 (EUR)	1,500,000	2,052,878
5.75% Bonos y Obligacion del Estado due 07/30/32 (EUR)	1,135,000	1,645,512
Sweden - .24%
Sweden (Government of),
5.00% Bonds, Series 1043 due 01/28/09 (SEK)	4,420,000	639,190
Turkey - .12%
Turkey (Republic of),
7.25% due 03/15/15	315,000	310,505
Venezuela - .55%
Venezuela (Republic of),
8.50% Nts. due 10/08/14	430,000	419,701
10.75% Nts. due 09/19/13	720,000	808,920
11.00% Sr. Unsec. Unsub. Bonds due 03/05/08 (EUR)	140,000	198,975

Total Foreign Government Obligations (cost: $79,689,554)		83,364,974

	face amount or units (j)	value (note 1)

Loan Participations - .55%
Algeria (Republic of), Loan Participation Nts.,
2.625% due 03/04/10 (c) (f)	137,215	135,157
Deutsche Bank AG,
OAO Gazprom Loan Participation Nts., Zero Coupon due 08/04/05 (f)	455,000	466,284
Deutsche Bank AG, Indonesian Rupiah Participation Nts.,
2.60% due 03/21/05	405,000	398,925
2.60% due 01/25/06	445,000	431,783

Total Loan Participations (cost: $1,312,890)		1,432,149

	face amount or units (j)	value (note 1)

Corporate Bonds and Notes - 35.78%
Advertising - .13%
R.H. Donnelley Finance Corp. I,
10.875% Sr. Sub. Nts. due 12/15/12 (a)	$100,000	$121,250
Vertis, Inc.,
9.75% Sr. Sec. Nts. due 04/01/09	50,000	53,750
10.875% Sr. Unsec. Nts. due 06/15/09	150,000	161,250
Aerospace & Defense - .27%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts. due 05/15/11	200,000	218,000
BE Aerospace, Inc.,
8.00% Sr. Unsec. Sub. Nts., Series B due 03/01/08	100,000	98,750
8.50% Sr. Unsec. Nts. due 10/01/10	100,000	109,000
8.875% Sr. Unsec. Sub. Nts. due 05/01/11	113,000	114,412
K&F Industries, Inc.,
9.625% Sr. Unsec. Sub. Nts. due 12/15/10	50,000	55,625
Titan Corp. (The),
8.00% Sr. Sub. Nts. due 05/15/11	50,000	52,000
Vought Aircraft Industries, Inc.,
8.00% Sr. Nts. due 07/15/11	50,000	48,000
Agriculture - .04%
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts. due 10/01/11 (f)	100,000	106,000
Airlines - .06%
ATA Holdings Corp.,
13.00% Sr. Unsec. Nts. due 02/01/09 (e)	472,000	167,560
Apparel - .21%
Levi Strauss & Co.,
7.00% Nts. due 11/01/06	200,000	200,000
12.25% Sr. Unsec. Nts. due 12/15/12	150,000	158,625
Oxford Industries, Inc.,
8.875% Sr. Nts. due 06/01/11	100,000	108,500
Russell Corp.,
9.25% Sr. Unsec. Nts. due 05/01/10	75,000	81,375
Auto Manufacturers - .08%
Navistar International Corp.,
7.50% Sr. Nts. due 06/15/11	200,000	213,500
Auto Parts & Equipment - .61%
Collins & Aikman Products Co.,
10.75% Sr. Unsec. Nts. due 12/31/11	113,000	113,000
CSK Auto, Inc.,
7.00% Sr. Sub. Nts. due 01/15/14	200,000	193,500
Dana Corp.,
9.00% Unsec. Nts. due 08/15/11	240,000	289,800
Dura Operating Corp.,
9.00% Sr. Unsec. Sub. Nts., Series D due 05/01/09	300,000	267,000
Eagle-Picher, Inc.,
9.75% Sr. Nts. due 09/01/13	150,000	153,000
Lear Corp.,
8.11% Sr. Nts. due 05/15/09	200,000	230,919
Metaldyne Corp.,
10.00% Sr. Nts. due 11/01/13 (a)	100,000	93,000
Rexnord Corp.,
10.125% Sr. Unsec. Sub. Nts. due 12/15/12 (f)	50,000	56,500
Tenneco Automotive, Inc.,
10.25% Sr. Sec. Nts. due 07/15/13	50,000	57,000
TRW Automotive, Inc.,
9.375% Sr. Nts. due 02/15/13	45,000	51,412
11.00% Sr. Sub. Nts. due 02/15/13	32,000	38,080
UIS, Inc.,
9.375% Sr. Sub. Nts. due 06/15/13	50,000	53,875

Banks - .00%
SBS Agro Finance BV,
10.25% Unsec. Nts. due 07/21/49 (r) (b)	$75,000	$—
Beverages - .04%
Constellation Brands, Inc.,
8.125% Sr. Sub. Nts. due 01/15/12	100,000	109,750
Biotechnology - .08%
Polypore, Inc.,
8.75% Sr. Sub. Nts. due 05/15/12 (a)	200,000	207,500
Building Materials - .33%
Associated Materials, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	86,062
Building Materials Corp. of America,
7.75% Sr. Nts. due 08/01/14 (a)	200,000	198,000
Dayton Superior Corp.,
13.00% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	49,000
Integrated Electrical Services, Inc.,
9.375% Sr. Sub. Nts., Series C due 02/01/09	300,000	294,000
Riverside Forest Products,
7.875% Sr. Nts. due 03/01/14	100,000	106,000
Texas Industries, Inc.,
10.25% Sr. Unsec. Nts. due 06/15/11 (f)	100,000	115,000
Chemicals - 1.56%
Avecia Group PLC,
11.00% Sr. Nts. due 07/01/09	100,000	88,000
Crompton Corp.,
9.875% Sr. Nts. due 08/01/12 (a)	125,000	131,250
Equistar Chemicals LP,
8.75% Sr. Unsec. Nts. due 02/15/09	150,000	161,625
Equistar Chemicals LP/Equistar Funding Corp.,
10.125% Sr. Nts. due 09/01/08	13,000	14,657
10.625% Sr. Nts. due 05/01/11	250,000	285,000
HMP Equity Holdings Corp.,
Zero Coupon Units due 05/15/08 (b) (f)	100,000	63,000
Huntsman Corp. LLC,
11.625% Sr. Unsec. Nts. due 10/15/10	13,000	15,047
Huntsman Corp./ICI Chemical Co. PLC,
Zero Coupon Sr. Unsec. Disc. Nts. due 12/31/09 (b) (f)	100,000	53,000
10.125% Sr. Unsec. Sub. Nts. due 07/01/09	500,000	525,000
Huntsman International LLC,
9.875% Sr. Unsec. Nts. due 03/01/09	525,000	578,812
11.50% Sr. Nts. due 07/15/12 (a)	225,000	248,344
IMC Global, Inc.,
10.875% Sr. Nts. due 08/01/13	13,000	16,412
Innophos, Inc.,
8.875% Sr. Sub. Nts. due 08/15/14 (a)	150,000	159,750
ISP Holdings, Inc.,
10.625% Sr. Sec. Nts. due 12/15/09	100,000	110,000
Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	13,000	14,186
9.875% Sec. Nts., Series B due 05/01/07	450,000	475,312
10.50% Sr. Sec. Nts. due 06/01/13	50,000	57,750
Millennium America, Inc.,
9.25% Sr. Nts. due 06/15/08	50,000	55,125
PCI Chemicals Canada, Inc.,
10.00% Sr. Sec. Nts. due 12/31/08	27,619	27,067
Pioneer Cos., Inc.,
5.475% Sr. Sec. Nts. due 12/31/06 (c) (f)	8,746	8,571
PolyOne Corp.,
8.875% Sr. Nts. due 05/01/12	500,000	510,000
10.625% Sr. Nts. due 05/15/10	13,000	14,235
Resolution Performance Products LLC/RPP Capital Corp.,
8.00% Sr. Sec. Nts. due 12/15/09 (f)	100,000	103,250
13.50% Sr. Sub. Nts. due 11/15/10	50,000	48,500

Rhodia SA,
8.875% Sr. Sub. Nts. due 06/01/11	$50,000	$43,500
10.25% Sr. Nts. due 06/01/10	125,000	129,375
Sterling Chemicals, Inc.,
10.00% Sr. Sec. Nts. due 12/19/07 (f) (h)	75,008	70,508
Sterling Chemicals, Inc., Escrow Shares,
Zero Coupon Sr. Sub. Nts. due 08/15/06 (b) (f)	200,000	—
Westlake Chemical Corp.,
8.75% Sr. Unsec. Nts. due 07/15/11 (f)	66,000	74,085
Coal - .14%
Arch Western Finance LLC,
6.75% Sr. Nts. due 07/01/13 (a)	100,000	107,500
Foundation PA Coal Co.,
7.25% Gtd. Sr. Nts. due 08/01/14 (a)	100,000	106,250
Massey Energy Co.,
6.625% Sr. Nts. due 11/15/10	50,000	52,125
Peabody Energy Corp.,
6.875% Sr. Nts., Series B due 03/15/13	100,000	108,000
Commercial Services - 1.02%
Alderwoods Group, Inc.,
7.75% Sr. Nts. due 09/15/12 (a)	150,000	158,625
Coinmach Corp.,
9.00% Sr. Unsec. Nts. due 02/01/10	150,000	155,625
Comforce Operating, Inc.,
12.00% Sr. Nts., Series B due 12/01/07 (f)	50,000	48,500
Corrections Corp. of America,
7.50% Sr. Nts. due 05/01/11	100,000	105,625
9.875% Sr. Unsec. Nts. due 05/01/09	100,000	111,625
Great Lakes Dredge & Dock Corp.,
7.75% Sr. Sub. Nts. due 12/15/13	150,000	129,750
Hydrochem Industrial Services, Inc.,
10.375% Sr. Sub. Nts. due 08/01/07 (f)	50,000	50,375
Iron Mountain, Inc.,
7.75% Sr. Unsec. Sub. Nts. due 01/15/15	200,000	212,000
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts. due 02/15/09	38,000	38,522
Mail-Well I Corp.,
7.875% Sr. Sub. Nts. due 12/01/13	400,000	390,000
9.625% Sr. Unsec. Nts. due 03/15/12	200,000	220,000
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts. due 08/15/05	100,000	99,125
Quintiles Transnational Corp.,
10.00% Sr. Sub. Nts. due 10/01/13	100,000	106,000
United Rentals North America, Inc.,
7.00% Sr. Sub. Nts. due 02/15/14	400,000	355,000
Von Hoffmann Corp.,
10.25% Sr. Nts. due 03/15/09	100,000	111,000
Williams Scotsman, Inc.,
9.875% Sr. Unsec. Nts. due 06/01/07	400,000	383,000
Computers - .04%
Seagate Technology HDD Holdings,
8.00% Sr. Unsec. Nts. due 05/15/09	100,000	106,500
Cosmetics & Personal Care - .07%
AKI, Inc.,
10.50% Sr. Unsec. Nts. due 07/01/08	100,000	102,875
Elizabeth Arden, Inc.,
7.75% Sr. Sub. Nts. due 01/15/14	75,000	78,750
Distribution & Wholesale - .13%
Ingram Micro, Inc.,
9.875% Sr. Unsec. Sub. Nts. due 08/15/08	300,000	328,125
Diversified Financial Services - 4.79%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds, Series A due 11/30/19 (f)	284,404	312,844

Alamosa Delaware, Inc.,
11.00% Sr. Unsec. Nts. due 07/31/10	$13,000	$14,722
12.50% Sr. Unsec. Nts. due 02/01/11	300,000	336,000
Arbor I Ltd.,
16.67% Nts. due 06/15/06 (a) (c)	250,000	257,675
BCP Caylux Holdings Luxembourg SCA,
9.625% Sr. Sub. Nts. due 06/15/14 (a)	225,000	243,000
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B due 12/15/09	79,564	87,520
Dow Jones CDX High Yield Index,
7.75% Pass-Through Certificates, Series 3-1 due 12/29/09 (a)	9,000,000	9,112,500
10.50% Pass-Through Certificates, Series 3-4 due 12/29/09 (a)	500,000	484,375
Global Cash Acces LLC/Global Cash Finance Corp.,
8.75% Sr. Sub. Nts. due 03/15/12 (a)	150,000	159,000
IPC Acquisition Corp.,
11.50% Sr. Sub. Nts. due 12/15/09	100,000	110,000
Jostens IH Corp.,
7.625% Sr. Sub. Nts. due 10/01/12 (a) (f)	100,000	100,500
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts. due 05/15/11 (a)	300,000	318,000
Ongko International Finance Co. BV,
10.50% Sec. Nts. due 03/29/05 (r) (a) (b) (f)	40,000	200
Rainbow National Services LLC,
8.75% Gtd. Sr. Nts. due 09/01/12 (a)	200,000	207,500
10.375% Gtd. Sr. Sub. Nts. due 09/01/14 (a)	200,000	209,500
Sensus Metering Systems, Inc.,
8.625% Sr. Sub. Nts. due 12/15/13	250,000	255,000
UCAR Finance, Inc.,
10.25% Sr. Unsec. Nts. due 02/15/12	100,000	114,500
Universal City Development Partners,
11.75% Sr. Nts. due 04/01/10	100,000	116,500
Vanguard Health Holding Co. II,
9.00% Sr. Sub. Nts. due 10/01/14 (a)	75,000	75,187
Electric - 1.65%
AES Corp. (The),
8.50% Sr. Unsec. Sub. Nts. due 11/01/07	100,000	102,500
8.75% Sr. Sec. Nts. due 05/15/13 (a)	150,000	169,125
Allegheny Energy Supply Co. LLC,
8.25% Nts. due 04/15/12 (a)	13,000	14,365
Calpine Corp.,
7.625% Sr. Nts. due 04/15/06	125,000	115,625
8.75% Sr. Unsec. Nts. due 07/15/07	100,000	79,250
Central Termica Guemes SA,
2.00% Nts. due 09/26/10 (a) (f)	45,000	4,500
CMS Energy Corp.,
7.50% Sr. Nts. due 01/15/09	13,000	13,617
7.75% Sr. Nts. due 08/01/10 (a)	50,000	52,875
8.50% Sr. Nts. due 04/15/11	100,000	109,000
9.875% Sr. Unsec. Nts. due 10/15/07	300,000	333,375
CMS Energy X-TRAS Pass-Through Trust I,
7.00% Sr. Unsec. Pass-Through Certificates due 01/15/05	200,000	201,111
Consumers Energy Co.,
7.375% Bonds due 09/15/23	100,000	103,595
Edison Mission Energy,
9.875% Sr. Unsec. Nts. due 04/15/11	100,000	116,500
10.00% Sr. Unsec. Nts. due 08/15/08	350,000	409,500
Midwest Generation LLC,
8.75% Sr. Sec. Nts. due 05/01/34	500,000	545,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
7.375% Sr. Sec. Nts. due 09/01/10	100,000	105,000
8.50% Sr. Sec. Nts. due 09/01/10	50,000	54,750
NRG Energy, Inc.,
8.00% Sr. Nts. due 12/15/13 (a)	500,000	535,625
PG&E Corp.,
6.875% Sr. Sec. Nts. due 07/15/08	100,000	108,250

Reliant Resources, Inc.,
9.25% Sr. Sec. Nts. due 07/15/10	$463,000	$497,146
9.50% Sr. Sec. Nts. due 07/15/13	200,000	217,250
TECO Energy, Inc.,
7.20% Nts. due 05/01/11	250,000	266,250
Western Resources, Inc.,
9.75% Sr. Unsec. Nts. due 05/01/07	135,000	153,792
Electrical Components & Equipment - .04%
General Cable Corp.,
9.50% Sr. Nts. due 11/15/10	100,000	111,000
Electronics - .15%
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts. due 05/01/12	152,000	169,480
Stoneridge, Inc.,
11.50% Sr. Unsec. Nts. due 05/01/12	200,000	226,500
Engineering & Construction - .05%
North American Energy Partners, Inc.,
8.75% Sr. Nts. due 12/01/11 (a)	50,000	48,750
URS Corp.,
11.50% Sr. Unsec. Nts. due 09/15/09	65,000	74,750
12.25% Sr. Sub. Nts., Series B due 05/01/09 (f)	10,000	10,650
Entertainment - 1.55%
AMC Entertainment, Inc.,
8.00% Sr. Sub. Nts. due 03/01/14 (a)	300,000	282,000
9.50% Sr. Unsec. Sub. Nts. due 02/01/11	70,000	71,925
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts. due 02/01/12 (a)	200,000	210,000
Carmike Cinemas, Inc.,
7.50% Sr. Sub. Nts. due 02/15/14	200,000	202,500
Cinemark USA, Inc.,
9.00% Sr. Sub. Nts. due 02/01/13	100,000	111,750
Cinemark, Inc.,
0%/9.75% Sr. Nts. due 03/15/14 (d)	400,000	275,000
Gaylord Entertainment Co.,
8.00% Sr. Nts. due 11/15/13	100,000	105,250
Hollywood Park, Inc.,
9.25% Sr. Unsec. Sub. Nts., Series B due 02/15/07	75,000	76,875
Intrawest Corp.,
7.50% Sr. Nts. due 10/15/13	250,000	259,062
Isle of Capri Casinos, Inc.,
7.00% Sr. Sub. Nts. due 03/01/14	200,000	201,000
9.00% Sr. Unsec. Nts. due 03/15/12	275,000	305,250
Loews Cineplex Entertainment Corp.,
9.00% Sr. Sub. Nts. due 08/01/14 (a)	175,000	180,687
Mohegan Tribal Gaming Authority,
6.375% Sr. Sub. Nts. due 07/15/09	100,000	103,750
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	400,000	442,000
Penn National Gaming, Inc.,
8.875% Sr. Sub. Nts. due 03/15/10	300,000	328,875
Pinnacle Entertainment, Inc.,
8.25% Sr. Sub. Nts. due 03/15/12	250,000	250,625
River Rock Entertainment Authority,
9.75% Sr. Nts. due 11/01/11 (f)	50,000	52,625
Six Flags, Inc.,
8.875% Sr. Nts. due 02/01/10	300,000	281,250
9.625% Sr. Nts. due 06/01/14	13,000	12,155
9.75% Sr. Nts. due 04/15/13	100,000	94,500
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts. due 02/15/14	200,000	202,000
Environmental Control - .57%
Allied Waste North America, Inc.,
7.875% Sr. Nts. due 04/15/13	100,000	105,500
8.50% Sr. Sub. Nts. due 12/01/08	300,000	325,500
9.25% Sr. Nts., Series B due 09/01/12	600,000	667,500

Imco Recycling, Inc.,
10.375% Sr. Sec. Nts. due 10/15/10	$150,000	$165,000
Synagro Technologies, Inc.,
9.50% Sr. Unsec. Sub. Nts. due 04/01/09	75,000	80,250
Waste Services, Inc.,
9.50% Sr. Sub. Nts. due 04/15/14 (a)	150,000	142,500
Food - .71%
American Seafoods Group LLC,
10.125% Sr. Unsec. Sub. Nts. due 04/15/10	100,000	107,000
Burns Philp Capital Pty., Ltd.,
9.75% Sr. Sub. Nts. due 07/15/12	100,000	107,000
Chiquita Brands International, Inc.,
7.50% Sr. Nts. due 11/01/14 (a)	50,000	50,000
Del Monte Corp.,
8.625% Sr. Sub. Nts. due 12/15/12	100,000	111,250
Doane Pet Care Co.,
9.75% Sr. Unsec. Sub. Nts. due 05/15/07	100,000	95,750
10.75% Sr. Unsec. Nts. due 03/01/10	150,000	160,125
Dole Food Co., Inc.,
8.625% Sr. Nts. due 05/01/09 (c)	200,000	218,000
8.875% Sr. Unsec. Nts. due 03/15/11	50,000	54,375
Domino’s, Inc.,
8.25% Sr. Sub. Nts. due 07/01/11	255,000	276,037
Great Atlantic & Pacific Tea Co., Inc. (The),
9.125% Sr. Nts. due 12/15/11	113,000	86,445
Ingles Markets, Inc.,
8.875% Sr. Sub. Nts. due 12/01/11	13,000	14,007
Pinnacle Foods Holding Corp.,
8.25% Sr. Sub. Nts. due 12/01/13 (a)	300,000	282,750
Smithfield Foods, Inc.,
7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	106,750
United Biscuits Finance PLC,
10.75% Sr. Sub. Nts. due 04/15/11 (GBP) (f)	100,000	187,351
Forest Products & Paper - .58%
Abitibi-Consolidated, Inc.,
8.55% Unsec. Nts. due 08/01/10	75,000	80,437
Appleton Papers, Inc.,
8.125% Sr. Nts. due 06/15/11 (a)	150,000	154,500
Buckeye Technologies, Inc.,
8.50% Sr. Nts. due 10/01/13	50,000	53,750
Fort James Corp.,
6.875% Sr. Nts. due 09/15/07	200,000	213,000
Georgia-Pacific Corp.,
8.125% Sr. Unsec. Nts. due 05/15/11	400,000	462,000
9.375% Sr. Unsec. Nts. due 02/01/13	200,000	235,500
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts. due 11/15/07 (f)	100,000	46,000
Norske Skog Canada, Ltd.,
7.375% Sr. Nts. due 03/01/14	200,000	209,000
Tembec Industries, Inc.,
8.50% Sr. Nts. due 02/01/11	13,000	13,585
Western Forest Products, Inc.,
15.00% Nts. due 07/28/09 (a) (f) (h)	41,000	45,510
Gas - .02%
SEMCO Energy, Inc.,
7.125% Sr. Nts. due 05/15/08	50,000	52,750
Health Care - Products - .36%
Beverly Enterprises, Inc.,
7.875% Sr. Sub. Nts. due 06/15/14 (a)	100,000	107,000
Fresenius Medical Care Capital Trust II,
7.875% Units due 02/01/08	100,000	109,250
Fresenius Medical Care Capital Trust III,
7.375% Sr. Sub. Nts. due 02/01/08 (DEM) (f)	10,000	6,892

Fresenius Medical Care Capital Trust IV,
7.875% Trust Preferred Nts. due 06/15/11	$400,000	$444,000
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts. due 02/15/12 (a)	150,000	150,750
Medquest, Inc.,
11.875% Sr. Unsec. Sub. Nts., Series B due 08/15/12	100,000	114,000
Health Care - Services - 1.00%
Ameripath, Inc.,
10.50% Sr. Unsec. Sub. Nts. due 04/01/13	100,000	102,000
Extendicare Health Services, Inc.,
6.875% Sr. Sub. Nts. due 05/01/14	150,000	153,000
9.50% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	112,250
Genesis HealthCare Corp.,
8.00% Sr. Sub. Nts. due 10/15/13	50,000	54,500
HCA, Inc.,
6.30% Sr. Unsec. Nts. due 10/01/12	300,000	311,031
Healthsouth Corp.,
7.625% Unsec. Nts. due 06/01/12	200,000	193,500
10.75% Sr. Sub. Nts. due 10/01/08	63,000	65,441
Magellan Health Services, Inc.,
9.375% Sr. Nts., Series A due 11/15/08	186,764	202,172
PacifiCare Health Systems,
10.75% Sr. Unsec. Unsub. Nts. due 06/01/09	195,000	224,737
Rotech Healthcare, Inc.,
9.50% Sr. Unsec. Nts. due 04/01/12	175,000	187,250
Tenet Healthcare Corp.,
6.375% Sr. Unsec. Nts. due 12/01/11	202,000	181,295
7.375% Nts. due 02/01/13	13,000	12,220
9.875% Sr. Nts. due 07/01/14 (a)	225,000	235,125
Triad Hospitals, Inc.,
7.00% Sr. Nts. due 05/15/12	100,000	104,500
7.00% Sr. Sub. Nts. due 11/15/13	170,000	172,975
Universal Hospital Services, Inc.,
10.125% Sr. Nts. due 11/01/11 (f)	100,000	101,500
US Oncology, Inc.,
9.00% Sr. Nts. due 08/15/12 (a)	100,000	103,500
10.75% Sr. Sub. Nts. due 08/15/14 (a)	100,000	102,750
Holding Companies - Diversified - .17%
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts. due 01/15/14 (a)	100,000	94,750
Kansas City Southern Railway Co. (The),
7.50% Sr. Unsec. Nts. due 06/15/09	100,000	102,250
MDP Acquisitions PLC,
9.625% Sr. Unsec. Nts. due 10/01/12	100,000	113,000
Stena AB,
7.50% Sr. Nts. due 11/01/13	77,000	77,096
9.625% Sr. Unsec. Nts. due 12/01/12	50,000	55,812
Home Builders - .58%
Beazer Homes USA,
8.375% Sr. Unsec. Nts. due 04/15/12	75,000	82,875
D.R. Horton, Inc.,
9.375% Sr. Unsec. Sub. Nts. due 03/15/11	100,000	111,750
9.75% Sr. Sub. Nts. due 09/15/10	75,000	90,562
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	195,562
KB Home,
7.75% Sr. Nts. due 10/15/04	100,000	100,000
8.625% Sr. Sub. Nts. due 12/15/08	250,000	281,250
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	111,250
Meritage Corp.,
9.75% Sr. Unsec. Nts. due 06/01/11	100,000	112,250
Standard Pacific Corp.,
9.25% Sr. Sub. Nts. due 04/15/12	100,000	115,000
WCI Communities, Inc.,
9.125% Sr. Sub. Nts. due 05/01/12	175,000	195,125

William Lyon Homes, Inc.,
10.75% Sr. Unsec. Nts. due 04/01/13 (f)	$100,000	$115,500
Home Furnishings - .07%
Sealy Mattress Co.,
8.25% Sr. Sub. Nts. due 06/15/14 (a)	175,000	176,312
Household Products & Wares - .18%
Playtex Products, Inc.,
8.00% Sr. Sec. Nts. due 03/01/11	300,000	318,000
9.375% Sr. Unsec. Sub. Nts. due 06/01/11	150,000	153,750
Insurance - .00%
Conseco, Inc., Escrow Shares,
10.75% Sr. Unsec. Nts. due 06/15/09 (r) (b) (f)	100,000	—
Internet - .00%
Exodus Communications, Inc.,
10.75% Sr. Nts. due 12/15/09 (EUR) (r) (b) (f)	81,993	1,019
NorthPoint Communications Group, Inc.,
12.875% Sr. Unsec. Sub. Nts. due 02/15/10 (r) (b) (f)	40,035	4
PSINet, Inc.,
11.00% Sr. Nts. due 08/01/09 (r) (b) (f)	90,156	5,635
Teligent, Inc.,
11.50% Sr. Nts. due 12/01/07 (r) (b)	100,000	—
Iron & Steel - .54%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12	13,000	12,708
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	49,625
California Steel Industries, Inc.,
6.125% Sr. Nts. due 03/15/14	200,000	195,000
Ispat Inland ULC,
9.75% Sr. Sec. Nts. due 04/01/14	350,000	385,875
Oregon Steel Mills, Inc.,
10.00% Unsec. Nts. due 07/15/09	300,000	327,750
Steel Dynamics, Inc.,
9.50% Sr. Unsec. Nts. due 03/15/09	175,000	194,250
United States Steel Corp.,
9.75% Sr. Nts. due 05/15/10	84,000	96,180
10.75% Sr. Nts. due 08/01/08	130,000	153,400
Leisure Time - .18%
NCL Corp.,
10.625% Sr. Nts. due 07/15/14 (a)	150,000	157,125
Premier Cruise Ltd.,
11.00% Sr. Nts. due 03/15/08 (r) (a) (b)	50,000	—
Royal Caribbean Cruises Ltd.,
8.75% Sr. Unsec. Unsub. Nts. due 02/02/11	200,000	233,500
Worldspan, LP/Worldspan Financial Corp.,
9.625% Sr. Nts. due 06/15/11	100,000	90,750
Lodging - 1.76%
Aztar Corp.,
9.00% Sr. Unsec. Sub. Nts. due 08/15/11	250,000	276,875
Boyd Gaming Corp.,
8.75% Sr. Unsec. Sub. Nts. due 04/15/12	175,000	195,125
Hilton Hotels Corp.,
7.625% Sr. Unsec. Nts. due 12/01/12	300,000	348,750
HMH Properties, Inc.,
7.875% Sr. Sec. Nts. due 08/01/08	102,000	104,933
John Q Hamons Hotels, Inc.,
8.875% Sr. Nts., Series B due 05/15/12	100,000	111,500
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	113,500
MGM Mirage,
9.75% Gtd. Sr. Sub. Nts. due 06/01/07	650,000	722,313
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts. due 03/15/10	100,000	113,000
9.375% Sr. Unsec. Sub. Nts. due 02/15/07	400,000	446,000

Prime Hospitality Corp.,
8.375% Sr. Unsec. Sub. Nts. due 05/01/12	$175,000	$198,188
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts. due 05/01/12	500,000	565,625
Station Casinos, Inc.,
6.50% Sr. Unsec. Sub. Nts. due 02/01/14	500,000	508,750
9.875% Sr. Unsec. Sub. Nts. due 07/01/10 (f)	250,000	263,750
Sun International Hotels Ltd.,
8.875% Sr. Sub. Nts. due 08/15/11	300,000	328,875
Venetian Casino Resort LLC/Las Vegas Sands, Inc.,
11.00% Sec. Nts. due 06/15/10	250,000	289,375
Machinery - Construction & Mining - .04%
Terex Corp.,
9.25% Sr. Unsec. Sub. Nts. due 07/15/11	100,000	112,000
Machinery - Diversified - .13%
AGCO Corp.,
9.50% Sr. Unsec. Nts. due 05/01/08 (f)	200,000	216,000
NMHG Holding Co.,
10.00% Unsec. Nts. due 05/15/09	100,000	110,000
Media - 3.82%
Adelphia Communications Corp.,
10.25% Sr. Unsec. Nts. due 11/01/06 (r) (b)	100,000	90,000
10.25% Sr. Unsec. Sub. Nts. due 06/15/11 (r) (b)	100,000	94,250
10.875% Sr. Unsec. Nts. due 10/01/10 (r) (b)	200,000	184,000
Albritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts. due 12/15/12	150,000	155,250
American Media Operations, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 01/15/11	75,000	77,813
10.25% Sr. Unsec. Sub. Nts., Series B due 05/01/09	200,000	210,500
Block Communications, Inc.,
9.25% Sr. Sub. Nts. due 04/15/09	175,000	185,063
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap. Corp.,
10.25% Sr. Nts. due 09/15/10	200,000	204,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien due 04/30/14 (a)	350,000	347,813
8.625% Sr. Unsec. Nts. due 04/01/09	100,000	77,750
10.75% Sr. Unsec. Nts. due 10/01/09	100,000	82,000
11.125% Sr. Unsec. Nts. due 01/15/11	100,000	81,000
0%/11.75% Sr. Unsec. Sub. Disc. Nts. due 05/15/11 (d)	450,000	279,000
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts. due 03/01/12	175,000	193,156
CSC Holdings, Inc.,
7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	400,000	421,500
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts. due 11/15/09	100,000	115,000
Dex Media West LLC/Dex Media Finance Co.,
8.50% Sr. Nts., Series B due 08/15/10	100,000	113,500
9.875% Sr. Sub. Nts., Series B due 08/15/13	196,000	230,300
Dex Media, Inc.,
8.00% Nts., due 11/15/13	625,000	656,250
DirecTV Holdings LLC,
8.375% Sr. Nts. due 03/15/13	700,000	796,250
EchoStar DBS Corp.,
6.625% Sr. Nts. due 10/01/14 (a)	300,000	298,125
9.125% Sr. Nts. due 01/15/09	425,000	472,813
10.375% Sr. Unsec. Nts. due 10/01/07	500,000	525,940
Emmis Operating Co.,
6.875% Sr. Sub. Nts. due 05/15/12	300,000	311,250
Entravision Communications Corp.,
8.125% Sr. Unsec. Sub. Nts. due 03/15/09	175,000	185,938
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts. due 12/01/10	313,000	289,525
Houghton Mifflin Co.,
8.25% Sr. Nts. due 02/01/11	150,000	156,750

Lin Television Corp.,
6.50% Sr. Sub. Nts. due 05/15/13	$150,000	$153,375
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Nts. due 06/15/13	50,000	54,500
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts. due 01/15/13	313,000	301,263
MediaNews Group, Inc.,
6.375% Sr. Sub. Nts. due 04/01/14	500,000	492,500
News America Holdings, Inc.,
8.875% Sr. Unsec. Nts. due 04/26/23	185,000	238,335
PRIMEDIA, Inc.,
8.00% Sr. Nts. due 05/15/13 (a)	300,000	285,375
8.875% Sr. Unsec. Nts. due 05/15/11	13,000	13,000
Radio One, Inc.,
8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	300,000	330,750
Shaw Communications, Inc.,
8.54% Unsec. Unsub. Nts. due 09/30/27 (CAD) (f)	80,000	63,672
Sinclair Broadcast Group, Inc.,
8.00% Sr. Sub. Nts. due 03/15/12	600,000	622,500
8.75% Sr. Sub. Nts. due 12/15/11	100,000	108,500
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts. due 11/01/09	200,000	210,000
Videotron LTEE,
6.875% Sr. Nts. due 01/15/14	100,000	102,500
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts. due 11/15/09	200,000	182,000
Metal Fabrication & Hardware - .04%
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts. due 06/15/12	100,000	103,750
Mining - .31%
Century Aluminum Co.,
7.50% Sr. Nts. due 08/15/14 (a)	250,000	263,125
Compass Minerals Group, Inc.,
10.00% Sr. Sub. Nts. due 08/15/11	100,000	112,000
Jorgensen (Earle M.) Co.,
9.75% Sr. Unsec. Nts. due 06/01/12 (f)	100,000	111,000
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B due 10/15/06 (r) (b)	250,000	241,250
Metallurg, Inc.,
11.00% Sr. Nts. due 12/01/07	150,000	90,000
Miscellaneous - Manufacturing - .32%
Blount, Inc.,
8.875% Sr. Sub. Nts. due 08/01/12	125,000	132,813
Jacuzzi Brands, Inc.,
9.625% Sr. Nts. due 07/01/10	78,000	86,190
Koppers, Inc.,
9.875% Sr. Sec. Nts. due 10/15/13 (f)	150,000	165,750
SPX Corp.,
7.50% Sr. Nts. due 01/01/13	200,000	203,250
TD Funding Corp.,
8.375% Sr. Sub. Nts. due 07/15/11	100,000	107,000
Trinity Industries, Inc.,
6.50% Sr. Nts. due 03/15/14 (f)	150,000	147,750
Oil & Gas - 2.46%
Belden & Blake Corp.,
8.75% Sr. Sec. Nts. due 07/15/12 (a)	150,000	159,750
Chesapeake Energy Corp.,
6.875% Sr. Unsec. Nts. due 01/15/16	224,000	234,080
EXCO Resources, Inc.,
7.25% Sr. Nts. due 01/15/11	200,000	212,000
Forest Oil Corp.,
7.75% Sr. Unsec. Nts. due 05/01/14	175,000	190,313
Frontier Oil Corp.,
6.625% Sr. Nts. due 10/01/11 (a)	75,000	75,938

11.75% Sr. Nts. due 11/15/09	$50,000	$53,438
Gazprom International SA,
7.201% Sr. Unsec. Bonds due 02/01/20	1,450,000	1,468,212
Newfield Exploration Co.,
6.625% Sr. Sub. Nts. due 09/01/14 (a)	200,000	208,500
OAO Gazprom,
9.625% Reg. S, Nts. due 03/01/13	1,050,000	1,168,125
Ocean Rig Norway AS,
10.25% Sr. Sec. Nts. due 06/01/08	300,000	306,000
Pemex Project Funding Master Trust,
6.625% Unsec. Unsub. Nts. due 04/04/10 (EUR)	230,000	309,914
8.50% Unsec. Unsub. Nts. due 02/15/08	130,000	146,088
Pemex Project Funding Master Trust 2,
7.375% Unsec. Unsub. Nts. due 12/15/14	270,000	294,300
Pioneer Natural Resources Co.,
5.875% Sr. Nts. due 07/15/16	200,000	208,713
Plains Exploration & Production Co.,
7.125% Sr. Nts. due 06/15/14 (a)	100,000	107,250
Premcor Refining Group, Inc.,
6.75% Sr. Nts. due 05/01/14	150,000	155,250
9.50% Sr. Unsec. Nts. due 02/01/13	200,000	235,500
Range Resources Corp.,
7.375% Sr. Sub. Nts. due 07/15/13	100,000	105,000
Tesoro Petroleum Corp.,
8.00% Sr. Sec. Nts. due 04/15/08	350,000	378,000
9.625% Sr. Sub. Nts. due 04/01/12	13,000	15,048
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts. due 05/01/12	200,000	202,000
XTO Energy, Inc.,
7.50% Sr. Nts. due 04/15/12	175,000	205,588
Oil & Gas Services - .12%
Hanover Compressor Co.,
8.625% Sr. Nts. due 12/15/10	100,000	108,500
Hanover Equipment Trust 2001,
8.50% Sr. Sec. Nts., Series A due 09/01/08	100,000	107,500
Universal Compression, Inc.,
7.25% Sr. Unsec. Nts. due 05/15/10	100,000	106,000
Packaging & Containers - 1.32%
Berry Plastics Corp.,
10.75% Sr. Sub. Nts. due 07/15/12	200,000	226,000
Crown European Holdings SA,
9.50% Sr. Sec. Nts. due 03/01/11	100,000	111,500
10.875% Sr. Sec. Nts. due 03/01/13	50,000	58,125
Graham Packaging Co., Inc.,
8.50% Sr. Nts. due 10/15/12 (a)	50,000	51,000
9.875% Sr. Sub. Nts. due 10/15/14 (a)	100,000	102,375
Graphic Packaging International,
8.50% Sr. Nts. due 08/15/11	150,000	167,625
9.50% Sr. Sub. Nts. due 08/15/13	100,000	114,250
Jefferson Smurfit Corp.,
7.50% Sr. Unsec. Unsub. Nts. due 06/01/13	100,000	105,500
Owens-Brockway Glass Container, Inc.,
7.75% Sr. Sec. Nts. due 05/15/11	250,000	266,250
8.25% Sr. Unsec. Nts. due 05/15/13	213,000	226,845
8.75% Sr. Sec. Nts. due 11/15/12	250,000	277,500
8.875% Sr. Sec. Nts. due 02/15/09	100,000	108,750
Pliant Corp.,
0%/11.125% Sr. Sec. Disc. Nts. due 06/15/09 (d)	200,000	171,000
Solo Cup Co.,
8.50% Sr. Sub. Nts. due 02/15/14	300,000	295,500
Stone Container Corp.,
7.375% Sr. Nts. due 07/15/14 (a)	100,000	104,750
8.375% Sr. Unsec. Nts. due 07/01/12	500,000	551,250
9.25% Sr. Unsec. Nts. due 02/01/08	50,000	55,625

9.75% Sr. Unsec. Nts. due 02/01/11	$100,000	$110,750
Tekni-Plex, Inc.,
8.75% Sr. Sec. Nts. due 11/15/13 (a)	263,000	249,850
12.75% Sr. Sub. Nts., Series B due 06/15/10	100,000	83,500
Pharmaceuticals - .12%
Sybron Dental Specialties, Inc.,
8.125% Unsec. Sub. Nts. due 06/15/12 (f)	150,000	162,375
Valeant Pharmaceuticals International,
7.00% Sr. Nts. due 12/15/11	150,000	151,875
Pipelines - 1.75%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
8.875% Sr. Unsec. Nts. due 05/20/11	200,000	220,500
Dynegy Holdings, Inc.,
6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	175,000	166,688
8.75% Sr. Nts. due 02/15/12	813,000	845,520
10.125% Sr. Sec. Nts. due 07/15/13 (a)	200,000	230,000
El Paso Corp.,
7.875% Sr. Unsec. Nts. due 06/15/12	463,000	459,528
El Paso Production Holding Co.,
7.75% Sr. Nts. due 06/01/13	625,000	626,563
Enterprise Products Operating, LP,
5.60% Sr. Nts. due 10/15/14 (a)	150,000	151,140
GulfTerra Energy Partner LP,
8.50% Sr. Unsec. Sub. Nts., Series B due 06/01/10	37,000	43,059
10.625% Sr. Unsec. Sub. Nts. due 12/01/12 (f)	67,000	84,085
Southern Natural Gas Co.,
8.00% Sr. Unsec. Unsub. Nts. due 03/01/32	200,000	206,500
Tennessee Gas Pipeline Co.,
7.50% Unsec. Nts. due 04/01/17	750,000	778,125
Williams Cos., Inc. (The),
7.125% Nts. due 09/01/11	400,000	439,000
7.625% Nts. due 07/15/19	300,000	328,500
REITS - .43%
Felcor Lodging LP,
9.00% Sr. Nts. due 06/01/11	213,000	234,300
Host Marriott LP,
9.50% Sr. Nts. due 01/15/07	100,000	110,750
La Quinta Properties, Inc.,
7.00% Sr. Nts. due 08/15/12 (a)	75,000	79,031
MeriStar Hospitality Corp.,
9.125% Sr. Unsec. Nts. due 01/15/11	663,000	694,493
Retail - .72%
Apcoa, Inc.,
9.25% Sr. Unsec. Sub. Nts. due 03/15/08 (f)	50,000	44,500
Asbury Automotive Group, Inc.,
9.00% Sr. Sub. Nts. due 06/15/12	100,000	105,500
AutoNation, Inc.,
9.00% Sr. Unsec. Nts. due 08/01/08	200,000	230,000
Eye Care Centers of America, Inc.,
9.125% Sr. Unsec. Sub. Nts. due 05/01/08 (f)	125,000	125,000
Finlay Fine Jewelry Corp.,
8.375% Sr. Nts. due 06/01/12 (a)	200,000	215,000
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts. due 03/15/11	100,000	107,000
Jean Coutu Group, Inc.,
7.625% Sr. Nts. due 08/01/12 (a)	100,000	101,750
8.50% Sr. Sub. Nts. due 08/01/14 (a)	200,000	198,500
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts. due 11/01/11	50,000	58,000
Remington Arms Company,
10.50% Sr. Sub. Nts. due 02/01/11	50,000	47,500
Rent-A-Center,
7.50% Sr. Sub. Nts., Series B due 05/01/10	50,000	51,750

Rite Aid Corp.,
8.125% Sr. Sec. Nts. due 05/01/10	$150,000	$157,500
9.50% Sr. Sec. Nts. due 02/15/11	50,000	55,000
Saks, Inc.,
8.25% Sr. Unsec. Nts. due 11/15/08	300,000	330,000
9.875% Unsec. Nts. due 10/01/11	50,000	59,500
Savings & Loans - .09%
Western Financial Bank,
9.625% Unsec. Sub. Nts. due 05/15/12	200,000	226,000
Semiconductors - .30%
AMI Semiconductor, Inc.,
10.75% Sr. Sub. Nts. due 02/01/13 (f)	98,000	114,170
Amkor Technology, Inc.,
7.75% Sr. Nts. due 05/15/13	200,000	164,000
9.25% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	93,000
ChipPAC International Co. Ltd.,
12.75% Sr. Unsec. Sub. Nts., Series B due 08/01/09 (f)	200,000	212,750
Freescale Semiconductor, Inc.,
7.125% Sr. Nts. due 07/15/14 (a)	200,000	208,000
Shipbuilding - .00%
Millenium Seacarriers, Inc.,
12.00% Sr. Sec. Nts. due 07/15/05 (r) (m) (b) (f)	100,000	2,410
Software - .04%
NDCHealth Corp.,
10.50% Sr. Unsec. Sub. Nts. due 12/01/12	100,000	109,250
Telecommunications - 3.52%
360networks, Inc.,
13.00% Sr. Unsec. Nts. due 05/01/08 (EUR) (r) (m) (b) (f)	50,000	—
American Cellular Corp.,
10.00% Sr. Nts., Series B due 08/01/11	375,000	303,750
American Color Graphics,
10.00% Sr. Sec. Nts. due 06/15/10	50,000	38,500
American Tower Corp.,
7.50% Sr. Nts. due 05/01/12	200,000	204,000
9.375% Sr. Nts. due 02/01/09	229,000	242,740
American Tower Escrow Corp.,
Zero Coupon Unsec. Disc. Nts. due 08/01/08 (b)	200,000	149,000
CellNet Data Systems, Inc.,
14.00% Sr. Unsec. Disc. Nts. due 10/01/07 (r) (b)	45,000	—
Centennial Cellular Operating Co./Centennial Communications Corp.,
10.125% Gtd. Sr. Nts. due 06/15/13	450,000	473,625
COLO.com, Inc.,
13.875% Sr. Nts. due 03/15/10 (r) (a) (b) (f)	41,646	4
Crown Castle International Corp.,
7.50% Sr. Nts. due 12/01/13	150,000	157,125
10.75% Sr. Unsec. Nts. due 08/01/11	500,000	556,250
Dobson Communications Corp.,
8.875% Sr. Nts. due 10/01/13	363,000	234,135
10.875% Sr. Unsec. Nts. due 07/01/10	100,000	72,000
Focal Communications Corp., Escrow Shares,
11.875% Sr. Unsec. Nts. due 01/15/10 (f)	10,000	—
12.125% Sr. Unsec. Disc. Nts. due 02/15/08 (f)	20,000	—
Hyperion Telecommunications, Inc., Escrow Shares,
12.00% Nts. due 11/01/07 (f)	50,000	—
Insight Midwest LP/Insight Capital, Inc.,
9.75% Sr. Nts. due 10/01/09	100,000	104,500
Leap Wireless International, Inc., Escrow Shares,
Zero Coupon due 04/01/27 (m) (b) (f)	300,000	9,750
MCI, Inc.,
5.908% Sr. Unsec. Nts. due 05/01/07	117,000	115,976
6.688% Sr. Unsec. Nts. due 05/01/09	17,000	16,384
7.735% Sr. Unsec. Nts. due 05/01/14	14,000	13,265
Metromedia Fiber Network, Inc.,
10.00% Sr. Unsec. Nts., Series B due 11/15/08 (r) (b) (f)	150,000	—

Nextel Communications, Inc.,
7.375% Unsec. Bond due 08/01/15	$840,000	$903,000
9.50% Sr. Nts. due 02/01/11	200,000	227,000
Nextel Partners, Inc.,
12.50% Sr. Unsec. Nts. due 11/15/09 (f)	137,000	158,235
Nextlink Communications, Inc., Escrow Shares,
9.00% Sr. Unsec. Nts. due 03/15/08 (b) (f)	100,000	—
10.75% Sr. Unsec. Nts. due 11/15/08 (b) (f)	50,000	—
12.25% Sr. Unsec. Disc. Nts. due 06/01/09 (b) (f)	150,000	—
Orbcomm Global LP, Escrow Shares,
14.00% Sr. Nts. due 08/15/05 (b) (f)	75,000	—
Orion Network Systems, Inc.,
12.50% Sr. Disc. Nts. due 01/15/07 (r) (b) (f)	200,000	97,000
PanAmSat Corp.,
9.00% Sr. Nts. due 08/15/14 (a)	250,000	260,000
Qwest Capital Funding, Inc.,
7.90% Unsec. Nts. due 08/15/10	13,000	11,993
Qwest Corp.,
9.125% Unsec. Unsub. Nts. due 03/15/12 (a)	600,000	660,000
Qwest Services Corp.,
13.50% Sr. Sec. Sub. Nts. due 12/15/10 (a)	900,000	1,050,750
Rural Cellular Corp.,
8.25% Sr. Sec. Nts. due 03/15/12 (a)	150,000	152,625
9.625% Sr. Sub. Nts., Series B due 05/15/08	50,000	46,250
9.75% Sr. Sub. Nts. due 01/15/10	313,000	272,310
9.875% Sr. Nts. due 02/01/10	100,000	99,000
SBA Communications Corp.,
10.25% Sr. Unsec. Nts. due 02/01/09	400,000	428,000
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts. due 12/15/11 (d)	363,000	294,030
Telus Corp.,
7.50% Nts. due 06/01/07	350,000	383,795
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Sub. Nts. due 02/01/11	300,000	288,000
Triton PCS, Inc.,
8.50% Sr. Nts. due 06/01/13	200,000	181,500
8.75% Sr. Unsec. Sub. Nts. due 11/15/11	113,000	76,840
UbiquiTel Operating Co.,
9.875% Sr. Nts. due 03/01/11	300,000	312,375
US Unwired, Inc.,
10.00% Sr. Sec. Nts. due 06/15/12	125,000	129,688
0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B due 11/01/09 (d) (f)	300,000	309,750
VoiceStream Wireless Corp.,
10.375% Sr. Unsec. Nts. due 11/15/09	377	400
Western Wireless Corp.,
9.25% Sr. Nts. due 07/15/13	163,000	166,260
Textiles - .24%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 02/15/10	175,000	185,500
INVISTA,
9.25% Sr. Nts. due 05/01/12 (a)	400,000	427,000
Transportation - .25%
CP Ships Ltd.,
10.375% Sr. Unsec. Nts. due 07/15/12	150,000	171,750
Horizon Lines, LLC,
9.00% Nts. due 11/01/12 (a)	100,000	105,500
Hornbeck-Leevac Marine Services, Inc.,
10.625% Sr. Nts. due 08/01/08	250,000	275,625
Navigator Gas Transport PLC,
10.50% First Priority Ship Mtg. Nts. due 06/30/07 (r) (a) (b) (f)	25,000	16,250
Petroleum Helicopters, Inc.,
9.375% Sr. Nts. due 05/01/09	75,000	80,625

Total Corporate Bonds and Notes (cost: $90,537,420)		93,525,473

	shares	value (note 1)

Common Stocks - 1.42%
AboveNet, Inc. (b)	140	$3,360
ACE Ltd.	1,300	52,078
Aetna, Inc.	500	49,965
Alamosa Delaware, Inc.	200,000	202,500
Allstate Corp.	1,100	52,789
Amerada Hess Corp.	600	53,400
Anadarko Petroleum Corp.	800	53,088
Apache Corp.	1,100	55,121
Ashland, Inc.	900	50,472
Atlas Air Worldwide Holdings, Inc. (b)	407	7,530
Aurora Foods, Inc., Equity Trust Interests (f)	56	73,061
Autodesk, Inc.	1,100	53,493
Bear Stearns Cos. (The), Inc.	600	57,702
Black & Decker Corp.	700	54,208
Boeing Co. (The)	1,000	51,620
Burlington Northern Santa Fe Corp.	1,400	53,634
Burlington Resources, Inc.	1,400	57,120
Calpine Corp. (b)	13,800	40,020
Centerpoint Energy, Inc.	4,800	49,728
Centex Corp.	1,000	50,460
Charles River Labs (b)	760	34,808
Chesapeake Energy Corp. (b)	66	1,045
ChevronTexaco Corp.	1,000	53,640
Cigna Corp.	800	55,704
Classic Holdco LLC (b) (f)	66	—
ConocoPhillips	700	57,995
Conseco, Inc. (b)	4,662	82,331
Corvis Corp. (b)	1,325	1,060
Countrywide Financial Corp.	1,400	55,146
Covad Communications Group, Inc. (b)	4,132	6,942
Cummins, Inc.	700	51,723
Devon Energy Corp.	800	56,808
Dillard’s, Inc. - Class A	2,500	49,350
Dobson Communications Corp. - Class A (m) (b) (f)	6,436	6,848
DTE Energy Co.	1,300	54,847
Dynegy, Inc. - Class A (b)	12,000	59,880
Eog Resources Inc.	800	52,680
Equinix, Inc. (b)	795	24,462
Ford Motor Co.	3,700	51,985
Freddie Mac	800	52,192
General Motors Corp.	1,200	50,976
ICO Global Communication Holdings Ltd. (b)	3,007	631
Janus Capital Group, Inc.	3,700	50,357
JC Penney Co., Inc.	1,400	49,392
KB Home	700	59,143
Lincoln National Corp.	1,100	51,700
Marathon Oil Corp.	1,400	57,792
MCI, Inc.	407	6,817
Metlife, Inc.	1,400	54,110
Metrocall Holdings, Inc. (b)	225	14,591
Microcell Telecommunications, Inc. - Class A (b)	2	56
Norfolk Southern Corp.	1,800	53,532
NTL, Inc. (b)	3,845	238,659
Nucor Corp.	600	54,822
Occidental Petroleum Corp.	1,000	55,930
OpTel, Inc. (a) (b)	85	—
Orbital Sciences Corp. (b)	279	3,186
Paxson Communications Corp., Escrow Shares (b)	46,273	—
PG&E Corp. (b)	1,700	51,680
Pinnacle West Capital Corp.	1,200	49,800

Pioneer Cos., Inc. (b)	1,786	$26,790
Prandium, Inc. (b)	3,625	109
Price Communications Corp. (b)	1,421	21,670
Providian Financial Corp. (b)	3,400	52,836
Prudential Financial, Inc.	1,100	51,744
Pulte Homes, Inc.	800	49,096
Purina Mills, Inc., Escrow Shares (b) (f)	50,000	—
Ryder System, Inc.	1,100	51,744
Safeco Corp.	1,100	50,215
Sears, Roebuck & Co.	1,300	51,805
Sempra Energy	1,400	50,666
Southern Pacific Funding Corp., Liquidating Trust (m) (b) (f)	52,418	—
Sterling Chemicals, Inc. (b) (f)	266	6,118
Sunoco, Inc.	800	59,184
Telewest Global, Inc. (b)	5,680	66,002
TVMAX Holdings, Inc. (b) (f)	250	688
TXU Corp.	1,100	52,712
UnitedGlobalCom, Inc. - Class A (b)	19,855	148,317
Valero Energy Corp.	700	56,147
Viatel Holding Ltd. (Bermuda) (b) (f)	451	271
Viatel, Inc. (b)	401	—
Western Forest Products, Inc. (b)	8,485	67,232
WRC Media Corp. (a) (b) (f)	270	5
XO Communications, Inc. (b)	255	806

Total Common Stocks (cost: $5,024,764)		3,698,126

	shares	value (note 1)
Preferred Stocks - .17%
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 (b)	100,000	109,250
Dobson Communications Corp., 6.00% Cvt. Series F, Non-Vtg. (a) (b)	100	2,775
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. (b) (f) (h)	620	—
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. (b) (f)	10	90,000
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. (b) (h)	43	—
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. (b) (f)	1,209	12
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. (b) (h)	500	37,500
PTV, Inc., 10.00% Cum., Series A, Non-Vtg.	4	20
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg. (b) (f) (h)	55	45,925
Sovereign Real Estate Investment Trust, 12.00% Non-Cum., Series A (a) (b) (f)	114,000	167,580

Total Preferred Stocks (cost: $561,175)		453,062

	face amount or units (j)	value (note 1)

Rights, Warrants and Certificates - .03%
AboveNet, Inc. Wts., Exp. 09/08/08 (m) (b) (f)	59	457
AboveNet, Inc. Wts., Exp. 09/08/10 (m) (b) (f)	69	549
American Tower Corp. Wts., Exp. 08/01/08 (a) (b) (f)	200	37,600
ASAT Finance LLC Wts., Exp. 11/01/06 (m) (a) (b) (f)	50	—
Chesapeake Energy Corp. Wts., Exp. 05/01/05 (b) (f)	828	—
Chesapeake Energy Corp. Wts., Exp. 05/01/05 (m) (b) (f)	189	672
COLO.com, Inc. Wts., Exp. 03/15/10 (a) (b) (f)	50	—
Convergent Communications, Inc. Wts., Exp. 04/01/08 (a) (b) (f)	100	1
Equinix, Inc. Wts., Exp. 12/01/07 (a) (b) (i)	50	—
Grove Investors, Inc., Tranche A Wts., Exp. 09/14/08 (b)	124	—

Grove Investors, Inc., Tranche B Wts., Exp. 09/14/08 (b)	124	$—
HF Holdings, Inc. Wts., Exp. 09/27/09 (b) (f)	361	4
Horizon PCS, Inc. Wts., Exp. 10/01/10 (m) (a) (b) (f)	200	—
Huntsman LLC Wts., Exp. 05/15/11 (a) (b) (f)	100	23,000
ICO Global Communication Holdings Ltd. Wts., Exp. 05/16/06 (b) (f)	755	4
Insilco Corp. Wts., Exp. 08/15/07 (b) (f)	20	—
Leap Wireless International, Inc. Wts., Exp. 04/15/10 (m) (b) (f)	618	13,596
Long Distance International, Inc. Wts., Exp. 04/15/08 (m) (b) (f)	50	—
Loral Space & Communications Ltd. Wts., Exp. 01/15/07 (b) (f)	100	1
Millenium Seacarriers, Inc. Wts., Exp. 07/15/05 (b) (f)	100	1
Ntelos, Inc. Wts., Exp. 08/15/10 (b) (f)	50	—
Pathmark Stores, Inc. Wts., Exp. 09/19/10 (b)	970	242
PLD Telekom, Inc. Wts., Exp. 06/01/06 (b)	50	—
Price Communications Corp. Wts., Exp. 08/01/07 (b)	516	—
Sterling Chemicals, Inc. Wts., Exp. 12/31/07 (b) (f)	429	622
Venezuela (Republic of) Oil-Linked Payment Obligation Wts., Exp. 4/15/2020 (b)	2,800	—
Verado Holdings, Inc., Cl. B Wts., Exp. 04/15/08 (m) (b) (f)	75	46
XO Communications, Inc., Cl. A Wts., Exp. 01/16/10 (b)	508	422
XO Communications, Inc., Cl. B Wts., Exp. 01/16/10 (b)	380	228
XO Communications, Inc., Cl. C Wts., Exp. 01/16/10 (b)	380	141

Total Rights, Warrants and Certificates (cost: $59,868)		77,586

	face amount or units (j)	value (note 1)

Structured Instruments - 2.53%
Aries Vermoegensverwaltungs GmbH Credit Linked Nts.,
7.75% due 10/25/09 (a) (f) (EUR)	$250,000	328,878
Citigroup Global Markets Holdings, Inc.,
Brazilian Real Unsec. Linked Nts., 0.93% due 01/14/05	972,711	1,019,790
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 03/15/07	826,805	896,257
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12	348,809	305,906
Colombia (Republic of) Unsec. Credit Linked Nts., Series B 15.00% due 04/26/12 (COP)	405,000,000	175,271
Peruvian Sol Unsec. Linked Nts. 1.466% due 01/14/05	591,954	612,909
Credit Suisse First Boston Corp.,
US Dollar/South African Rand Linked Nts., Series FBI43, 1.196% due 05/23/22 (c)	245,000	237,380
Credit Suisse First Boston Corp. (Cayman), Russia (Government of) Linked Nts., Series 24, 15.00% due 09/02/05 (RUB)	12,300,000	455,221
Credit Suisse First Boston Corp. (Cayman), Russia (Government of) Linked Bonds,
Series 24, 15.00% due 09/02/05 (RUB)	564,000	20,564
Series 26, 15.00% due 11/03/05 (RUB)	572,000	20,250
Credit Suisse First Boston Corp. (Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EM 868, Zero Coupon due 08/25/05 (c)	745,000	598,787
Credit Suisse First Boston, Corp. (Nassau Branch), Turkey (Republic of) Credit Linked Nts.,
Series EM872, 23.57% due 10/20/05 (c)	130,000	137,076
Deutsche Bank AG, Moscow (City of) Linked Nts.,
10.00% due 05/27/05 (RUB)	6,595,000	232,358
Lehman Brothers International,
Turkey (Republic of) Treasury Bills Linked Nts., Zero Coupon due 05/25/05	506,036	434,634
Turkey (Republic of) Treasury Bills Total Return Linked Nts., Zero Coupon due 08/24/05	475,000	335,350

UBS AG, OAO Gazprom III Credit Nts.,
Zero Coupon due 07/05/06 (b)	$760,000	$789,882

Total Structured Instruments (cost: $6,433,241)		6,600,513

	date	strike	contracts/face subject to call (put)	value (note 1)

Options Purchased - .00%
Japanese Yen Put	10/04	111.55 JPY	925,000,000	46

Total Options Purchased (cost: $60,365)				46

	face amount	value (note 1)

Short-Term Investments - 5.03%

Triparty Repurchase Agreement dated September 30, 2004 with Investors Bank & Trust Co., effective yield of 1.22%, due October 1, 2004, collateralized by U.S. Treasury Bonds, 1.75%, December 31, 2004, with a value of $13,419,238	$13,154,586	13,154,586

Total Short-Term Investments (cost: $13,154,586)		13,154,586

Total Securities (cost: $279,612,669) - 108.66%		284,016,220
Other Assets and Liabilities, Net - (8.66)%		(22,640,563)
Net Assets - 100.00%		$261,375,657

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas U.S. Government and Mortgage Securities Fund

	face amount	value (note 1)
Mortgage-Backed Obligations - 31.82%
Government - Sponsored Enterprises - 31.40%
Fannie Mae,
5.50% due 07/01/31-09/01/32	$11,841,272	$12,037,762
6.00% due 02/01/29-10/01/32	45,174,560	46,818,796
6.50% due 06/01/23-08/01/32	23,795,827	24,983,912
7.00% due 10/01/23-07/01/31	3,852,076	4,091,629
7.50% due 12/01/17-01/01/30	1,809,230	1,942,399
8.00% due 12/01/24-02/01/28	2,397,172	2,623,219
8.50% due 08/01/14-03/01/27	709,816	779,231
9.00% due 06/01/21-04/01/25	475,432	532,585
9.50% due 10/01/20-11/01/20	5,046	5,710
Freddie Mac,
6.50% due 02/01/31	160,911	168,900
7.00% due 12/01/23-05/01/29	557,600	593,167
7.50% due 02/01/23-05/01/24	1,381,698	1,489,494
8.00% due 06/01/24-11/01/26	510,558	558,405
8.50% due 10/01/21-08/01/26	182,644	201,152
9.00% due 01/01/17-10/01/24	274,154	308,244
9.50% due 09/01/16-06/01/21	107,429	121,178
10.00% due 08/01/17-08/01/20	7,374	8,287
10.50% due 12/01/18-05/01/20	20,810	23,457
U.S. Government Agencies - .42%
Government National Mortgage Association,
7.50% due 10/15/22-03/15/24	1,012,952	1,096,518
8.00% due 04/15/23-06/15/25	176,984	194,545
8.50% due 07/15/16	2,757	3,049
Total Mortgage-Backed Obligations (cost: $94,306,917)		98,581,639

	face amount	value (note 1)
Collateralized Mortgage Obligations - 57.64%
Fannie Mae Floating Collateralized Mortgage Obligation,
1.915% due 06/25/30	5,702,856	5,676,778
2.11% due 05/15/22	12,007,366	12,049,794
2.11% due 11/15/32	5,202,692	5,203,944
2.16% due 10/15/32	4,639,566	4,640,671
2.19% due 03/25/17	5,131,111	5,136,859
2.19% due 03/25/17	9,775,096	9,788,028
2.24% due 06/25/15	5,000,000	5,004,967
2.25% due 04/15/16	10,453,547	10,386,689
2.25% due 03/15/22	10,090,494	9,934,743
2.26% due 03/15/32	1,279,522	1,285,048
2.29% due 03/25/33	518,347	516,070
2.75% due 06/15/18	10,957,721	10,952,545
3.801% due 04/25/23	198,865	199,050
4.00% due 12/15/12	3,693,655	3,704,374

6.50% due 08/15/28	$1,513,596	$1,579,415
6.50% due 12/20/28	1,419,116	1,489,498
Freddie Mac Floating Collateralized Mortgage Obligation,
2.00% due 04/15/22	12,837,997	12,562,832
3.00% due 08/15/12	8,625,818	8,582,830
3.00% due 09/15/22	15,000,000	14,841,376
3.00% due 02/15/23	17,921,400	17,756,502
4.00% due 05/15/11	15,314,516	15,257,306
6.50% due 04/15/28	819,802	853,187
6.50% due 05/15/28	823,520	859,313
6.50% due 07/15/28	2,936,768	3,031,420
GNMA Floating Collateralized Mortgage Obligation,
2.179% due 10/16/29	5,167,367	5,180,795
3.75% due 10/20/26	9,741,573	9,772,990
5.50% due 04/20/31	473,210	478,643
6.50% due 09/20/28	1,730,710	1,813,292
Total Collateralized Mortgage Obligations (cost: $179,526,330)		178,538,959

	shares or face amount	value (note 1)

Short-Term Investments - 10.46%

Repurchase Agreement dated September 30, 2004 with Lehman Brothers, Inc., effective yield of 1.80%, due October 1, 2004, collateralized by FNMAs, 3.89-6.03%, February 1, 2012-May 1, 2034 with a value of $33,033,427	$32,387,000	32,387,000
Total Short-Term Investments (cost: $32,387,000)		32,387,000

Total Securities (cost: $306,220,247) - 99.92%		309,507,598
Other Assets and Liabilities, Net - .08%		253,983
Net Assets - 100.00%		$309,761,581

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas California Municipal Money Fund

	face amount	value (note 1)

Commercial Paper - 16.00%
General Obligations - 16.00%
Municipal Improvement Corp. of Los Angeles,
1.20% due 11/08/04	$1,100,000	$1,100,000
State Infrastructure and Economic Development Bank, Salvation Army,
1.02% due 11/17/04	200,000	200,000
State University,
1.12% due 10/15/04	1,600,000	1,600,000
Transmission Agency of Northern California,
1.12% due 11/09/04	750,000	750,000
Total Commercial Paper (cost: $3,650,000)		3,650,000

	face amount	value (note 1)
Fixed Rate Bonds and Notes - 7.67%
Bay Area Government Association, Rapid Transit, Series A, AMBAC Insured,
3.50% due 06/15/05	130,000	131,759
Freemont, Tax and Revenue Anticipation Notes,
3.00% due 10/06/05	400,000	405,536
Los Angeles, Unified School District, Tax and Revenue Anticipation Notes, Series A,
3.00% due 09/01/05	200,000	202,730
Metropolitan Water District Southern California Waterworks Revenue, Series B,
3.375% due 03/01/05	500,000	504,381
State Department of Water Resources, Central Valley Project Revenue, Series J-2,
5.80% due 12/01/04	500,000	503,794
Total Fixed Rate Bonds and Notes (cost: $1,748,200)		1,748,200

	face amount	value (note 1)
Variable Rate Demand Notes * - 78.82%
Alameda County, Industrial Development Authority Revenue, Tool Family Partnership, Series A, AMT,
1.55% due 07/01/27	800,000	800,000
Concord Multi-Family Mortgage Revenue,
1.72% due 07/15/18	800,000	800,000
Fresno Sewer Revenue, Sub. Lien, Series A, FGIC Insured,
1.72% due 09/01/25	1,000,000	1,000,000
Grant, Joint Union High School District, Bridge Funding Program, FSA Insured,
1.50% due 07/01/37	300,000	300,000
Irvine Improvement Board Act of 1915, Assessment District 97-16,
1.73% due 09/02/22	100,000	100,000
Irvine, Unified School District 03-1,
1.73% due 09/01/39	300,000	300,000

Los Angeles, Community Development, Willowbrook Project,
1.39% due 11/01/15	$800,000	$800,000
Los Angeles, Department of Airports, LA International Airport, Series C1,
1.15% due 05/15/20	250,000	250,000
Oakland, COP, Capital Equipment Project,
1.68% due 12/01/15	500,000	500,000
Orange County Improvement Bond Act of 1915, Assessment District No. 01-1, Series A,
1.73% due 09/02/33	1,400,000	1,400,000
Orange County, Apartment Development Revenue,
Aliso Creek Project, Series B, 1.67% due 11/01/22	1,900,000	1,900,000
Riverside County Housing Authority, Multi-Family Housing Mortgage Revenue, Mountian View Apartments, Series A,
1.51% due 08/01/25	675,000	675,000
San Francisco, City and County Redevelopment Agency, Multi-Family Revenue, Fillmore Center Project B-1,
1.71% due 12/01/17	1,900,000	1,900,000
State Department of Water Resources, Power Supply Revenue,
Series B-3, 1.77% due 05/01/22	800,000	800,000
Series B-6, 1.73% due 05/01/22	500,000	500,000
Series C-12, 1.70% due 05/01/22	600,000	600,000
State Health Facilities Financing Authority Revenue,
Adventist Health System, Series B, 1.71% due 09/01/25	400,000	400,000
Catholic Healthcare, Series B, MBIA Insured, 1.53% due 07/01/16	800,000	800,000
Scripps Memorial Hospital, Series B, MBIA Insured, 1.60% due 10/01/21	300,000	300,000
State Pollution Control Financing Authority, Pollution Control Revenue,
Pacific Gas & Electric Corp., Series C, 1.74% due 11/01/26	600,000	600,000
State University Financing Authority Revenue, Rental Housing,
1.60% due 08/01/31	400,000	400,000
State, General Obligation,
Series C-7, 1.72% due 07/01/23	600,000	600,000
Statewide Communities Development Authority,
John Muir/Mt. Diablo Health, COP, AMBAC Insured, 1.62% due 08/15/27	900,000	900,000
Pollution Control Revenue, Chevron USA, Inc. Project, 1.71% due 05/15/24	100,000	100,000
Robert Louis Stevenson Development, 1.72% due 01/01/31	1,250,000	1,250,000
Total Variable Rate Demand Notes * (cost: $17,975,000)		17,975,000
Total Securities (cost: $23,373,200) - 102.49%		23,373,200
Other Assets and Liabilities, Net - (2.49)%		(567,464)
Net Assets - 100.00%		$22,805,736

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas Money Market Fund

	face amount	value (note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 93.12%
Fannie Mae,
1.46% - 1.83% due 10/01/04 - 12/01/04	$34,438,000	$34,397,733
Federal Home Loan Bank,
1.66% - 1.76% due 10/08/04 - 11/12/04	2,962,000	2,960,330
Freddie Mac,
1.37% - 1.82% due 10/05/04 - 12/02/04	21,644,000	21,616,437

Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $58,974,500)		58,974,500

	face amount	value (note 1)

Commercial Paper - 6.96%
Diversified Financial Services - 6.96%
Citicorp,
1.68% due 10/22/04	2,000,000	1,998,040
General Electric Capital Corp.,
1.75% due 11/02/04	914,000	912,578
1.76% due 10/21/04	1,500,000	1,498,533
Total Commercial Paper (cost: $4,409,151)		4,409,151
Total Securities (cost: $63,383,651) - 100.08%		63,383,651
Other Assets and Liabilities, Net - (.08)%		(48,569)
Net Assets - 100.00%		$63,335,082

The accompanying notes are an integral part of these statements of investments.

Statements of Investments in Securities and Net Assets	September 30, 2004 (unaudited)

Atlas U.S. Treasury Money Fund

	face amount	value (note 1)
U.S. Government Obligations - 100.04%
U.S. Treasury Bills,
1.27% - 1.61% due 10/07/04 - 12/09/04	$21,215,000	$21,177,593
Total U.S. Government Obligations (cost: $21,177,593)		21,177,593
Total Securities (cost: $21,177,593) - 100.04%		21,177,593
Other Assets and Liabilities, Net - (.04)%		(8,666)
Net Assets - 100.00%		$21,168,927

The accompanying notes are an integral part of these statements of investments.

*                 Variable rate demand notes are tax-exempt obligations which contain a floating or variable interest rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates.  The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

(a)          Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, the value of these securities amounted to $197,994 or 0.10% of net assets in the Global Growth Fund and $24,807,214 or 9.49% of net assets in the Strategic Income Fund.

(b)         Non-income producing security.

(c)          Represents the current interest rate for a variable rate security.

(d)         Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(e)          Represents the current interest rate for an increasing rate security.

(f)            Identifies issues considered to be illiquid.

(g)         Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).

(h)         Interest or dividend is paid in kind.

(i)             Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future.  For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)             Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARS - Argentine Peso
AUD - Australian Dollar
CAD - Canadian Dollar
COP - Colombia Pesos
DEM - German Mark
DKK - Danish Krona
EUR - Euro
FRF - French Franc
GBP - British Pound
HUF - Hungary Forint
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollars
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
USD - United States Dollar

(k)        Securities in Strategic Income with an aggregate market value of $527,814 are held in collateralized accounts to cover intitial margin requirements for open futures purchases and sales contracts.

(l)           A sufficient amount of securities has been designated to cover outstanding forward currency exchange contracts.

(m)     Fair-valued security.

(n)       When-issued security to be delivered and settled after September 30, 2004.

(o)       All or part of this security position is on loan at September 30, 2004.  The total value of securities on loan at September 30, 2004 is $3,122,988 for Emerging Growth Fund, $2,840,651 for Global Growth Fund, $3,266,947 for Growth Opportunities Fund and $1,206,646 for Strategic Growth Fund.

(p)       This security was purchased with cash collateral held from securities lending.

(q)       A sufficient amount of securities has been designated to cover outstanding options and swaptions in the Strategic Income Fund, as follows:

Written Options	Number of Options Subject to Call/Put	Expiration Date	Exercise Price/ Strike Price		Premium Received	Market Value (See Note 1)	Unrealized Appreciation (Depreciation)
Japanese Yen Call	925,000,000	10/8/2004	104.40	JPY	$66,360	$24,494	$41,866
New Zealand Dollar Call (f)	450	12/9/2004	6.21	NZD	1,332	2,253	(921)

Written Swaptions	Notional Amount
Deutsche Bank Call Swaption, LIBOR Rate (1) (f)	3,890,000	AUD	11/4/2004	6.00%	18,184	327,883	(309,699)
Lehman Bank Call Swaption, LIBOR Rate (2) (f)	3,145,000	GBP	12/30/2004	5.15%	127,025	127,887	(862)
					$212,901	$482,517	$(269,616)

(1)  An option on an interest swap.  If exercised, the fund will pay the strike rate in order to receive the 6 Month AUD-BBR-BBSW (Australian Financial Markets Association’s bank-bill reference rate).

(2)  An option on an interest swap.  If exercised, the fund will pay the strike rate in order to receive the 6 Month LIBOR (London Interbank Offer Rate).

(r)                                   Issuer is in default.

(s)                    The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

Country	Market Value	Percent

United States	$86,306,716	42.94%
Great Britain	30,326,735	15.09
Japan	16,608,725	8.26
France	14,495,341	7.21
Sweden	8,290,097	4.12
Germany	5,198,233	2.59
Canada	4,332,153	2.16
Netherlands	4,197,848	2.09
Brazil	3,932,194	1.96
Switzerland	3,856,226	1.92
Korea, Republic of (South)	3,664,132	1.82
Hong Kong	3,523,184	1.75
Mexico	3,352,563	1.67
Bermuda	3,225,722	1.60
Taiwan	1,630,783	0.81
India	1,253,385	0.62
Singapore	1,223,472	0.61
Ireland	1,045,710	0.52
Norway	952,480	0.47
Italy	885,568	0.44
Australia	845,881	0.42
Spain	837,688	0.42
Israel	716,220	0.36
Portugal	296,623	0.15
	$200,997,679	100.00%

ADR = American Depository Receipt	FSA = Financial Security Assurance Inc.
AMBAC = AMBAC Indemnity Corporation	GDR = Global Depositary Receipt
AMT = Alternative Minimum Tax	MBIA = Municipal Bond Investors Assurance
COP = Certificate of Participation	MBS = Mortgage-Backed Security
FGIC = Financial Guarantee Insurance Corporation	REIT = Real Estate Investment Trust

ATLAS FUNDS

Notes to Schedules of Investments	September 30, 2004 (unaudited)

1.  Investment Valuation/Other Investment Policies

Atlas Funds (formerly known as Atlas Assets, Inc.), a Delaware business trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended, offering sixteen portfolios. The Trust currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Fund of Funds, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund (a “Fund”, or collectively, the “Funds”).  All Funds are diversified with the exception of the Atlas Fund of Funds, the Atlas California Municipal Bond Fund and the Atlas California Municipal Money Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a “feeder” fund in a “master-feeder” structure.  As such, the Fund invests all of its assets in a separate mutual fund known as the “Master Portfolio”. The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund’s investment value in the Master Portfolio, which reflects the Fund’s ownership in the net assets of the Master Portfolio, is 4.60% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The Master Portfolio Schedule of Investments is included elsewhere in this report and should be read in conjunction with the Statement of Investments in Securities and Net Assets of the Atlas S&P 500 Index Fund.

a.                                       Investment Valuation: Bond Fund securities are valued by pricing services. Valuations of portfolio securities furnished by the pricing services are based upon a computerized matrix system and/or appraisals, in each case, in reliance upon information concerning market transactions and quotations from recognized securities dealers. Securities for which quotations are readily available are valued based upon those quotations.  Securities for which quotations are not readily available (which constitute the majority of the Bond Funds’ securities) are valued at their fair value based upon the information supplied by the pricing services. The methods used by the pricing services and the quality of valuations so established is reviewed by the Trust’s officers under the general supervision of the Trustees of the Trust. There are a number of pricing services available and the Trustees, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Money Fund securities have a remaining maturity of 13 months or less and their entire portfolios have a weighted average maturity of 90 days or less.  As such, all of the Money Fund securities are valued at amortized cost, which approximates value.  If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the bid price.

Stock Fund securities listed or traded on an exchange are valued at the last sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day.  Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Funds’ securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Foreign securities whose values have been materially affected by what Atlas Advisers, Inc., the investment adviser to Atlas Funds, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective foreign exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Atlas Fund of Funds’ investments are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock exchange (generally 4:00 p.m. eastern time) on each day the Exchange is open.

b.                                      Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities.  The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of September 30, 2004, the Atlas Strategic Income Fund holds securities in default with an aggregate market value of $772,768, representing 0.30% of the Fund’s net assets.

c.                                       Municipal Bonds or Notes with “Puts”: The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a “put”.  In determining the weighted average maturity of the Money Funds’ portfolios, municipal bonds and notes as to which the Funds hold a put will be deemed to mature on the last day on which the put may be exercisable.

d.                                      Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand.  The maturity of these instruments for purposes of calculating the portfolio’s weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

e.                                       To-Be-Announced Securities: The Funds may trade portfolio securities on a “to-be-announced” (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.  These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.  Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of September 30, 2004 amounted to $26,547,114 for the Atlas Strategic Income Fund.

f.                                         Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates.  A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.  Securities are held in segregated accounts to cover net exposure on outstanding forward contracts.

The risks associated with forward contracts include the potential default of the other party to the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

g.                                      Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities.  Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements.  Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

h.                                      Structured Notes: The Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in “index-linked” notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2004, the market value of these securities comprised 2.53% of the Fund’s net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities. See the Forward Contracts note.

i.                                          Securities Lending:  The Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income.  The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.  Although the risks associated with lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

2.  Forward Contracts

The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates.  A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

The risks associated with forward contracts include the potential default of the other party to the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward contracts in the Strategic Income Fund to purchase and sell foreign currencies as of September 30, 2004 were as follows:

	Settlement Date	Contract Amount (000’s)		Valuation as of 9/30/04	Unrealized Gain (Loss)

Atlas Strategic Income - Currency:
Contracts to Purchase:
Argentinean Peso	02/02/05	1,360	ARS	$443,611	$(166)
Brazilian Real	12/14/04 - 01/31/05	19,387	BRL	6,539,915	282,751
British Pound Sterling	12/14/04	1,272	GBP	2,289,774	(5,944)
Canadian Dollar	10/14/04	3,610	CAD	2,859,874	48,413
Chilean Peso	12/01/04	215,000	CLP	352,546	11,314
Euro Dollar	12/09/04	3,280	EUR	4,073,560	56,675
Japanese Yen	03/15/05 - 04/01/05	2,828,240	JPY	25,703,378	(1,101,732)
Mexican Peso	10/27/04	700	MXN	61,495	1,246
Polish Zloty	12/27/04	888	PLN	249,386	765
South African Rand	10/25/04	2,860	ZAR	440,660	(943)
Turkish Lira	11/17/04 - 12/22/04	782,193,250	TRL	520,075	28,634
				$43,534,274	(678,987)

Contracts to Sell:
Brazilian Real	01/18/05 - 01/31/05	8,710	BRL	$2,917,164	(250,394)
British Pound Sterling	10/04/04 - 12/14/04	2,950	GBP	5,329,329	(17,926)
Canadian Dollar	10/14/04 - 02/24/05	3,695	CAD	2,927,078	(89,174)
Chilean Peso	12/01/04	215,000	CLP	352,546	1,480
Euro Dollar	11/16/04 - 12/27/04	21,072	EUR	26,171,382	(496,962)
Japanese Yen	12/22/04 - 04/01/05	1,632,000	JPY	14,831,756	346,090
Mexican Peso	10/26/04 - 10/27/04	6,860	MXN	602,653	(8,374)
Turkish Lira	11/17/04 - 12/22/04	782,193,250	TRL	520,075	(23,645)
				$53,651,983	(538,905)
Net unrealized loss					$(1,217,892)

3.  Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities.  These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker, must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable.  The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts (and related options) involve risks to which the Bond and Stock Funds would otherwise not be subject.  Inherent risks include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of September 30, 2004, the Atlas Strategic Income Fund had outstanding futures contracts to purchase and sell debt securities as follows:

	Expiration Date	Number of Futures Contracts	Valuation	Unrealized Appreciation (Depreciation)

Contracts to Purchase:
Dax Index	12/04	3	$364,319	$(5,764)
Euro-Bundesobligation	12/04	6	862,067	11,204
FTSE 100 Index	12/04	1	83,339	322
Nasdaq 100 Index	12/04	6	850,500	19,508
Nikkei 225 Index	12/04	1	54,275	(1,162)
United Kingdom Long Gilt	12/04	1	194,899	775
U.S. Long Bonds	12/04	81	9,089,719	209,571
U.S. Treasury Notes, 10 Yr.	12/04	13	1,464,125	639
				235,093

Contracts to Sell:
Japan Government Bonds, 10 Yr.	12/04	1	1,253,760	(17,849)
S&P 500 Index	12/04	7	1,951,075	23,258
U.S. Treasury Notes, 2 Yr.	12/04	94	19,856,031	45,054
U.S. Treasury Notes, 5 Yr.	12/04	72	7,974,000	(29,321)
				21,142
Net unrealized gain				$256,235

4.  Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies.  These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

A Fund may sell covered put options and call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase.  The Bond and Stock Funds may also make offsetting transactions to close open positions.

A Fund may write a put option as an alternative to purchasing a security.  A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price.  Writing a call option obligates the Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based on quotations from brokers.

The risk in writing a call option is that the Fund foregoes the opportunity for profit if the value of the underlying security increases and the option is exercised.  The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised.  Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not.  Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Strategic Income Fund for the nine months ended September 30, 2004 were as follows:

	Call Options		Put Options
	Number of Options	Amount of Premiums	Number of Options	Amount of Premiums
Options outstanding at December 31, 2003	3,960,000	$51,645	270,890,000	$58,318
Options written	935,520,450	254,019	295,000,000	41,191
Options closed or expired	(3,485,000)	(41,118)	(565,890,000)	(99,509)
Options exercised	(3,960,000)	(51,645)	0	0
Options outstanding at September 30, 2004	932,035,450 (1)	$212,901	0	$0

(1)   Includes 3,890,000 AUD and 3,145,000 GBP notional amounts of swaption contracts.

5.  Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of September 30, 2004, the Strategic Income Fund had the following open swap agreements:

Atlas Strategic Income Fund Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps

305,000 USD	4/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 Month USD-LIBOR-BBA+3.75% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	$6,804
305,000 USD	10/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 Month USD-LIBOR-BBA+4.00% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	7,504
665,000 USD	5/7/06	Agreement with Deutsche Bank AG dated 5/6/04 to pay 3.95% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Turkey, 11.875% due 1/15/30.	(21,047)
310,000 USD	5/7/09	Agreement with Deutsche Bank AG dated 5/6/04 to receive 5.40% per year times the notional amount. The Fund pays the notional amount upon a default of Republic of Turkey, 11.875% due 1/15/30.	63,072
310,000 USD	6/20/09	Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.61% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Samsung Electronics Co., 5.00% due 2/1/04.	365
310,000 USD	6/20/09	Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.62% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Korea Deposit Insurance, 2.50% due 12/11/05.	366
310,000 USD	6/20/09	Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.63% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Export-Import Bank of Korea, 4.25% due 11/6/08.	367
310,000 USD	6/20/09	Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.63% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Korea Development Bank, 4.25% due 11/13/07.	367
310,000 USD	6/20/09	Agreement with Deutsche Bank AG dated 6/16/04 to pay 0.64% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Korea Electric Power, 4.25% due 9/12/07.	368
1,550,000 USD	6/20/09	Agreement with Deutsche Bank AG dated 6/16/04 to receive 3 Month LIBOR+0.58% per year times the notional amount. The Fund pays the notional amount upon a default of Republic of Korea, 4.25% due 6/1/13.	14,162
285,000 USD	7/25/13	Agreement with Deutsche Bank AG dated 7/24/03 to pay 4.80% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Philippines, 10.625% due 3/16/25.	4,811
1,470,000 USD	8/5/11	Agreement with Deutsche Bank AG dated 7/7/04 to receive 6 Month LIBOR+4.70% per year times the notional amount. The Fund pays the notional amount upon a default of Ukraine and its Successors, Loan Agreement due 7/2/11.	21,906
1,150,000 USD	10/20/09	Agreement with Deutsche Bank AG dated 9/27/04 to pay 4.25% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Bolivarian Republic of Venezuela, 9.25% due 9/15/27.	(15,083)
430,000 USD	10/20/09	Agreement with Deutsche Bank AG dated 9/29/04 to pay 4.10% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Bolivarian Republic of Venezuela, 9.25% due 9/15/27.	49
510,000 USD	9/20/13	Agreement with Deutsche Bank AG dated 9/4/03 to pay 2.08% per year times the notional amount. The Fund receives payment of the notional amount upon a default of United Mexican States, 11.375% due 9/15/16.	(20,305)

320,000 USD	10/9/13	Agreement with JP Morgan dated 10/8/03 to pay 2.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 2.50% due 3/31/30.	7,300
75,000 USD	6/6/06	Agreement with JP Morgan dated 3/8/02 to pay 2.00% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Kingdom of Jordan, 6.00% due 12/23/23.	(790)
155,000 USD	6/20/09	Agreement with JP Morgan dated 5/7/04 to pay 0.77% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Korean Deposit Insurance Corp., 2.50% due 12/11/05.	(2,299)
155,000 USD	6/20/09	Agreement with JP Morgan dated 5/7/04 to pay 0.77% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Samsung Electronics Co., Ltd., FRN due 7/26/04.	(2,307)
155,000 USD	6/20/09	Agreement with JP Morgan dated 5/7/04 to pay 0.79% per year times the notional amount. The Fund receives payment of the notional amount upon a default of The Export-Import Bank of Korea, 4.25% due 11/6/08.	(2,536)
155,000 USD	6/20/09	Agreement with JP Morgan dated 5/7/04 to pay 0.79% per year times the notional amount. The Fund receives payment of the notional amount upon a default of The Korea Development Bank, 5.75% due 9/10/13.	(2,221)
155,000 USD	6/20/09	Agreement with JP Morgan dated 5/7/04 to pay 0.81% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Korea Electric Power Corp., 4.25% due 9/12/07.	(2,283)
1,200,000 USD	8/20/09	Agreement with Lehman Brothers dated 8/6/04 to pay 6.15% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federal Republic of Brazil, 12.25% due 3/6/30.	(95,744)
140,000 USD	10/20/09	Agreement with Lehman Brothers dated 9/23/04 to pay 4.25% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federal Republic of Brazil, 12.25% due 3/6/30.	(15,375)
140,000 USD	3/5/08	Agreement with Lehman Brothers dated 9/8/04 to pay 3.80% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Venezuela, 9.25% due 9/15/27.	(1,377)
810,000 USD	12/2/13	Agreement with Morgan Stanley dated 12/1/03 to pay 0.55% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Hungary, 4.50% due 2/6/13.	(17,754)
530,000 USD	2/20/14	Agreement with Morgan Stanley dated 2/17/04 to pay 7.90% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Bolivarian Republic of Venezuela, 9.25% due 9/15/27.	(106,241)
180,000 USD	6/20/09	Agreement with Morgan Stanley dated 4/28/04 to pay 4.90% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Philippines, 10.625% due 3/16/25.	(3,484)
180,000 USD	6/20/09	Agreement with Morgan Stanley dated 4/29/04 to pay 5.05% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Philippines, 10.625% due 3/16/25.	(4,538)
90,000 USD	6/20/09	Agreement with Morgan Stanley dated 4/30/04 to pay 4.95% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Philippines, 10.625% due 3/16/25.	(1,917)

665,000 USD	5/8/06	Agreement with Morgan Stanley dated 5/7/04 to pay 4.25% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Turkey, 11.875% due 1/15/30.	(23,318)
310,000 USD	5/8/09	Agreement with Morgan Stanley dated 5/7/04 to receive 5.70% per year times the notional amount. The Fund pays the notional amount upon a default of Republic of Turkey, 11.875% due 1/15/30.	28,372
400,000 USD	6/23/09	Agreement with Morgan Stanley dated 6/22/04 to pay 5.45% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Turkey, 11.875% due 1/15/30.	6,056
350,000 USD	9/20/09	Agreement with Morgan Stanley dated 7/1/04 to pay 4.85% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Philippines, 10.625% due 3/16/25.	(2,543)
495,000 USD	8/20/09	Agreement with Morgan Stanley dated 7/30/04 to pay 6.15% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federal Republic of Brazil, 12.25% due 3/6/30.	(35,173)
495,000 USD	8/20/09	Agreement with Morgan Stanley dated 7/30/04 to pay 6.20% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federal Republic of Brazil, 12.25% due 3/6/30.	(36,184)
865,000 USD	8/20/06	Agreement with Morgan Stanley dated 8/18/04 to pay 3.70% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Venezuela, 9.25% due 9/15/27.	(4,421)
575,000 USD	9/20/09	Agreement with Morgan Stanley dated 8/18/04 to pay 5.00% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Venezuela, 9.25% due 9/15/27.	21,705
430,000 USD	8/20/09	Agreement with Morgan Stanley dated 8/18/04 to pay 5.60% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Venezuela, 9.25% due 9/15/27.	(27,346)
1,195,000 USD	6/20/14	Agreement with UBS AG dated 5/21/04 to pay 3.10% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Gazprom OAO.	27,594
575,000 USD	8/20/06	Agreement with UBS AG dated 8/18/04 to pay 3.65% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Bolivarian Republic of Venezuela, 9.25% due 9/15/27.	1,909
290,000 USD	8/20/09	Agreement with UBS AG dated 8/18/04 to pay 5.55% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Bolivarian Republic of Venezuela, 9.25% due 9/15/27.	(1,365)
Interest Rate Swaps
36,475,000 IDR	1/15/09	Agreement with Deutsche Bank AG dated 1/13/04 to receive the notional amount multiplied by the INR-MIBOR-OIS-COMPOUND and to pay the notional amount multiplied by 4.88%.	(243)
1,025,000 USD	3/4/08	Agreement with Deutsche Bank AG dated 2/28/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA and to pay the notional amount multiplied by 3.1025%.	7,817
4,000,000 USD	5/12/14	Agreement with Deutsche Bank AG dated 5/10/04 to receive the notional amount multiplied by 5.32% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	(73,026)
1,955,000 USD	3/10/08	Agreement with JP Morgan dated 3/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.052%.	23,188

725,000 USD	4/30/14	Agreement with JP Morgan dated 4/28/04 to receive the notional amount multiplied by 4.94% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	(10,700)
19,000,000 USD	5/6/09	Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied by 4.0725% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	(163,085)
11,000,000 USD	5/6/14	Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied by 4.985% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	(93,882)
99,000,000 HUF	7/14/08	Agreement with JP Morgan dated 7/10/03 to receive the notional amount multiplied by 7.00% and to pay the notional amount multiplied by the 6 month Floating Rate HUF-BUBOR-REUTERS.	(43,372)
355,000 EUR	7/14/08	Agreement with JP Morgan dated 7/10/03 to receive the notional amount multiplied by the 6 month Floating Rate EUR-EURIBOR-TELERATE and to pay the notional amount multiplied by 3.135%.	846
9,000,000 USD	7/23/09	Agreement with JP Morgan dated 7/21/04 to receive the notional amount multiplied by 4.24% and to pay the notional amount multiplied by the 3 Month Floating Rate USD-LIBOR-BBA.	(157,503)
3,200,000 USD	11/10/05	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.	(890)
5,800,000 USD	11/10/05	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.	8,818
8,200,000 USD	5/13/09	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.82%.	(48,548)
Total Return Swaps
940,000 USD	12/31/04	Agreement with Deutsche Bank AG dated 8/17/04 to receive the notional amount multiplied by the return on the Lehman Brothers Investment Grade CMBS Index and to pay the notional amount multiplied by the 1 Month Floating Rate USD-LIBOR less 0.55%.	3,448
19,150,000 TWD	8/19/09	Agreement with Deutsche Bank AG dated 8/17/04 to receive the notional amount multiplied by the TWD-TELERATE 6165 and to pay the notional amount multiplied by 2.585%.	1,718
			$(777,988)

6.  Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted.  Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days.  A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time.  No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets.  Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.  At September 30, 2004, the value of illiquid securities and the resulting percentage of net assets amounted to $197,994 or 0.10% in Global Growth Fund and $7,467,240 or 2.86% in the Atlas Strategic Income Fund.  The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees. Certain Funds own restricted securities that have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

7.  Unrealized Appreciation/Depreciation - Tax Basis

As of September 30, 2004, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000’s):

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund
Unrealized appreciation	$3,015,721	$6,450,205	$1,982,628	$38,094,451
Unrealized depreciation	$(612,957)	$(477,691)	$(231,386)	$(6,206,042)
Net unrealized appreciation (depreciation)	$2,402,764	$5,972,514	$1,751,242	$31,888,409
Cost of securities for federal income tax purposes	$32,493,366	$42,588,261	$51,398,297	$169,109,270

	Growth Opportunities Fund	Strategic Growth Fund	Value Fund	American Enterprise Bond Fund
Unrealized appreciation	$44,373,138	$10,383,338	$1,802,237	$111,224
Unrealized depreciation	$(13,654,425)	$(3,347,789)	$(412,798)	$(162,648)
Net unrealized appreciation (depreciation)	$30,718,713	$7,035,549	$1,389,439	$(51,424)
Cost of securities for federal income tax purposes	$342,660,899	$69,879,485	$26,644,483	$31,061,748

	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund
Unrealized appreciation	$18,089,077	$6,268,146	$10,031,205	$4,650,325
Unrealized depreciation	$(194,073)	$(63,861)	$(6,080,036)	$(1,362,974)
Net unrealized appreciation (depreciation)	$17,895,004	$6,204,285	$3,951,169	$3,287,351
Cost of securities for federal income tax purposes	$335,846,235	$102,202,897	$280,065,051	$306,220,247

	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund
Unrealized appreciation	$—	$—	$—
Unrealized depreciation	$—	$—	$—
Net unrealized appreciation (depreciation)	$—	$—	$—
Cost of securities for federal income tax purposes	$23,373,200	$63,383,651	$21,177,593

The S&P 500 Stock Fund (the “Fund”), a series of Atlas Funds, invests substantially all of its assets in a series of Master Investment Portfolio, the S&P 500 Index Master Portfolio (the “Master Portfolio”), and owns a pro rata interest in the Master Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Master Portfolio was $104,374,943, which represents 4.60% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Shares	Value

COMMON STOCKS—95.80%
ADVERTISING—0.17%
Interpublic Group of Companies Inc. (1)	87,407	$925,640
Omnicom Group Inc.	39,435	2,881,121
		3,806,761

AEROSPACE & DEFENSE—1.69%
Boeing Co. (The)	175,486	9,058,587
General Dynamics Corp.	41,758	4,263,492
Goodrich (B.F.) Co.	24,543	769,669
Lockheed Martin Corp.	93,241	5,200,983
Northrop Grumman Corp.	74,991	3,999,270
Raytheon Co.	94,217	3,578,362
Rockwell Collins Inc.	36,998	1,374,106
United Technologies Corp.	106,986	9,990,353
		38,234,822

AGRICULTURE—1.13%
Altria Group Inc.	428,602	20,161,438
Monsanto Co.	55,404	2,017,814
Reynolds American Inc.	31,000	2,109,240
UST Inc.	34,534	1,390,339
		25,678,831

AIRLINES—0.10%
Delta Air Lines Inc. (1) (2)	25,289	83,201
Southwest Airlines Co.	164,834	2,245,039
		2,328,240

APPAREL—0.41%
Coach Inc. (1)	39,254	1,665,155
Jones Apparel Group Inc. (2)	26,317	942,149
Liz Claiborne Inc. (2)	22,630	853,604
Nike Inc. Class B	55,066	4,339,201
Reebok International Ltd.	12,520	459,734
VF Corp.	22,925	1,133,641
		9,393,484

AUTO MANUFACTURERS—0.59%
Ford Motor Co.	381,884	5,365,470
General Motors Corp. (2)	117,771	5,002,912
Navistar International Corp. (1)	14,573	541,970
PACCAR Inc.	36,601	2,529,827
		13,440,179

AUTO PARTS & EQUIPMENT—0.21%
Cooper Tire & Rubber Co.	15,125	305,071
Dana Corp.	31,106	550,265
Delphi Corp. (2)	116,913	1,086,122
Goodyear Tire & Rubber Co. (The) (1) (2)	35,918	385,759
Johnson Controls Inc.	39,642	2,252,062
Visteon Corp. (2)	26,782	213,988
		4,793,267

BANKS—6.32%
AmSouth Bancorp (2)	73,486	$1,793,058
Bank of America Corp.	850,011	36,830,977
Bank of New York Co. Inc. (The)	162,184	4,730,907
BB&T Corp.	116,365	4,618,527
Comerica Inc. (2)	36,141	2,144,968
Fifth Third Bancorp (2)	119,048	5,859,543
First Horizon National Corp. (2)	25,687	1,113,788
Huntington Bancshares Inc. (2)	47,868	1,192,392
KeyCorp	85,598	2,704,897
M&T Bank Corp.	24,517	2,346,277
Marshall & Ilsley Corp. (2)	46,344	1,867,663
Mellon Financial Corp.	88,551	2,451,977
National City Corp.	139,014	5,368,721
North Fork Bancorp Inc. (2)	65,084	2,892,984
Northern Trust Corp. (2)	45,977	1,875,862
PNC Financial Services Group	58,832	3,182,811
Regions Financial Corp.	96,510	3,190,621
SouthTrust Corp.	69,520	2,896,203
State Street Corp.	70,071	2,992,732
SunTrust Banks Inc.	74,786	5,265,682
Synovus Financial Corp. (2)	64,614	1,689,656
U.S. Bancorp	393,330	11,367,237
Wachovia Corp.	273,801	12,854,957
Wells Fargo & Co.	352,747	21,034,304
Zions Bancorporation	18,680	1,140,227
		143,406,971

BEVERAGES—2.24%
Anheuser-Busch Companies Inc.	167,742	8,378,713
Brown-Forman Corp. Class B	25,341	1,160,618
Coca-Cola Co. (The)	507,376	20,320,409
Coca-Cola Enterprises Inc.	98,057	1,853,277
Coors (Adolph) Co. Class B	7,760	527,059
Pepsi Bottling Group Inc.	53,729	1,458,742
PepsiCo Inc.	354,318	17,237,571
		50,936,389

BIOTECHNOLOGY—1.12%
Amgen Inc. (1)	264,843	15,011,301
Biogen Idec Inc. (1)	70,870	4,335,118
Chiron Corp. (1)	39,420	1,742,364
Genzyme Corp. (1)	47,254	2,571,090
MedImmune Inc. (1)	51,902	1,230,077
Millipore Corp. (1)	10,298	492,759
		25,382,709

BUILDING MATERIALS—0.26%
American Standard Companies Inc. (1)	44,866	1,745,736
Masco Corp. (2)	90,772	3,134,357
Vulcan Materials Co.	21,305	1,085,490
		5,965,583

CHEMICALS—1.54%
Air Products & Chemicals Inc.	47,415	$2,578,428
Ashland Inc.	14,686	823,591
Dow Chemical Co. (The)	196,233	8,865,807
Du Pont (E.I.) de Nemours and Co.	208,631	8,929,407
Eastman Chemical Co. (2)	16,160	768,408
Ecolab Inc. (2)	53,608	1,685,436
Engelhard Corp.	25,674	727,858
Great Lakes Chemical Corp. (2)	10,365	265,344
Hercules Inc. (1)(2)	22,719	323,746
International Flavors & Fragrances Inc.	19,692	752,234
PPG Industries Inc.	35,793	2,193,395
Praxair Inc. (2)	67,791	2,897,387
Rohm & Haas Co. (2)	46,756	2,009,105
Sherwin-Williams Co. (The)	29,655	1,303,634
Sigma-Aldrich Corp.	14,428	836,824
		34,960,604

COMMERCIAL SERVICES—0.86%
Apollo Group Inc. Class A (1)	40,497	2,971,265
Block (H & R) Inc. (2)	34,902	1,724,857
Cendant Corp.	220,509	4,762,994
Convergys Corp. (1)	29,271	393,110
Deluxe Corp.	10,352	424,639
Donnelley (R.R.) & Sons Co.	45,324	1,419,548
Equifax Inc.	28,477	750,654
McKesson Corp.	61,084	1,566,805
Moody’s Corp. (2)	30,948	2,266,941
Paychex Inc.	78,782	2,375,277
Robert Half International Inc.	35,804	922,669
		19,578,759

COMPUTERS—3.75%
Affiliated Computer Services Inc. Class A (1)(2)	27,124	1,509,993
Apple Computer Inc. (1)	81,022	3,139,603
Computer Sciences Corp. (1)	39,132	1,843,117
Dell Inc. (1)(2)	522,153	18,588,647
Electronic Data Systems Corp.	106,848	2,071,783
EMC Corp. (1)	504,360	5,820,314
Gateway Inc. (1)	77,772	384,971
Hewlett-Packard Co.	632,043	11,850,806
International Business Machines Corp.	350,196	30,025,805
Lexmark International Inc. (1)	27,104	2,277,007
NCR Corp. (1)	19,740	978,907
Network Appliance Inc. (1)(2)	74,695	1,717,985
Sun Microsystems Inc. (1)	693,817	2,803,021
SunGard Data Systems Inc. (1)	60,527	1,438,727
Unisys Corp. (1)	69,552	717,777
		85,168,463

COSMETICS & PERSONAL CARE—2.39%
Alberto-Culver Co. (2)	18,880	820,902
Avon Products Inc.	98,426	4,299,248
Colgate-Palmolive Co.	110,984	5,014,257
Gillette Co. (The)	209,301	8,736,224
Kimberly-Clark Corp.	103,630	6,693,462
Procter & Gamble Co.	531,447	28,761,912
		54,326,005

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,395	1,396,840
Grainger (W.W.) Inc. (2)	18,960	1,093,044
		2,489,884

DIVERSIFIED FINANCIAL SERVICES—7.91%
American Express Co. (2)	265,269	$13,650,743
Bear Stearns Companies Inc. (The)	21,662	2,083,235
Capital One Financial Corp.	50,444	3,727,812
Citigroup Inc.	1,082,132	47,743,664
Countrywide Financial Corp.	117,616	4,632,894
E*TRADE Financial Corp. (1)	77,933	889,995
Federal Home Loan Mortgage Corp.	143,600	9,368,464
Federal National Mortgage Association	202,130	12,815,042
Federated Investors Inc. Class B (2)	22,236	632,392
Franklin Resources Inc. (2)	52,149	2,907,828
Goldman Sachs Group Inc. (The)	101,508	9,464,606
Janus Capital Group Inc.	49,951	679,833
JP Morgan Chase & Co.	744,084	29,562,457
Lehman Brothers Holdings Inc. (2)	56,964	4,541,170
MBNA Corp.	266,498	6,715,750
Merrill Lynch & Co. Inc.	196,674	9,778,631
Morgan Stanley	229,268	11,302,912
Providian Financial Corp. (1)	60,814	945,050
Schwab (Charles) Corp. (The) (2)	284,706	2,616,448
SLM Corp.	91,562	4,083,665
T. Rowe Price Group Inc.	26,432	1,346,446
		179,489,037

ELECTRIC—2.58%
AES Corp. (The) (1)	134,983	1,348,480
Allegheny Energy Inc. (1)(2)	26,010	415,120
Ameren Corp.	40,178	1,854,215
American Electric Power Co. Inc.	82,534	2,637,787
Calpine Corp. (1)(2)	92,576	268,470
CenterPoint Energy Inc. (2)	64,111	664,190
Cinergy Corp. (2)	37,533	1,486,307
CMS Energy Corp. (1)(2)	34,161	325,213
Consolidated Edison Inc. (2)	50,265	2,113,141
Constellation Energy Group Inc.	36,641	1,459,777
Dominion Resources Inc.	68,976	4,500,684
DTE Energy Co. (2)	36,186	1,526,687
Duke Energy Corp. (2)	195,877	4,483,625
Edison International	67,972	1,801,938
Entergy Corp.	47,707	2,891,521
Exelon Corp.	137,872	5,058,524
FirstEnergy Corp.	68,805	2,826,509
FPL Group Inc. (2)	38,553	2,633,941
NiSource Inc.	54,960	1,154,710
PG&E Corp. (1)(2)	84,483	2,568,283
Pinnacle West Capital Corp.	19,066	791,239
PPL Corp. (2)	39,452	1,861,345
Progress Energy Inc.	51,439	2,177,927
Public Service Enterprise Group Inc. (2)	49,359	2,102,693
Southern Co. (The)	153,827	4,611,733
TECO Energy Inc.	41,485	561,292
TXU Corp. (2)	62,491	2,994,569
Xcel Energy Inc. (2)	83,306	1,442,860
		58,562,780

ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
American Power Conversion Corp.	41,776	726,485
Emerson Electric Co.	87,996	5,446,072
Molex Inc. (2)	39,565	1,179,828
Power-One Inc. (1)(2)	17,065	110,581
		7,462,966

ELECTRONICS—0.54%
Agilent Technologies Inc. (1)	101,419	$2,187,608
Applera Corp. - Applied Biosystems Group	42,215	796,597
Fisher Scientific International Inc. (1)	23,786	1,387,437
Jabil Circuit Inc. (1)	41,882	963,286
Parker Hannifin Corp.	24,943	1,468,145
PerkinElmer Inc.	26,659	459,068
Sanmina-SCI Corp. (1)	108,698	766,321
Solectron Corp. (1)(2)	200,593	992,935
Symbol Technologies Inc.	48,941	618,614
Tektronix Inc.	17,665	587,361
Thermo Electron Corp. (1)	34,578	934,298
Waters Corp. (1)	24,861	1,096,370
		12,258,040

ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp. (2)	17,327	771,398
		771,398

ENTERTAINMENT—0.11%
International Game Technology Inc.	72,155	2,593,972
		2,593,972

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. (1)	65,534	579,976
Waste Management Inc.	121,095	3,310,737
		3,890,713

FOOD—1.69%
Albertson’s Inc. (2)	76,729	1,836,125
Archer-Daniels-Midland Co. (2)	135,592	2,302,352
Campbell Soup Co.	85,732	2,253,894
ConAgra Foods Inc. (2)	110,227	2,833,936
General Mills Inc.	79,409	3,565,464
Heinz (H.J.) Co.	73,448	2,645,597
Hershey Foods Corp. (2)	51,895	2,424,015
Kellogg Co.	86,349	3,683,648
Kroger Co. (1)	154,894	2,403,955
McCormick & Co. Inc. NVS	28,407	975,496
Safeway Inc. (1)(2)	93,102	1,797,800
Sara Lee Corp.	164,858	3,768,654
SUPERVALU Inc.	28,131	775,009
Sysco Corp.	133,376	3,990,610
Winn-Dixie Stores Inc. (2)	29,013	89,650
Wrigley (William Jr.) Co.	46,852	2,966,200
		38,312,405

FOREST PRODUCTS & PAPER—0.56%
Boise Cascade Corp.	18,296	608,891
Georgia-Pacific Corp.	53,917	1,938,316
International Paper Co. (2)	101,266	4,092,159
Louisiana-Pacific Corp.	22,712	589,376
MeadWestvaco Corp.	42,049	1,341,363
Temple-Inland Inc.	11,552	775,717
Weyerhaeuser Co.	50,304	3,344,210
		12,690,032

GAS—0.16%
KeySpan Corp.	33,418	1,309,986
Nicor Inc. (2)	9,020	331,034
Peoples Energy Corp. (2)	7,841	326,813
Sempra Energy (2)	47,934	1,734,731
		3,702,564

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	16,521	$1,279,386
Snap-On Inc.	11,933	328,873
Stanley Works (The) (2)	17,042	724,796
		2,333,055

HEALTH CARE-PRODUCTS—3.59%
Bard (C.R.) Inc.	21,770	1,232,835
Bausch & Lomb Inc. (2)	11,052	734,405
Baxter International Inc.	127,848	4,111,592
Becton, Dickinson & Co.	52,444	2,711,355
Biomet Inc.	53,074	2,488,109
Boston Scientific Corp. (1)	175,914	6,989,063
Guidant Corp.	65,427	4,320,799
Johnson & Johnson	620,021	34,925,783
Medtronic Inc.	252,835	13,122,137
St. Jude Medical Inc. (1)	36,748	2,766,022
Stryker Corp. (2)	83,474	4,013,430
Zimmer Holdings Inc. (1)	51,183	4,045,504
		81,461,034

HEALTH CARE-SERVICES—1.26%
Aetna Inc. (2)	32,074	3,205,155
Anthem Inc. (1)(2)	29,159	2,544,123
HCA Inc.	101,298	3,864,519
Health Management Associates Inc. Class A	50,715	1,036,107
Humana Inc. (1)	33,706	673,446
Manor Care Inc.	18,554	555,878
Quest Diagnostics Inc. (2)	21,347	1,883,232
Tenet Healthcare Corp. (1)(2)	97,117	1,047,892
UnitedHealth Group Inc.	138,915	10,243,592
WellPoint Health Networks Inc. (1)	32,805	3,447,477
		28,501,421

HOME BUILDERS—0.17%
Centex Corp.	25,738	1,298,739
KB Home	9,750	823,778
Pulte Homes Inc.	26,450	1,623,237
		3,745,754

HOME FURNISHINGS—0.10%
Leggett & Platt Inc.	40,058	1,125,630
Maytag Corp. (2)	16,086	295,500
Whirlpool Corp.	13,927	836,873
		2,258,003

HOUSEHOLD PRODUCTS & WARES—0.27%
Avery Dennison Corp. (2)	23,046	1,515,966
Clorox Co.	44,255	2,358,792
Fortune Brands Inc.	30,238	2,240,333
		6,115,091

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	57,334	1,148,973
		1,148,973

INSURANCE—4.64%
ACE Ltd.	59,065	$2,366,144
AFLAC Inc.	106,088	4,159,710
Allstate Corp. (The)	145,221	6,969,156
Ambac Financial Group Inc.	22,615	1,808,069
American International Group Inc.	543,997	36,986,356
AON Corp.	65,738	1,889,310
Chubb Corp.	39,892	2,803,610
CIGNA Corp.	29,045	2,022,403
Cincinnati Financial Corp. (2)	35,103	1,446,946
Hartford Financial Services Group Inc. (2)	61,238	3,792,469
Jefferson-Pilot Corp.	28,764	1,428,420
Lincoln National Corp.	37,197	1,748,259
Loews Corp.	38,695	2,263,658
Marsh & McLennan Companies Inc.	109,153	4,994,841
MBIA Inc. (2)	30,123	1,753,460
MetLife Inc.	157,129	6,073,036
MGIC Investment Corp.	20,611	1,371,662
Principal Financial Group Inc. (2)	66,028	2,375,027
Progressive Corp. (The)	45,349	3,843,328
Prudential Financial Inc.	108,874	5,121,433
SAFECO Corp. (2)	26,301	1,200,641
St. Paul Travelers Companies Inc.	139,147	4,600,200
Torchmark Corp.	23,039	1,225,214
UNUMProvident Corp. (2)	61,826	970,050
XL Capital Ltd. Class A	28,814	2,131,948
		105,345,350

INTERNET—1.17%
eBay Inc. (1)	138,080	12,695,075
Monster Worldwide Inc. (1)(2)	24,462	602,744
Symantec Corp. (1)	65,824	3,612,421
Yahoo! Inc. (1)	284,206	9,637,425
		26,547,665

IRON & STEEL—0.12%
Allegheny Technologies Inc.	19,878	362,774
Nucor Corp. (2)	16,469	1,504,773
United States Steel Corp.	23,644	889,487
		2,757,034

LEISURE TIME—0.51%
Brunswick Corp.	19,766	904,492
Carnival Corp. (2)	131,966	6,240,672
Harley-Davidson Inc. (2)	61,565	3,659,424
Sabre Holdings Corp.	29,112	714,117
		11,518,705

LODGING—0.32%
Harrah’s Entertainment Inc.	23,538	1,247,043
Hilton Hotels Corp. (2)	79,985	1,506,917
Marriott International Inc. Class A	47,805	2,483,948
Starwood Hotels & Resorts Worldwide Inc.	43,182	2,004,508
		7,242,416

MACHINERY—0.50%
Caterpillar Inc.	71,589	5,759,335
Cummins Inc. (2)	8,997	664,788
Deere & Co.	51,927	3,351,888
Rockwell Automation Inc.	38,782	1,500,863
		11,276,874

MANUFACTURING—5.69%
Cooper Industries Ltd.	19,771	$1,166,489
Crane Co.	12,170	351,956
Danaher Corp.	64,241	3,294,278
Dover Corp.	42,403	1,648,205
Eastman Kodak Co. (2)	59,795	1,926,595
Eaton Corp.	31,417	1,992,152
General Electric Co.	2,205,576	74,063,242
Honeywell International Inc.	179,129	6,423,566
Illinois Tool Works Inc. (2)	63,388	5,905,860
Ingersoll-Rand Co. Class A	36,150	2,457,116
ITT Industries Inc.	19,322	1,545,567
Pall Corp. (2)	26,109	639,148
Textron Inc.	28,711	1,845,256
3M Co.	163,498	13,074,935
Tyco International Ltd.	419,615	12,865,396
		129,199,761

MEDIA—3.11%
Clear Channel Communications Inc.	123,917	3,862,493
Comcast Corp. Class A (1)	467,003	13,188,165
Dow Jones & Co. Inc. (2)	17,068	693,131
Gannett Co. Inc.	55,844	4,677,493
Knight Ridder Inc.	16,357	1,070,566
McGraw-Hill Companies Inc. (The)	39,738	3,166,721
Meredith Corp.	10,488	538,873
New York Times Co. Class A (2)	31,023	1,212,999
Time Warner Inc. (1)	955,144	15,416,024
Tribune Co.	67,030	2,758,285
Univision Communications Inc. Class A (1)	67,469	2,132,695
Viacom Inc. Class B	362,397	12,162,043
Walt Disney Co. (The)	429,175	9,677,896
		70,557,384

METAL FABRICATE & HARDWARE—0.02%
Worthington Industries Inc. (2)	17,637	376,550
		376,550

MINING—0.60%
Alcoa Inc.	181,345	6,091,379
Freeport-McMoRan Copper & Gold Inc. (2)	36,941	1,496,111
Newmont Mining Corp.	92,419	4,207,837
Phelps Dodge Corp.	19,507	1,795,229
		13,590,556

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	48,216	2,126,326
Xerox Corp. (1)(2)	175,251	2,467,534
		4,593,860

OIL & GAS—6.14%
Amerada Hess Corp.	19,034	1,694,026
Anadarko Petroleum Corp.	52,540	3,486,554
Apache Corp.	67,843	3,399,613
Burlington Resources Inc.	82,758	3,376,526
ChevronTexaco Corp.	445,410	23,891,792
ConocoPhillips	143,872	11,919,795
Devon Energy Corp.	50,492	3,585,437
EOG Resources Inc.	24,319	1,601,406
Exxon Mobil Corp.	1,359,444	65,701,929
Kerr-McGee Corp.	31,212	1,786,887
Marathon Oil Corp.	72,055	2,974,430
Nabors Industries Ltd. (1)	30,996	1,467,661
Noble Corp. (1)(2)	28,134	1,264,623
Occidental Petroleum Corp.	81,599	4,563,832
Rowan Companies Inc. (1)(2)	22,084	583,018
Sunoco Inc.	15,701	1,161,560
Transocean Inc. (1)	66,926	2,394,612
Unocal Corp.	54,980	2,364,140
Valero Energy Corp.	26,855	2,154,040
		139,371,881

OIL & GAS SERVICES—0.71%
Baker Hughes Inc.	69,485	$3,037,884
BJ Services Co.	33,569	1,759,351
Halliburton Co.	91,814	3,093,214
Schlumberger Ltd.	123,346	8,302,419
		16,192,868

PACKAGING & CONTAINERS—0.13%
Ball Corp.	23,522	880,428
Bemis Co. Inc. (2)	22,317	593,186
Pactiv Corp. (1)	32,180	748,185
Sealed Air Corp. (1)	17,596	815,575
		3,037,374

PHARMACEUTICALS—6.20%
Abbott Laboratories	326,110	13,814,020
Allergan Inc.	27,401	1,987,943
AmerisourceBergen Corp.	23,431	1,258,479
Bristol-Myers Squibb Co. (2)	405,549	9,599,345
Cardinal Health Inc.	89,773	3,929,364
Caremark Rx Inc. (1)(2)	97,327	3,121,277
Express Scripts Inc. (1)(2)	16,260	1,062,428
Forest Laboratories Inc. (1)	77,147	3,470,072
Gilead Sciences Inc. (1)	89,416	3,342,370
Hospira Inc. (1)	32,562	996,397
King Pharmaceuticals Inc. (1)	50,385	601,597
Lilly (Eli) & Co.	236,166	14,181,768
Medco Health Solutions Inc. (1)	56,548	1,747,333
Merck & Co. Inc.	463,469	15,294,477
Mylan Laboratories Inc. (2)	56,035	1,008,630
Pfizer Inc.	1,578,023	48,287,504
Schering-Plough Corp.	307,006	5,851,534
Watson Pharmaceuticals Inc. (1)	22,724	669,449
Wyeth	278,135	10,402,249
		140,626,236

PIPELINES—0.20%
Dynegy Inc. Class A (1)(2)	77,220	385,328
El Paso Corp. (2)	133,752	1,229,181
Kinder Morgan Inc.	25,886	1,626,159
Williams Companies Inc.	108,457	1,312,330
		4,552,998

REAL ESTATE INVESTMENT TRUSTS—0.43%
Apartment Investment & Management Co. Class A	19,646	683,288
Equity Office Properties Trust (2)	84,194	2,294,287
Equity Residential	58,453	1,812,043
Plum Creek Timber Co. Inc.	38,232	1,339,267
ProLogis	37,840	1,333,482
Simon Property Group Inc.	43,411	2,328,132
		9,790,499

RETAIL—6.67%
AutoNation Inc. (1)(2)	55,882	$954,465
AutoZone Inc. (1)(2)	17,242	1,331,945
Bed Bath & Beyond Inc. (1)	62,682	2,326,129
Best Buy Co. Inc.	67,687	3,671,343
Big Lots Inc. (1)(2)	23,943	292,823
Circuit City Stores Inc.	42,311	649,051
Costco Wholesale Corp.	96,325	4,003,267
CVS Corp.	83,421	3,514,527
Darden Restaurants Inc.	33,757	787,213
Dillard’s Inc. Class A	17,038	336,330
Dollar General Corp.	68,476	1,379,791
Family Dollar Stores Inc.	35,788	969,855
Federated Department Stores Inc.	37,511	1,704,125
Gap Inc. (The)	187,778	3,511,449
Home Depot Inc.	459,192	18,000,326
Kohl’s Corp. (1)	71,131	3,427,803
Limited Brands Inc.	98,316	2,191,464
Lowe’s Companies Inc.	163,277	8,874,105
May Department Stores Co. (The)	60,677	1,555,152
McDonald’s Corp.	262,614	7,361,070
Nordstrom Inc.	29,027	1,109,992
Office Depot Inc. (1)	65,281	981,173
Penney (J.C.) Co. Inc. (Holding Co.) (2)	60,188	2,123,433
RadioShack Corp.	33,600	962,304
Sears, Roebuck and Co.	44,393	1,769,061
Staples Inc.	103,757	3,094,034
Starbucks Corp. (1)	82,712	3,760,088
Target Corp.	189,183	8,560,531
Tiffany & Co.	30,545	938,953
TJX Companies Inc. (2)	102,355	2,255,904
Toys R Us Inc. (1)	44,654	792,162
Walgreen Co.	213,704	7,657,014
Wal-Mart Stores Inc.	886,662	47,170,418
Wendy’s International Inc.	23,806	799,882
Yum! Brands Inc.	60,373	2,454,766
		151,271,948

SAVINGS & LOANS—0.54%
Golden West Financial Corp.	31,839	3,532,537
Sovereign Bancorp Inc. (2)	71,567	1,561,592
Washington Mutual Inc.	182,261	7,122,760
		12,216,889

SEMICONDUCTORS—2.76%
Advanced Micro Devices Inc. (1)(2)	73,775	959,075
Altera Corp. (1)	78,098	1,528,378
Analog Devices Inc. (2)	79,028	3,064,706
Applied Materials Inc. (1)	354,726	5,849,432
Applied Micro Circuits Corp. (1)	65,107	203,785
Broadcom Corp. Class A (1)	67,265	1,835,662
Intel Corp.	1,341,146	26,903,389
KLA-Tencor Corp. (1)(2)	41,009	1,701,053
Linear Technology Corp. (2)	64,546	2,339,147
LSI Logic Corp. (1)	79,756	343,748
Maxim Integrated Products Inc. (2)	67,825	2,868,319
Micron Technology Inc. (1)(2)	127,368	1,532,237
National Semiconductor Corp. (1)	74,848	1,159,396
Novellus Systems Inc. (1)	30,155	801,821
NVIDIA Corp. (1)	34,630	502,828
PMC-Sierra Inc. (1)(2)	36,867	324,798
QLogic Corp. (1)	19,341	572,687
Teradyne Inc. (1)	40,478	542,405
Texas Instruments Inc.	361,071	7,683,591
Xilinx Inc.	72,409	1,955,043
		62,671,500

SOFTWARE—4.81%
Adobe Systems Inc.	49,803	$2,463,754
Autodesk Inc.	23,683	1,151,704
Automatic Data Processing Inc.	122,541	5,063,394
BMC Software Inc. (1)	46,322	732,351
Citrix Systems Inc. (1)	35,523	622,363
Computer Associates International Inc. (2)	121,987	3,208,258
Compuware Corp. (1)	80,615	415,167
Electronic Arts Inc. (1)(2)	63,141	2,903,855
First Data Corp.	179,620	7,813,470
Fiserv Inc. (1)	40,674	1,417,896
IMS Health Inc.	48,730	1,165,622
Intuit Inc. (1)	39,964	1,814,366
Mercury Interactive Corp. (1)	19,239	671,056
Microsoft Corp.	2,271,262	62,800,394
Novell Inc. (1)(2)	80,705	509,249
Oracle Corp. (1)	1,081,778	12,202,456
Parametric Technology Corp. (1)	54,554	288,045
PeopleSoft Inc. (1)	76,126	1,511,101
Siebel Systems Inc. (1)	104,866	790,690
Veritas Software Corp. (1)	90,085	1,603,513
		109,148,704

TELECOMMUNICATIONS—6.16%
ADC Telecommunications Inc. (1)(2)	168,874	305,662
Alltel Corp.	64,284	3,529,834
Andrew Corp. (1)	33,530	410,407
AT&T Corp.	165,615	2,371,607
AT&T Wireless Services Inc. (1)	568,871	8,407,913
Avaya Inc. (1)(2)	94,516	1,317,553
BellSouth Corp.	382,604	10,376,221
CenturyTel Inc.	28,529	976,833
CIENA Corp. (1)	117,622	232,892
Cisco Systems Inc. (1)	1,412,432	25,565,019
Citizens Communications Co.	69,223	926,896
Comverse Technology Inc. (1)	40,826	768,754
Corning Inc. (1)	291,080	3,225,166
JDS Uniphase Corp. (1)	300,493	1,012,661
Lucent Technologies Inc. (1)(2)	900,085	2,853,269
Motorola Inc.	493,497	8,902,686
Nextel Communications Inc. Class A (1)(2)	232,597	5,545,113
QUALCOMM Inc.	340,023	13,274,498
Qwest Communications International Inc. (1)	379,005	1,262,087
SBC Communications Inc.	692,192	17,962,382
Scientific-Atlanta Inc.	31,958	828,351
Sprint Corp. (FON Group)	303,417	6,107,784
Tellabs Inc. (1)(2)	86,774	797,453
Verizon Communications Inc.	578,313	22,773,966
		139,735,007

TEXTILES—0.07%
Cintas Corp.	35,714	$1,501,417
		1,501,417

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc. (2)	36,812	692,066
Mattel Inc. (2)	87,011	1,577,509
		2,269,575

TRANSPORTATION—1.49%
Burlington Northern Santa Fe Corp.	77,366	2,963,891
CSX Corp. (2)	44,789	1,486,995
FedEx Corp.	62,747	5,376,790
Norfolk Southern Corp.	81,790	2,432,435
Ryder System Inc.	13,655	642,331
Union Pacific Corp.	54,054	3,167,564
United Parcel Service Inc. Class B	235,096	17,848,488
		33,918,494

TOTAL COMMON STOCKS
(Cost: $2,396,971,050)		2,174,499,734

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—10.60%

COMMERCIAL PAPER—1.56%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	822,987	822,299
1.88%, 10/01/04 (3)	935,213	935,213
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	701,409	700,974
1.73%, 10/18/04 (3)	233,803	233,612
1.78%, 10/26/04 (3)	420,846	420,325
1.78%, 10/27/04 (3)	233,803	233,503
1.78%, 10/28/04 (3)	701,409	700,466
Barton Capital Corp.
1.77%, 10/15/04 (3)	561,128	560,742
1.78%, 10/18/04 (3)	935,213	934,429
1.78%, 10/19/04 (3)	701,409	700,785
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	467,606	467,338
CRC Funding LLC
1.78%, 11/09/04 (3)	467,606	466,705
Delaware Funding Corp.
1.78%, 10/22/04 (3)	233,803	233,560
1.78%, 10/26/04 (3)	233,803	233,514
1.78%, 10/27/04 (3)	478,408	477,793
Edison Asset Securitization
1.45%, 11/09/04 (3)	935,213	933,744
1.59%, 12/02/04 (3)	935,213	932,652
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	397,325	396,713
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	701,409	700,974
1.78%, 10/22/04 (3)	233,803	233,560
1.78%, 10/26/04 (3)	374,085	373,623
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	467,606	465,083
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	613,266	612,896

1.78%, 10/27/04 (3)	436,688	$436,127
Grampian Funding LLC
1.26%, 10/22/04 (3)	935,213	934,528
1.44%, 10/27/04 (3)	935,213	934,240
1.59%, 11/30/04 (3)	467,606	466,367
1.78%, 10/18/04 (3)	935,213	934,426
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	1,169,016	1,168,234
1.78%, 10/27/04 (3)	467,606	467,005
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	702,232	701,570
Nationwide Building Society
1.63%, 12/09/04 (3)	776,226	773,801
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	467,606	467,051
1.78%, 10/28/04 (3)	570,480	569,718
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	1,870,425	1,869,263
1.77%, 10/06/04 (3)	935,213	934,983
1.78%, 10/15/04 (3)	467,606	467,283
1.78%, 10/19/04 (3)	233,803	233,595
1.80%, 10/28/04 (3)	703,401	702,452
Prudential Funding LLC
1.60%, 12/01/04 (3)	467,606	466,339
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	935,213	935,213
Scaldis Capital LLC
1.73%, 10/15/04 (3)	467,606	467,292
Sydney Capital Corp.
1.25%, 10/22/04 (3)	311,239	311,012
1.74%, 10/12/04 (3)	1,613,896	1,613,038
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	1,402,819	1,399,488
1.88%, 10/01/04 (3)	5,143,669	5,143,669
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	231,652	231,499
		35,398,696

FLOATING RATE NOTES—1.65%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	233,803	233,701
Beta Finance Inc.
1.63%, 05/04/05 (3)(5)	561,128	561,061
1.69%, 10/12/04 (3)(5)	467,606	467,605
1.80%, 03/15/05 (3)(5)	467,606	467,777
1.89%, 09/23/05 (3)(5)	841,691	841,362
1.89%, 09/27/05 (3)(5)	748,170	747,874
2.04%, 10/27/05 (3)(5)	888,452	889,498
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	1,402,819	1,402,384
CC USA Inc.
1.61%, 07/29/05 (3)(5)	935,213	934,981
1.63%, 05/04/05 (3)(5)	935,213	935,103
Den Danske Bank NY
1.68%, 08/12/05 (3)	935,213	934,970
1.77%, 08/26/05 (3)	935,213	934,960
Depfa Bank PLC
1.86%, 09/15/05 (3)	935,213	935,213
Dorada Finance Inc.
1.61%, 07/29/05 (3)(5)	776,226	776,034

Five Finance Inc.
1.79%, 04/29/05 (3)(5)	748,170	$748,127
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	935,213	935,213
K2 USA LLC
1.61%, 07/25/05 (3)(5)	467,606	467,530
1.70%, 06/10/05 (3)(5)	935,213	935,134
1.70%, 09/12/05 (3)(5)	935,213	935,036
1.79%, 10/20/05 (3)(5)	935,213	935,246
Links Finance LLC
1.68%, 04/25/05 (3)	935,213	935,558
1.71%, 04/15/05 (3)(5)	935,213	935,112
National City Bank (Ohio)
1.67%, 08/09/05 (3)	935,213	934,973
1.73%, 06/10/05 (3)	467,606	467,707
1.76%, 06/23/05 (3)	935,213	935,009
Nationwide Building Society
1.96%, 10/28/05 (3)(5)	1,589,861	1,590,084
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	935,213	934,943
Northern Rock PLC
1.56%, 01/13/05 (3)(5)	888,452	888,452
Permanent Financing PLC
1.69%, 03/10/05 (3)	935,213	935,213
1.70%, 12/10/04 (3)	467,606	467,606
1.72%, 06/10/05 (3)	420,846	420,846
Sigma Finance Inc.
1.52%, 10/07/04 (3)	935,213	935,210
1.73%, 11/15/04 (3)	935,213	935,204
1.75%, 08/17/05 (3)	467,606	467,642
1.75%, 09/15/05 (3)	1,169,016	1,169,118
Tango Finance Corp.
1.66%, 04/07/05 (3)(5)	343,223	343,205
1.66%, 05/17/05 (3)(5)	776,226	776,202
1.70%, 02/25/05 (3)(5)	523,719	523,677
1.72%, 01/18/05 (3)(5)	411,494	411,481
1.81%, 07/25/05 (3)(5)	935,213	935,136
WhistleJacket Capital LLC
1.72%, 07/15/05 (3)(5)	701,409	701,297
1.72%, 09/15/05 (3)	701,409	701,275
1.84%, 06/15/05 (3)(5)	467,606	467,531
White Pine Finance LLC
1.55%, 07/11/05 (3)	233,803	233,783
1.63%, 07/05/05 (3)	467,606	467,529
1.68%, 05/20/05 (3)	420,846	420,819
1.71%, 04/15/05 (3)(5)	701,409	701,335
1.72%, 11/15/04 (3)(5)	561,128	561,128
1.73%, 06/15/05 (3)(5)	383,437	383,437
1.80%, 03/29/05 (3)	402,141	402,097
1.80%, 08/26/05 (3)(5)	467,606	467,522
		37,468,940

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (3)(5)	935,213	935,162
1.51%, 02/15/05 (3)(5)	607,888	608,243
Dorada Finance Inc.
1.48%, 01/18/05 (3)(5)	701,409	701,399
K2 USA LLC
1.46%, 01/12/05 (3)(5)	467,606	467,593
WhistleJacket Capital LLC
1.32%, 02/04/05 (3)(5)	233,803	233,787
		2,946,184

MONEY MARKET FUNDS—5.22%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(4)	3,740,850	$3,740,850
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)(4)	103,422,067	103,422,067
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3)(4)	10,287,338	10,287,338
BlackRock Temp Cash Money Market Fund (3)	387,793	387,793
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	628,312	628,312
		118,466,360

REPURCHASE AGREEMENTS—0.79%
Banc of America Securities LLC
1.90%, 10/01/04 (3)(6)	2,805,638	2,805,638
Bank of America N.A.
1.90%, 10/01/04 (3)(6)	6,546,488	6,546,488
Goldman Sachs & Co.
1.90%, 10/01/04 (3)(6)	6,078,882	6,078,882
Lehman Brothers Inc.
1.90%, 10/01/04 (3)(6)	2,431,553	2,431,553
		17,862,561

TIME DEPOSITS—0.84%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	935,213	935,213
1.33%, 02/10/05 (3)	467,606	467,581
1.39%, 02/02/05 (3)	467,606	467,582
1.39%, 04/08/05 (3)	654,649	654,598
1.40%, 10/25/04 (3)	935,213	935,203
Bank of New York
1.39%, 11/01/04 (3)	935,213	935,205
1.60%, 12/03/04 (3)	233,803	233,783
Bank of Nova Scotia
1.13%, 10/06/04 (3)	935,213	935,213
1.24%, 10/07/04 (3)	701,409	701,408
1.42%, 10/29/04 (3)	701,409	701,413
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	701,409	701,408
1.38%, 11/22/04 (3)	233,803	233,806
1.40%, 10/29/04 (3)	935,213	935,211
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	598,536	598,506
National City Bank (Ohio)
1.25%, 01/06/05 (3)	935,213	935,225
Nordea Bank PLC
2.11%, 06/07/05 (3)	935,213	935,086
SunTrust Bank
1.88%, 10/01/04 (3)	3,740,850	3,740,850
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,636,622	1,636,486
1.34%, 02/10/05 (3)	374,085	374,065
1.41%, 11/01/04 (3)	701,409	701,403
1.77%, 05/10/05 (3)	467,606	467,578
1.78%, 10/29/04 (3)	467,606	467,606
1.90%, 05/11/05 (3)	467,606	467,578
		19,162,007

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	654,649	$655,774
1.80%, 01/18/05 (3)	434,874	432,504
1.80%, 01/19/05 (3)	467,606	465,034
2.06%, 05/31/05 (3)	466,232	459,775
Federal National Mortgage Association
2.33%, 07/22/05 (3)	1,402,819	1,376,183
		3,389,270

U.S. TREASURY OBLIGATIONS—0.26%
U.S. Treasury Bill
1.67% (7), 12/23/04 (8)	5,900,000	5,877,462
		5,877,462

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,571,375)		240,571,480

TOTAL INVESTMENTS IN SECURITIES — 106.40%
(Cost: $2,637,542,425) (9)		2,415,071,214
Other Assets, Less Liabilities — (6.40%)		(145,294,721)
NET ASSETS — 100.00%		$2,269,776,493

NVS                   Non-Voting Shares

(1)                             Non-income earning security.

(2)                             All or a portion of this security represents a security on loan. See Note 3.

(3)                             All or a portion of this security represents an investment of securities lending collateral.  See Note 3.

(4)                             The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(5)                             Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)                             Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

(7)                             Yield to maturity.

(8)                             This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(9)                                  As of September 30, 2004, the cost of investments for federal income tax purposes was $2,781,107,248.  Net unrealized depreciation on securities based on tax cost was $366,036,034, resulting from gross unrealized appreciation on securities of $62,055,699 and gross unrealized depreciation on securities of $428,091,733.

See accompanying notes to the schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

1.              SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware statutory trust.  As of September 30, 2004, MIP offered the following separate portfolios:  Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the Schedules of Investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

Investments of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price.  Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price.  U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price.  If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources.  Short-term investments are valued at amortized cost, which approximates market value.  Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date.  The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.  Mutual fund shares are valued at net asset value.  Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities.  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded.  Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange.  Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.  Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions.  Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2004, the open futures contracts held by the Master Portfolio were as follows:

Number of Contracts	Position	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)

272	Long	S&P 500 Mini	12/17/04	$15,162,640	$(55,678)
293	Long	S&P 500	12/17/04	81,666,425	(668,040)

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $5,900,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers.  These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price.  A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement.  The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.  As of September 30, 2004, a portion of the Master Portfolio’s cash collateral for securities on loan was invested in repurchase agreements, as disclosed in the Master Portfolio’s Schedule of Investments.  For further information, see Note 3, below.

2.     AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds.  The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment of the Master Portfolio in shares of issuers affiliated with BGFA for the nine months ended September 30, 2004, including income earned from affiliated issuers and net realized gains from sales of affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividends and Interest Income
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
S&P 500 Index
IMMF	42,866	10,350,173	10,303,631	89,408	89,408,348	720,936

3.     PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions.  The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges.  The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan.  The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of September 30, 2004, the Master Portfolio had loaned securities which were collateralized by cash.  The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Funds

By	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	November 29, 2004

By	/s/ Gene A. Johnson
Gene A. Johnson, Vice President and Treasurer (as Principal Financial Officer)

Date	November 29, 2004